                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-5867

                     Oppenheimer Multi-State Municipal Trust
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: July 31

                      Date of reporting period: 10/29/2010

OPPENHEIMER NEW JERSEY MUNICIPAL FUND
STATEMENT OF INVESTMENTS October 29, 2010*(Unaudited)

  Principal
   Amount                                                        Coupon     Maturity        Value
------------                                                     ------    ----------   -------------
Municipal Bonds and Notes--114.9%
New Jersey--84.5%
$    390,000   Atlantic County, NJ Utilities Authority Solid
               Waste                                              7.125%   03/01/2016   $     389,435
   3,620,000   Bayonne, NJ Parking Authority (City Parking)       5.000    06/15/2027       3,209,058
   6,065,000   Bayonne, NJ Redevel. Agency                        7.625    04/01/2038       7,008,168
     425,000   Bayonne, NJ Redevel. Agency (Royal Caribbean)      4.750    11/01/2016         400,274
      10,000   Bergen County, NJ HDC                              6.750    10/01/2018          10,027
      75,000   Bergen County, NJ Utilities Authority              5.500    12/15/2016          75,259
      40,000   Berkeley, NJ HFC (Bayville Hsg.)                   5.750    08/01/2014          40,121
   3,000,000   Burlington County, NJ Bridge Commission
               Economic Devel. (The Evergreens)                   5.625    01/01/2038       2,693,160
     140,000   Camden County, NJ Improvement Authority
               (Cooper Health System)                             5.000    02/15/2035         133,370
      10,000   Camden County, NJ Improvement Authority
               (Cooper Health System)                             5.750    02/15/2034          10,145
      60,000   Casino Reinvestment Devel. Authority of NJ         5.250    06/01/2017          64,314
     220,000   Casino Reinvestment Devel. Authority of NJ         5.250    01/01/2018         235,024
      25,000   Essex County, NJ Improvement Authority (Mt.
               Carmel Towers)                                     4.850    11/01/2032          25,118
      20,000   Essex County, NJ Improvement Authority
               (Sportsplex)                                       5.625    10/01/2023          20,019
     105,000   Essex County, NJ Improvement Authority
               (Sportsplex)                                       5.625    10/01/2027         105,079
     525,000   Gloucester County, NJ HDC (Colonial Park)          6.200    09/15/2011         525,746
       5,000   Gloucester County, NJ Utilities Authority          5.125    01/01/2013           5,019
      25,000   Hudson County, NJ Improvement Authority
               (Hudson County Lease)                              5.375    10/01/2024          25,082
   3,860,000   Hudson County, NJ Solid Waste Improvement
               Authority (Koppers Site)                           6.125    01/01/2029       3,193,069
   1,000,000   Hudson County, NJ Solid Waste Improvement
               Authority, Series 1                                6.000    01/01/2029         821,940
       5,000   Jackson, NJ Township Municipal Utilities
               Authority                                          5.500    12/01/2015           5,013
      95,000   Lodie, NJ Board of Education COP                   5.700    09/15/2021          95,161
      10,000   Middlesex County, NJ Improvement Authority
               (Edison Township)                                  5.650    09/15/2011          10,042
     765,000   Middlesex County, NJ Improvement Authority
               (Heldrich Center Hotel)                            5.000    01/01/2015         480,665
     500,000   Middlesex County, NJ Improvement Authority
               (Heldrich Center Hotel)                            5.000    01/01/2020         275,895
   2,535,000   Middlesex County, NJ Improvement Authority
               (Heldrich Center Hotel)                            5.000    01/01/2032       1,393,059
   1,100,000   Middlesex County, NJ Improvement Authority
               (Heldrich Center Hotel)                            5.125    01/01/2037         604,186
      20,000   Middlesex County, NJ Improvement Authority
               (South Plainfield Urban Renewal)                   5.500    09/01/2030          20,009
      50,000   Newark, NJ Hsg. Authority (Lock Street Urban
               Renewal Partnership)                               6.400    01/20/2034          50,573
   2,250,000   Newark, NJ Hsg. Authority (South Ward Police
               Facility)                                          6.750    12/01/2038       2,595,983
   2,045,000   NJ EDA (American Airlines)                         7.100    11/01/2031       1,959,151
   3,060,000   NJ EDA (Applewood Estates)                         5.000    10/01/2035       2,590,076
      50,000   NJ EDA (Bristol Glen)                              5.750    07/01/2029          45,746
     955,000   NJ EDA (Cadbury at Cherry Hill)                    5.500    07/01/2018         907,317


                    1 | Oppenheimer New Jersey Municipal Fund

OPPENHEIMER NEW JERSEY MUNICIPAL FUND
STATEMENT OF INVESTMENTS October 29, 2010*(Unaudited)

  Principal
   Amount                                                        Coupon     Maturity        Value
------------                                                     ------    ----------   -------------
New Jersey Continued
$     25,000   NJ EDA (Cadbury at Cherry Hill)                    5.500%   07/01/2028   $      21,569
      25,000   NJ EDA (Consumers New Jersey Water Company)        5.100    09/01/2032          24,324
  12,590,000   NJ EDA (Continental Airlines)                      6.250    09/15/2019      12,546,565
   4,375,000   NJ EDA (Continental Airlines)                      6.250    09/15/2029       4,310,819
   7,190,000   NJ EDA (Continental Airlines)                      6.400    09/15/2023       7,192,373
  11,430,000   NJ EDA (Continental Airlines)                      7.000    11/15/2030      11,505,781
   9,475,000   NJ EDA (Continental Airlines)                      9.000    06/01/2033      10,087,180
   3,100,000   NJ EDA (Cranes Mill)                               5.100    06/01/2027       2,803,175
     160,000   NJ EDA (Dept. of Human Services)                   6.250    07/01/2024         163,840
     135,000   NJ EDA (Devereux Foundation)                       5.450    05/01/2027         135,051
   2,999,948   NJ EDA (Empowerment Zone-Cumberland)(1, 2)         7.750    08/01/2021       1,454,975
   6,000,000   NJ EDA (GMT Realty)                                6.875    01/01/2037       5,400,780
     185,000   NJ EDA (Hackensack Water Company)                  5.800    03/01/2024         185,218
     445,000   NJ EDA (Hackensack Water Company)                  5.900    03/01/2024         445,307
  18,440,000   NJ EDA (Hamilton Care)                             6.650    11/01/2037      16,931,792
      10,000   NJ EDA (Hillcrest Health Service)                  7.250(3) 01/01/2018           6,507
   4,135,000   NJ EDA (Kapkowski Road Landfill)                   6.500    04/01/2031       4,377,311
     100,000   NJ EDA (Keswick Pines)                             5.600    01/01/2012         100,022
      15,000   NJ EDA (Keswick Pines)                             5.700    01/01/2018          14,512
     145,000   NJ EDA (Keswick Pines)                             5.750    01/01/2024         131,347
      35,000   NJ EDA (Kullman Associates)                        6.125    06/01/2018          30,100
     120,000   NJ EDA (Kullman Associates)                        6.750    07/01/2019         111,684
     160,000   NJ EDA (Leisure Park)                              5.875    12/01/2027         147,086
      50,000   NJ EDA (Liberty State Park)                        5.700    03/15/2016          50,185
     810,000   NJ EDA (Lions Gate)                                5.750    01/01/2025         784,023
   1,345,000   NJ EDA (Lions Gate)                                5.875    01/01/2037       1,210,271
      30,000   NJ EDA (Manchester Manor)                          6.700    08/01/2022          30,060
   1,000,000   NJ EDA (Marcus L. Ward Home)                       5.750    11/01/2024       1,014,610
   1,200,000   NJ EDA (Marcus L. Ward Home)                       5.800    11/01/2031       1,213,212
   2,280,000   NJ EDA (Masonic Charity Foundation of New
               Jersey)                                            5.500    06/01/2031       2,313,881
   1,000,000   NJ EDA (Masonic Charity Foundation of New
               Jersey)                                            6.000    06/01/2025       1,026,930
      90,000   NJ EDA (Metromall Urban Renewal)                   6.500    04/01/2031          90,017
   1,535,000   NJ EDA (Middlesex Water Company)                   5.250    02/01/2029       1,534,954
     770,000   NJ EDA (Middlesex Water Company)                   5.350    02/01/2038         770,139
   2,500,000   NJ EDA (MSU Student Hsg.)                          5.750    06/01/2031       2,623,850
   2,500,000   NJ EDA (New Jersey American Water Company)(4)      4.875    11/01/2029       2,508,825
       5,000   NJ EDA (New Jersey American Water Company)         5.250    11/01/2032           5,060
   2,800,000   NJ EDA (New Jersey American Water Company)         5.250    07/01/2038       2,800,980
   4,755,000   NJ EDA (New Jersey American Water Company)         5.375    05/01/2032       4,756,522
   4,950,000   NJ EDA (New Jersey American Water Company)         5.600    11/01/2034       5,237,793
   5,000,000   NJ EDA (New Jersey American Water Company)         5.700    10/01/2039       5,251,450
     125,000   NJ EDA (New Jersey Natural Gas Company)            5.000    12/01/2038         119,810
      10,000   NJ EDA (New Jersey Transit Corp.)                  5.750    12/15/2017          10,037
      30,000   NJ EDA (New Jersey Transit Corp.)                  5.750    12/15/2017          30,110
     400,000   NJ EDA (Newark Downtown District Management
               Corp.)                                             5.125    06/15/2027         400,976
     700,000   NJ EDA (Newark Downtown District Management
               Corp.)                                             5.125    06/15/2037         678,699
   3,995,000   NJ EDA (Nui Corp.)                                 5.250    11/01/2033       3,861,487
     260,000   NJ EDA (Nui Corp.)                                 5.250    11/01/2033         251,311
   5,655,000   NJ EDA (Pingry School)                             5.000    11/01/2038       5,139,603


                    2 | Oppenheimer New Jersey Municipal Fund

OPPENHEIMER NEW JERSEY MUNICIPAL FUND
STATEMENT OF INVESTMENTS October 29, 2010*(Unaudited)

  Principal
   Amount                                                        Coupon     Maturity        Value
------------                                                     ------    ----------   -------------
New Jersey Continued
$  1,165,000   NJ EDA (Reformed Church Ministries to the
               Aging The Particulare Synod Mid-Atlantics)         5.375%   12/01/2018   $   1,123,712
   7,580,000   NJ EDA (School Facilities Construction)(5)         5.125    03/01/2028       8,117,195
  36,180,000   NJ EDA (School Facilities Construction)(5)         5.125    03/01/2030      38,207,889
      50,000   NJ EDA (St. Barnabas Medical Center)               2.948(3) 07/01/2028          31,252
      65,000   NJ EDA (St. Barnabas Medical Center)               6.833(3) 07/01/2021          32,775
      25,000   NJ EDA (St. Barnabas Medical Center)               7.153(3) 07/01/2020          13,568
   3,730,000   NJ EDA (St. Francis Life Care Corp.)               5.700    10/01/2017       3,730,261
   2,465,000   NJ EDA (St. Francis Life Care Corp.)               5.750    10/01/2023       2,345,152
      10,000   NJ EDA (The Presbyterian Home at Montgomery)       6.250    11/01/2020           9,923
     115,000   NJ EDA (The Presbyterian Home at Montgomery)       6.375    11/01/2031         109,048
      20,000   NJ EDA (United Methodist Homes of New Jersey)      5.125    07/01/2018          19,681
      20,000   NJ EDA (United Water New Jersey)                   5.500    07/01/2039          20,488
   2,500,000   NJ EDA Retirement Community (Seabrook Village)     5.250    11/15/2026       2,303,625
   3,500,000   NJ EDA Retirement Community (Seabrook Village)     5.250    11/15/2036       3,109,155
     660,000   NJ Educational Facilities Authority (Fairleigh
               Dickinson University), Series D                    5.250    07/01/2032         654,885
  17,000,000   NJ Educational Facilities Authority (Fairleigh
               Dickinson University), Series D                    6.000    07/01/2025      17,651,440
      50,000   NJ Educational Facilities Authority (Monmouth
               University)                                        5.750    07/01/2017          50,099
       5,000   NJ Educational Facilities Authority (Stevens
               Institute of Technology)                           5.000    07/01/2018           5,602
     475,000   NJ Health Care Facilities Financing Authority
               (Avalon at Hillsborough)                           6.150    07/01/2020         452,675
     750,000   NJ Health Care Facilities Financing Authority
               (Avalon at Hillsborough)                           6.375    07/01/2025         699,548
     565,000   NJ Health Care Facilities Financing Authority
               (Avalon at Hillsborough)                           6.625    07/01/2035         502,805
   3,600,000   NJ Health Care Facilities Financing Authority
               (Bayonne Hospital)                                 6.250    07/01/2012       3,600,684
  17,085,000   NJ Health Care Facilities Financing Authority
               (Catholic Health East)                             5.000    11/15/2033      17,436,268
      50,000   NJ Health Care Facilities Financing Authority
               (CoMC/KMCC Obligated Group)                        5.500    07/01/2017          50,052
      35,000   NJ Health Care Facilities Financing Authority
               (CoMC/KMCC Obligated Group)                        5.500    07/01/2027          35,000
   7,000,000   NJ Health Care Facilities Financing Authority
               (Deborah Heart & Lung Center)                      6.300    07/01/2023       6,563,970
   1,750,000   NJ Health Care Facilities Financing Authority
               (Hackensack University Medical Center)             5.000    01/01/2034       1,751,155
     750,000   NJ Health Care Facilities Financing Authority
               (Hebrew Old Age Center of Atlantic City)           5.300    11/01/2026         674,363
   1,000,000   NJ Health Care Facilities Financing Authority
               (Hebrew Old Age Center of Atlantic City)           5.375    11/01/2036         835,510
   1,010,000   NJ Health Care Facilities Financing Authority
               (Holy Name Hospital)                               5.000    07/01/2036         938,290
   5,485,000   NJ Health Care Facilities Financing Authority
               (Jersey Shore University Medical Center)           6.750    07/01/2019       5,495,422
     250,000   NJ Health Care Facilities Financing Authority
               (KMH-UMC/KSC Obligated Group)                      5.625    07/01/2031         251,593


                    3 | Oppenheimer New Jersey Municipal Fund

OPPENHEIMER NEW JERSEY MUNICIPAL FUND
STATEMENT OF INVESTMENTS October 29, 2010*(Unaudited)

  Principal
   Amount                                                        Coupon     Maturity        Value
------------                                                     ------    ----------   -------------
New Jersey Continued
$     30,000   NJ Health Care Facilities Financing Authority
               (ONP/MHC Obligated Group)                          5.375%   07/01/2024   $      30,029
      50,000   NJ Health Care Facilities Financing Authority
               (Palisades Medical Center)                         5.200    07/01/2019          45,484
     435,000   NJ Health Care Facilities Financing Authority
               (Palisades Medical Center)                         5.250    07/01/2028         355,586
   1,388,838   NJ Health Care Facilities Financing Authority
               (Pascack Valley Hospital Assoc.)(1, 2)             5.125    07/01/2018              14
   5,589,317   NJ Health Care Facilities Financing Authority
               (Pascack Valley Hospital Assoc.)(1, 2)             5.125    07/01/2028              56
     129,334   NJ Health Care Facilities Financing Authority
               (Pascack Valley Hospital Assoc.)(1, 2)             6.625    07/01/2036               1
     800,000   NJ Health Care Facilities Financing Authority
               (Raritan Bay Medical Center)                       7.250    07/01/2014         759,912
   9,830,000   NJ Health Care Facilities Financing Authority
               (Raritan Bay Medical Center)                       7.250    07/01/2027       8,231,642
      10,000   NJ Health Care Facilities Financing Authority
               (Somerset Medical Center)                          5.500    07/01/2023           9,358
      70,000   NJ Health Care Facilities Financing Authority
               (Somerset Medical Center)                          5.500    07/01/2033          58,771
      15,000   NJ Health Care Facilities Financing Authority
               (St. Barnabas Corp.)                               6.621(3) 07/01/2017          10,098
  37,955,000   NJ Health Care Facilities Financing Authority
               (St. Barnabas Corp./St. Barnabas Medical
               Center Obligated Group)                            6.250(3) 07/01/2030       9,602,235
      45,000   NJ Health Care Facilities Financing Authority
               (St. Barnabas)                                     5.000    07/01/2024          42,114
  17,000,000   NJ Health Care Facilities Financing Authority
               (St. Joseph's Hospital & Medical Center)           6.625    07/01/2038      17,878,390
      25,000   NJ Health Care Facilities Financing Authority
               (St. Peter's Hospital)                             5.000    07/01/2013          25,032
     500,000   NJ Health Care Facilities Financing Authority
               (St. Peter's University Hospital/Margaret
               McLaughlin McCarrick Care Center Obligated
               Group)                                             6.875    07/01/2020         500,645
   7,050,000   NJ Health Care Facilities Financing Authority
               (St. Peter's University Hospital/Margaret
               McLaughlin McCarrick Care Center Obligated
               Group)                                             6.875    07/01/2030       7,089,339
      50,000   NJ Health Care Facilities Financing Authority
               (THGS/THGSF Obligated Group)                       5.200    07/01/2031          45,293
   2,000,000   NJ Health Care Facilities Financing Authority
               (Trinitas Hospital)                                5.250    07/01/2030       1,919,320
   7,900,000   NJ Health Care Facilities Financing Authority
               (Trinitas Hospital/Marillac Corp. Obligated
               Group)                                             5.250    07/01/2023       7,919,197
   5,380,000   NJ Health Care Facilities Financing Authority
               (Trinitas Hospital/Marillac Corp. Obligated
               Group)                                             5.250    07/01/2030       5,162,971
      75,000   NJ Health Care Facilities Financing Authority
               (Virtua West Jersey Health System/Virtua
               Health Obligated Group)                            5.375    07/01/2029          78,142
      30,000   NJ Higher Education Student Assistance
               Authority (Student Loans)                          5.250    06/01/2018          30,185
      80,000   NJ Higher Education Student Assistance
               Authority (Student Loans)                          5.300    06/01/2017          80,115


                    4 | Oppenheimer New Jersey Municipal Fund

OPPENHEIMER NEW JERSEY MUNICIPAL FUND
STATEMENT OF INVESTMENTS October 29, 2010*(Unaudited)

  Principal
   Amount                                                        Coupon     Maturity        Value
------------                                                     ------    ----------   -------------
New Jersey Continued
$    330,000   NJ Higher Education Student Assistance
               Authority (Student Loans)                          6.000%   06/01/2015   $     334,194
  30,000,000   NJ Higher Education Student Assistance
               Authority (Student Loans)(5)                       6.125    06/01/2030      32,255,100
     475,000   NJ Higher Education Student Assistance
               Authority (Student Loans)                          6.150    06/01/2019         480,638
     570,000   NJ Hsg. & Mtg. Finance Agency (Multifamily)        5.000    11/01/2036         574,275
     140,000   NJ Hsg. & Mtg. Finance Agency (Multifamily)        5.150    11/01/2030         140,339
      45,000   NJ Hsg. & Mtg. Finance Agency (Multifamily)        5.400    11/01/2017          45,055
     210,000   NJ Hsg. & Mtg. Finance Agency (Multifamily)        6.350    11/01/2029         210,250
  10,000,000   NJ Hsg. & Mtg. Finance Agency (Single Family
               Hsg.)(5)                                           4.550    10/01/2022      10,216,400
   4,890,000   NJ Hsg. & Mtg. Finance Agency (Single Family
               Hsg.)(5)                                           4.625    10/01/2027       4,923,594
     260,000   NJ Hsg. & Mtg. Finance Agency (Single Family
               Hsg.)                                              4.800    10/01/2047         254,745
   4,500,000   NJ Hsg. & Mtg. Finance Agency (Single Family
               Hsg.)(5)                                           5.000    10/01/2037       4,568,940
  18,110,000   NJ Hsg. & Mtg. Finance Agency (Single Family
               Hsg.)(5)                                           5.200    10/01/2025      18,873,850
   4,300,000   NJ Hsg. & Mtg. Finance Agency (Single Family
               Hsg.)(5)                                           5.375    04/01/2030       4,479,955
   2,225,000   NJ Hsg. & Mtg. Finance Agency, Series A            4.850    11/01/2039       2,062,019
   1,910,000   NJ Hsg. & Mtg. Finance Agency, Series A            4.950    11/01/2048       1,828,481
     130,000   NJ Hsg. & Mtg. Finance Agency, Series A            5.550    05/01/2027         130,081
     100,000   NJ South Jersey Port Corp.                         5.250    01/01/2030         100,340
     130,000   NJ Sports & Exposition Authority                   5.250    03/01/2013         130,477
  14,645,000   NJ Tobacco Settlement Financing Corp.              4.500    06/01/2023      13,757,513
  48,000,000   NJ Tobacco Settlement Financing Corp.              4.625    06/01/2026      42,306,720
  30,035,000   NJ Tobacco Settlement Financing Corp.              4.750    06/01/2034      22,228,603
  11,585,000   NJ Tobacco Settlement Financing Corp.              5.000    06/01/2029       9,880,615
 200,950,000   NJ Tobacco Settlement Financing Corp.              5.812(3) 06/01/2041      10,276,583
 417,450,000   NJ Tobacco Settlement Financing Corp.              6.292(3) 06/01/2041      24,700,517
     435,000   NJ Turnpike Authority                              5.000    01/01/2035         435,305
      10,000   Passaic Valley, NJ Sewage Commissioners            5.500    12/01/2014          10,021
     100,000   Passaic Valley, NJ Sewage Commissioners            5.750    12/01/2019         100,163
   9,235,000   Port Authority  NY/NJ, 127th Series(5)             5.250    12/15/2032       9,434,152
  10,500,000   Port Authority  NY/NJ, 143rd Series(5)             5.000    10/01/2030      10,777,725
     245,000   Salem County, NJ IPCFA (Atlantic City Electric
               Company)                                           5.600    11/01/2025         245,179
      60,000   Salem County, NJ IPCFA (Atlantic City Electric
               Company)                                           5.600    11/01/2025          60,044
      45,000   Salem County, NJ IPCFA (Public Service
               Electric & Gas)                                    5.200    03/01/2025          45,022
      20,000   Salem County, NJ IPCFA (Public Service
               Electric & Gas)                                    5.450    02/01/2032          19,986
   1,515,000   Salem County, NJ IPCFA (Public Service
               Electric & Gas)                                    5.750    04/01/2031       1,531,998
      50,000   Union County, NJ Utilities Authority (County
               Deficiency)                                        5.000    06/15/2028          50,013
      50,000   Union County, NJ Utilities Authority (County
               Deficiency)                                        5.000    06/15/2028          50,052
      15,000   Union County, NJ Utilities Authority (Ogden
               Martin Systems of Union)                           5.000    06/01/2016          15,015
   1,950,000   Union County, NJ Utilities Authority (Ogden
               Martin Systems of Union)                           5.000    06/01/2023       1,950,156


                    5 | Oppenheimer New Jersey Municipal Fund

OPPENHEIMER NEW JERSEY MUNICIPAL FUND
STATEMENT OF INVESTMENTS October 29, 2010*(Unaudited)

  Principal
   Amount                                                        Coupon     Maturity        Value
------------                                                     ------    ----------   -------------
New Jersey Continued
$    185,000   Union County, NJ Utilities Authority (Ogden
               Martin Systems of Union)                           5.350%   06/01/2023   $     185,080
     235,000   Union County, NJ Utilities Authority (Ogden
               Martin Systems of Union)                           5.375    06/01/2018         235,223
     405,000   Union County, NJ Utilities Authority (Ogden
               Martin Systems of Union)                           5.375    06/01/2019         405,352
     120,000   Union County, NJ Utilities Authority (Ogden
               Martin Systems of Union)                           5.375    06/01/2020         120,086
                                                                                        -------------
                                                                                          558,991,286
New York--1.9%
   1,955,000   Port Authority NY/NJ (JFK International Air
               Terminal)                                          5.750    12/01/2022       1,959,184
   6,350,000   Port Authority  NY/NJ (JFK International Air
               Terminal)                                          5.750    12/01/2025       6,362,637
     950,000   Port Authority  NY/NJ (KIAC)                       6.750    10/01/2011         949,924
   3,605,000   Port Authority  NY/NJ (KIAC)                       6.750    10/01/2019       3,533,765
      15,000   Port Authority  NY/NJ, 122nd Series                5.500    07/15/2014          15,045
                                                                                        -------------
                                                                                           12,820,555
U.S. Possessions--28.5%
   2,645,000   Guam GO                                            5.125    11/15/2027       2,540,073
     400,000   Guam GO                                            6.750    11/15/2029         444,576
     600,000   Guam GO                                            7.000    11/15/2039         674,538
      50,000   Guam Power Authority, Series A                     5.125    10/01/2029          48,961
     600,000   Guam Power Authority, Series A                     5.500    10/01/2030         629,052
     385,000   Northern Mariana Islands Commonwealth, Series A    5.000    06/01/2017         355,686
   4,595,000   Northern Mariana Islands Commonwealth, Series A    5.000    06/01/2030       3,904,923
     300,000   Northern Mariana Islands Commonwealth, Series A    6.750    10/01/2033         298,662
   1,170,000   Northern Mariana Islands Ports Authority,
               Series A                                           5.500    03/15/2031       1,007,510
   2,870,000   Northern Mariana Islands Ports Authority,
               Series A                                           6.250    03/15/2028       2,109,565
   2,500,000   Puerto Rico Aqueduct & Sewer Authority             0.000(6) 07/01/2024       2,633,350
  10,000,000   Puerto Rico Aqueduct & Sewer Authority(5)          5.125    07/01/2047      10,301,600
   5,210,000   Puerto Rico Children's Trust Fund (TASC)           5.500    05/15/2039       5,049,532
   3,000,000   Puerto Rico Children's Trust Fund (TASC)           5.625    05/15/2043       2,914,920
  26,000,000   Puerto Rico Children's Trust Fund (TASC)           7.031(3) 05/15/2055         487,500
      50,000   Puerto Rico Commonwealth GO                        5.000    07/01/2026          50,011
     950,000   Puerto Rico Commonwealth GO                        5.250    07/01/2032         964,345
   1,300,000   Puerto Rico Commonwealth GO                        6.500    07/01/2037       1,488,903
   1,125,000   Puerto Rico Electric Power Authority, Series
               AAA                                                5.250    07/01/2026       1,206,934
   3,570,000   Puerto Rico Electric Power Authority, Series
               AAA                                                5.250    07/01/2027       3,815,438
   5,930,000   Puerto Rico Electric Power Authority, Series
               AAA                                                5.250    07/01/2028       6,332,884
   2,035,000   Puerto Rico Electric Power Authority, Series
               AAA                                                5.250    07/01/2029       2,151,850
   2,145,000   Puerto Rico Electric Power Authority, Series
               AAA                                                5.250    07/01/2030       2,259,586
   2,255,000   Puerto Rico Electric Power Authority, Series
               AAA                                                5.250    07/01/2031       2,370,050
   6,200,000   Puerto Rico Electric Power Authority, Series UU    0.874(7) 07/01/2025       4,749,758
   6,120,000   Puerto Rico Highway & Transportation
               Authority, Series L                                5.250    07/01/2038       6,338,178
  36,000,000   Puerto Rico Highway & Transportation
               Authority, Series N                                0.724(7) 07/01/2045      19,401,480
   1,000,000   Puerto Rico Infrastructure                         5.000    07/01/2027       1,011,740
   5,000,000   Puerto Rico Infrastructure                         5.000    07/01/2037       4,977,750


                    6 | Oppenheimer New Jersey Municipal Fund

OPPENHEIMER NEW JERSEY MUNICIPAL FUND
STATEMENT OF INVESTMENTS October 29, 2010*(Unaudited)

  Principal
   Amount                                                        Coupon     Maturity        Value
------------                                                     ------    ----------   -------------
U.S. Possessions Continued
$  5,000,000   Puerto Rico Infrastructure                         5.000%   07/01/2037   $   4,977,750
   9,610,000   Puerto Rico Infrastructure                         5.000    07/01/2041       9,519,954
   7,000,000   Puerto Rico Infrastructure                         5.000    07/01/2046       6,925,870
   5,000,000   Puerto Rico Infrastructure                         7.000(3) 07/01/2032       1,296,000
   2,000,000   Puerto Rico Infrastructure                         7.000(3) 07/01/2033         479,220
     975,000   Puerto Rico Infrastructure                         7.000(3) 07/01/2035         203,658
   3,000,000   Puerto Rico Infrastructure                         7.050(3) 07/01/2042         384,240
     400,000   Puerto Rico Infrastructure (Mepsi Campus)          6.500    10/01/2037         397,960
     930,000   Puerto Rico ITEMECF (Ana G. Mendez University)     5.000    03/01/2036         863,170
     100,000   Puerto Rico ITEMECF (Ana G. Mendez University)     5.375    02/01/2019         100,168
     555,000   Puerto Rico ITEMECF (Ana G. Mendez University)     5.375    02/01/2029         554,950
   1,710,000   Puerto Rico ITEMECF (Cogeneration Facilities)      6.625    06/01/2026       1,721,833
     205,000   Puerto Rico ITEMECF (Dr. Pila Hospital)            6.250    08/01/2032         205,185
   1,000,000   Puerto Rico ITEMECF (Polytechnic University)       5.000    08/01/2032         916,760
     265,000   Puerto Rico ITEMECF (SEAM/Hospital Espanol
               Auxilio Obligated Group)                           6.250    07/01/2024         265,331
  17,850,000   Puerto Rico Port Authority (American
               Airlines), Series A                                6.300    06/01/2023      16,149,788
     305,000   Puerto Rico Public Buildings Authority             5.250    07/01/2033         307,711
   1,000,000   Puerto Rico Public Buildings Authority             5.625    07/01/2039       1,038,480
     500,000   Puerto Rico Public Buildings Authority             6.750    07/01/2036         562,415
     200,000   Puerto Rico Public Buildings Authority             7.000    07/01/2025         223,050
   1,530,000   Puerto Rico Public Buildings Authority, Series
               D                                                  5.250    07/01/2036       1,534,728
  11,500,000   Puerto Rico Sales Tax Financing Corp., Series
               A(5)                                               5.250    08/01/2057      12,009,795
   4,800,000   Puerto Rico Sales Tax Financing Corp., Series A    5.500    08/01/2042       5,122,272
   3,500,000   Puerto Rico Sales Tax Financing Corp., Series A    6.500    08/01/2044       4,040,015
  14,000,000   Puerto Rico Sales Tax Financing Corp., Series
               C(5)                                               5.750    08/01/2057      15,401,680
   2,950,000   University of Puerto Rico, Series Q                5.000    06/01/2030       2,952,714
     150,000   University of V.I., Series A                       5.250    12/01/2023         153,702
     710,000   University of V.I., Series A                       5.375    06/01/2034         718,137
   1,000,000   University of V.I., Series A                       6.000    12/01/2024       1,004,000
      40,000   University of V.I., Series A                       6.250    12/01/2029          40,160
      35,000   V.I. HFA, Series A                                 6.500    03/01/2025          35,044
   5,000,000   V.I. Public Finance Authority (Hovensa Coker)      6.500    07/01/2021       5,094,450
     500,000   V.I. Public Finance Authority (Matching Fund
               Loan Note)                                         5.250    10/01/2029         510,840
   1,515,000   V.I. Public Finance Authority, Series A            6.375    10/01/2019       1,533,422
   1,100,000   V.I. Tobacco Settlement Financing Corp.            6.500(3) 05/15/2035         125,873
   2,050,000   V.I. Tobacco Settlement Financing Corp.            6.875(3) 05/15/2035         196,759
   3,100,000   V.I. Tobacco Settlement Financing Corp.            7.625(3) 05/15/2035         280,643
     175,000   V.I. Water & Power Authority                       5.300    07/01/2021         174,992
                                                                                        -------------
                                                                                          188,542,074
                                                                                        -------------
Total Municipal Bonds and Notes (Cost $830,177,810)                                       760,353,915

   Shares
------------
Preferred Stocks--0.4%
       5,000   Converted Organics, Inc.., Series A (2, 8)
               (Cost $5,000,000)                                                            2,353,650


                    7 | Oppenheimer New Jersey Municipal Fund

OPPENHEIMER NEW JERSEY MUNICIPAL FUND
STATEMENT OF INVESTMENTS October 29, 2010*(Unaudited)

                                                                                            Value
                                                                                        -------------
Total Investments, at Value (Cost $835,177,810)-115.3%                                  $ 762,707,565
                                                                                        -------------
Liabilities in Excess of Other Assets-(15.3)                                             (100,999,443)
                                                                                        -------------
Net Assets-100.0%                                                                       $ 661,708,122
                                                                                        =============

Footnotes to Statement of Investments

* October 29, 2010 is the last business day of the Fund's quarterly period. See accompanying Notes.

(1.) Issue is in default. See accompanying Notes.

(2.) Non-income producing security.

(3.) Zero coupon bond reflects effective yield on the date of purchase.

(4.) When-issued security or delayed delivery to be delivered and settled after October 29, 2010. See accompanying Notes.

(5.) Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently transferred to a trust. See accompanying Notes.

(6.) Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

(7.) Represents the current interest rate for a variable or increasing rate security.

(8.) Received as a result of a corporate action.

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The table below categorizes amounts as of October 29, 2010 based on valuation input level:

                                                                  LEVEL 3--
                              LEVEL 1--         LEVEL 2--        SIGNIFICANT
                              UNADJUSTED    OTHER SIGNIFICANT   UNOBSERVABLE
                            QUOTED PRICES   OBSERVABLE INPUTS      INPUTS         VALUE
                            -------------   -----------------   ------------   ------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Municipal Bonds and Notes
   New Jersey                    $--           $558,991,215      $       71    $558,991,286
   New York                       --             12,820,555              --      12,820,555
   U.S. Possessions               --            188,542,074              --     188,542,074
Preferred Stocks                  --                     --       2,353,650       2,353,650
                                 ---           ------------      ----------    ------------
Total Assets                     $--           $760,353,844      $2,353,721    $762,707,565
                                 ===           ============      ==========    ============

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION METHODOLOGIES, IF ANY, DURING THE REPORTING PERIOD.


                    8 | Oppenheimer New Jersey Municipal Fund

OPPENHEIMER NEW JERSEY MUNICIPAL FUND
STATEMENT OF INVESTMENTS October 29, 2010*(Unaudited)

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

COP       Certificates of Participation
CoMC      Community Medical Center
DRIVERS   Derivative Inverse Tax Exempt Receipts
EDA       Economic Devel. Authority
GO        General Obligation
HDC       Housing Devel. Corp.
HFA       Housing Finance Agency
HFC       Housing Finance Corp.
IPCFA     Industrial Pollution Control Financing Authority
ITEMECF Industrial, Tourist, Educational, Medical and Environmental Community Facilities
JFK       John Fitzgerald Kennedy
KMCC      Kensington Manor Care Center
KMH       Kennedy Memorial Hospital
KSC       Kennedy Surgical Center
MHC       Meridian Hospitals Corp.
MSU       Montclair State University
NY/NJ     New York/New Jersey
ONP       Ocean Nursing Pavillion, Inc.
RITES     Residual Interest Tax Exempt Security
ROLs      Residual Option Longs
SEAM      Sociedad Espanola de Auxilio Mutuo
TASC      Tobacco Settlement Asset-Backed Bonds
THGS      The House of the Good Shepard
THGSF     The House of the Good Shepard Foundation
UMC       University Medical Center
V.I.      United States Virgin Islands

NOTES TO STATEMENT OF INVESTMENTS

QUARTERLY PERIOD. Since October 29, 2010 represents the last day during the Fund's quarterly period on which the New York Stock Exchange was open for trading, the Fund's financial statements have been presented through that date to maintain consistency with the Fund's net asset value calculations used for shareholder transactions.

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," inputs other than unadjusted quoted prices for an asset that are observable are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.


                    9 | Oppenheimer New Jersey Municipal Fund

OPPENHEIMER NEW JERSEY MUNICIPAL FUND
STATEMENT OF INVESTMENTS October 29, 2010*(Unaudited)

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and "money market-type" debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the "bid" and "asked" prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of October 29, 2010, the Fund had purchased securities issued on a when-issued or delayed delivery basis as follows:

                         WHEN-ISSUED OR DELAYED
                      DELIVERY BASIS TRANSACTIONS
                      ---------------------------
Purchased securities           $2,500,000

INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund may expose up to 20% of its total assets to the effects of leverage from its investments in inverse floaters. The Fund's exposure to the effects of leverage from its investments in inverse floaters amount to $123,170,000 as of October 29, 2010.


                   10 | Oppenheimer New Jersey Municipal Fund

OPPENHEIMER NEW JERSEY MUNICIPAL FUND
STATEMENT OF INVESTMENTS October 29, 2010*(Unaudited)

Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the "municipal bond") to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the "sponsor") creates a trust (the "Trust") and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an "inverse floating rate security") to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund's repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities in the annual and semiannual reports. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust's liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund's Statement of Operations in the annual and semiannual reports. At October 29, 2010, municipal bond holdings with a value of $179,567,875 shown on the Fund's Statement of Investments are held by such Trusts and serve as collateral for the $123,170,000 in short-term floating rate notes issued and outstanding at that date.

The Fund's investments in inverse floaters involve certain risks. The market value of an inverse floating rate security can be more volatile than that of a conventional fixed-rate bond having similar credit quality, maturity and redemption provisions. Typically, an inverse floating rate security tends to underperform fixed rate bonds when long-term interest rates are rising but tends to outperform fixed rate bonds when long-term interest rates are stable or falling. An inverse floating rate security entails a degree of leverage because the trust issues short-term securities in a ratio to the inverse floating rate security with the underlying long-term bond providing collateral for the obligation to pay the principal value of the short-term securities if and when they are tendered. If the Fund has created the inverse floater by depositing a long-term bond into a trust, it may be required to provide additional collateral for the short-term securities if the value of the underlying bond deposited in the trust falls.

At October 29, 2010, the Fund's residual exposure to these types of inverse floating rate securities were as follows:

                                                                                  COUPON    MATURITY
PRINCIPAL AMOUNT   INVERSE FLOATER(1)                                            RATE (2)     DATE        VALUE
----------------   -----------------------------------------------------------   --------   --------   -----------
   $1,895,000      NJ EDA ROLs(3)                                                 14.925%     3/1/28   $ 2,432,195
    9,045,000      NJ EDA ROLs(3)                                                 14.925      3/1/30    11,072,889
    7,500,000      NJ Higher Education Assistance Authority (Student Loans)
                   ROLs                                                           18.882      6/1/30     9,755,100
    2,445,000      NJ Hsg. & Mtg. Finance Agency (Single Family Hsg.) DRIVERS      6.938     10/1/27     2,478,594
    2,150,000      NJ Hsg. & Mtg. Finance Agency (Single Family Hsg.) DRIVERS      8.238      4/1/30     2,329,955
    2,250,000      NJ Hsg. & Mtg. Finance Agency (Single Family Hsg.) DRIVERS      7.588     10/1/37     2,318,940
    6,035,000      NJ Hsg. & Mtg. Finance Agency (Single Family Hsg.) RITES(3)    11.778     10/1/25     6,798,850
    2,500,000      NJ Hsg. & Mtg. Finance Agency ROLs(3)                          14.629     10/1/22     2,716,400
    2,305,000      Port Authority NY/NJ, 238th Series ROLs                        15.694    12/15/32     2,504,152
    2,625,000      Port Authority NY/NJ, 3205th Series                            14.189     10/1/30     2,902,725
    2,500,000      Puerto Rico Aqueduct & Sewer Authority ROLs                    14.655      7/1/47     2,801,600
    2,875,000      Puerto Rico Sales Tax Financing Corp. ROLs(3)                  15.420      8/1/57     3,384,795
    3,500,000      Puerto Rico Sales Tax Financing Corp. ROLs(3)                  17.278      8/1/57     4,901,680
                                                                                                       -----------
                                                                                                       $56,397,875
                                                                                                       ===========


(1.) For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table on page 9 of the Statement of Investments.

(2.) Represents the current interest rate for a variable rate bond known as an "inverse floater."

(3.) Security is subject to a shortfall and forbearance agreement.


                   11 | Oppenheimer New Jersey Municipal Fund

OPPENHEIMER NEW JERSEY MUNICIPAL FUND
STATEMENT OF INVESTMENTS October 29, 2010*(Unaudited)

The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the short-term floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. The Manager monitors the Fund's potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund's investment in such inverse floating rate securities, if it deems it appropriate to do so. As of October 29, 2010, in addition to the exposure detailed in the preceding table, the Fund's maximum exposure under such agreements is estimated at $71,520,000.

CREDIT RISK. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently default. Information concerning securities in default as of October 29, 2010 is as follows:

Cost                                $5,330,101
Market Value                        $1,455,046
Market Value as a % of Net Assets         0.22%

CONCENTRATION RISK. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of October 29, 2010 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities   $ 718,278,373(1)
                                 =============
Gross unrealized appreciation    $  32,659,275
Gross unrealized depreciation     (111,932,402)
                                 -------------
Net unrealized depreciation      $ (79,273,127)
                                 =============

(1.) The Federal tax cost of securities does not include cost of $123,702,319, which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions. See the Inverse Floating Rate Securities note.


                   12 | Oppenheimer New Jersey Municipal Fund

OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS October 29, 2010* (Unaudited)

   Principal
    Amount                                                         Coupon      Maturity         Value
--------------                                                     ------     ----------   --------------
Municipal Bonds and Notes--116.4%
Pennsylvania--85.9%
$       10,000   Allegheny County, PA COP(1)                        5.000%    12/01/2028   $       10,002
    24,750,000   Allegheny County, PA GO(1)                         0.779(2)  11/01/2026       19,812,375
       130,000   Allegheny County, PA HDA (Catholic Health
                 East)(1)                                           5.375     11/15/2022          132,763
        75,000   Allegheny County, PA HDA (Catholic Health
                 East)(1)                                           5.500     11/15/2032           75,950
        80,000   Allegheny County, PA HDA (Jefferson Regional
                 Medical Center)(1)                                 5.125     05/01/2025           74,998
        25,000   Allegheny County, PA HDA (Jefferson Regional
                 Medical Center)(1)                                 5.125     05/01/2029           22,679
     3,150,000   Allegheny County, PA HDA (Ohio Valley General
                 Hospital)(1)                                       5.125     04/01/2035        2,712,497
     3,600,000   Allegheny County, PA HDA (Ohio Valley General
                 Hospital)(1)                                       5.450     01/01/2028        3,302,568
        55,000   Allegheny County, PA HDA (Pittsburgh Mercy
                 Health System)(1)                                  5.625     08/15/2026           58,527
        18,755   Allegheny County, PA HDA (The Covenant at
                 South Hills)(3,4)                                  7.700     02/01/2009               --
        18,755   Allegheny County, PA HDA (The Covenant at
                 South Hills)(3,4)                                  7.800     02/01/2009               --
     1,151,581   Allegheny County, PA HDA (The Covenant at
                 South Hills)(3,4)                                  8.625     02/01/2021               12
       228,816   Allegheny County, PA HDA (The Covenant at
                 South Hills)(3,4)                                  8.750     02/01/2031                2
    21,095,000   Allegheny County, PA HDA (UPMC Health
                 System)(1)                                         1.044(2)  02/01/2037       15,464,112
        35,000   Allegheny County, PA HDA (UPMC Health
                 System)(1)                                         5.375     08/15/2029           36,812
    10,265,000   Allegheny County, PA HDA (WPAHS/AG/Forbes
                 Health System/WPH/WPAON Obligated Group)(1)        5.000     11/15/2028        8,188,185
        50,000   Allegheny County, PA HEBA (Chatham College)(1)     5.250     11/15/2019           50,030
     8,000,000   Allegheny County, PA HEBA (Chatham College)(1)     5.750     11/15/2035        8,116,560
       860,000   Allegheny County, PA HEBA (Chatham College)(1)     5.850     03/01/2022          870,397
     1,000,000   Allegheny County, PA HEBA (Chatham College)(1)     5.950     03/01/2032        1,013,500
     1,250,000   Allegheny County, PA HEBA (Robert Morris
                 University)(1)                                     5.500     10/15/2030        1,263,338
     2,700,000   Allegheny County, PA HEBA (Robert Morris
                 University)(1)                                     5.750     10/15/2040        2,738,772
     2,500,000   Allegheny County, PA HEBA (Robert Morris
                 University)(1)                                     5.900     10/15/2028        2,597,975
        15,000   Allegheny County, PA HEBA (Robert Morris
                 University)(1)                                     6.000     05/01/2028           16,099
     2,000,000   Allegheny County, PA HEBA (Robert Morris
                 University)(1)                                     6.000     10/15/2038        2,059,820
       115,000   Allegheny County, PA HEBA (Thiel College)(1)       5.375     11/15/2019          115,135
       110,000   Allegheny County, PA HEBA (Thiel College)(1)       5.375     11/15/2029          103,203
     3,245,000   Allegheny County, PA HEBA (Waynesburg
                 College)(1)                                        4.800     05/01/2036        2,839,051
        10,000   Allegheny County, PA IDA (ARC Allegheny
                 Foundation)(1)                                     5.000     12/01/2028            8,946


                   1 | Oppenheimer Pennsylvania Municipal Fund

OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS October 29, 2010* (Unaudited)

   Principal
    Amount                                                         Coupon      Maturity         Value
--------------                                                     ------     ----------   --------------
Pennsylvania Continued
$    1,200,000   Allegheny County, PA IDA (Propel Charter
                 School-East)(1)                                    6.375%    08/15/2035   $    1,237,764
     1,000,000   Allegheny County, PA IDA (Propel Charter
                 School-Montour)(1)                                 6.750     08/15/2035        1,019,310
     1,000,000   Allegheny County, PA IDA (RR/RRSW/RRDC
                 Obligated Group)(1)                                5.000     09/01/2021          986,770
     1,225,000   Allegheny County, PA IDA (RR/RRSW/RRDC
                 Obligated Group)(1)                                5.100     09/01/2026        1,162,366
     1,325,000   Allegheny County, PA IDA (RR/RRSW/RRDC
                 Obligated Group)(1)                                5.125     09/01/2031        1,219,040
     1,745,000   Allegheny County, PA Redevel. Authority
                 (Pittsburgh Mills)(1)                              5.100     07/01/2014        1,761,386
    23,750,000   Allegheny County, PA Redevel. Authority
                 (Pittsburgh Mills)(1)                              5.600     07/01/2023       22,892,625
       280,000   Allegheny County, PA Redevel. Authority
                 (Robinson Mall)(1)                                 6.875     11/01/2017          280,274
        75,000   Allegheny County, PA Redevel. Authority
                 (Robinson Mall)(1)                                 7.000     11/01/2017           75,116
     1,750,000   Allegheny County, PA Residential Finance
                 Authority (Broadview Manor Apartments)(1)          5.950     01/20/2043        1,806,210
     1,350,000   Allegheny County, PA Residential Finance
                 Authority (Independence House Apartments)(1)       6.100     01/20/2043        1,407,861
     1,750,000   Allegheny County, PA Residential Finance
                 Authority (Versailles Apartments)(1)               6.160     01/20/2043        1,832,513
         5,000   Beaver County, PA Hospital Authority (Valley
                 Health System)(1)                                  5.000     05/15/2028            5,003
    13,000,000   Berks County, PA Municipal Authority (Reading
                 Hospital & Medical Center)(5)                      5.500     11/01/2031       14,063,790
        40,000   Blair County, PA IDA (The Village at Penn
                 State Retirement Community)(3)                     6.400     01/01/2012           28,360
     4,140,000   Blair County, PA IDA (The Village at Penn
                 State Retirement Community)(3)                     6.900     01/01/2022        2,935,260
     7,135,000   Blair County, PA IDA (The Village at Penn
                 State Retirement Community)(3)                     7.000     01/01/2034        5,058,715
        50,000   Blair County, PA IDA (The Village at Penn
                 State Retirement Community)(3,4)                  10.000     01/01/2012            2,890
     1,180,000   Bonneauville Borough, PA Municipal Authority(1)    5.250     06/01/2037        1,120,044
     2,000,000   Bonneauville Borough, PA Municipal Authority(1)    5.300     06/01/2043        1,892,180
     5,500,000   Bradford County, PA IDA (International Paper
                 Company)(1)                                        5.200     12/01/2019        5,603,015
     1,000,000   Bucks County, PA IDA (Chandler Hall Health
                 Care Facility)(1)                                  6.200     05/01/2019          971,750
        10,000   Bucks County, PA IDA (Chandler Hall Health
                 Care Facility)(1)                                  6.300     05/01/2029            9,082
     1,000,000   Bucks County, PA IDA (Lutheran Community
                 Telford Center)(1)                                 5.750     01/01/2027          894,690
     8,255,000   Bucks County, PA IDA (Pennsylvania Suburban
                 Water Company)(1)                                  5.550     09/01/2032        8,306,676


                   2 | Oppenheimer Pennsylvania Municipal Fund

OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS October 29, 2010* (Unaudited)

   Principal
    Amount                                                         Coupon      Maturity         Value
--------------                                                     ------     ----------   --------------
Pennsylvania Continued
$       80,000   Bucks County, PA IDA (USX Corp.)(1)                5.600%    03/01/2033   $       80,026
     2,000,000   Butler County, PA Hospital Authority (Butler
                 Health System)(1)                                  7.250     07/01/2039        2,298,140
       480,000   Butler County, PA IDA (Greenview Gardens
                 Apartments)(1)                                     6.000     07/01/2023          480,917
       880,000   Butler County, PA IDA (Greenview Gardens
                 Apartments)(1)                                     6.250     07/01/2033          863,192
       100,000   Cambridge, PA Area Joint Authority(1)              5.250     12/01/2021          100,059
     2,865,000   Cambridge, PA Area Joint Authority(1)              6.000     12/01/2037        2,910,124
        30,000   Carbondale, PA Hsg. Corp.(1)                       8.125     05/01/2019           30,041
     3,995,000   Centre County, PA Hospital Authority (Mt.
                 Nittany Medical Center)(1)                         6.250     11/15/2044        4,200,303
        15,000   Chester County, PA H&EFA (Chester County
                 Hospital)(1)                                       5.875     07/01/2016           15,030
     2,330,000   Chester County, PA H&EFA (Chester County
                 Hospital)(1)                                       6.750     07/01/2021        2,371,031
     8,750,000   Chester County, PA H&EFA (Chester County
                 Hospital)(1)                                       6.750     07/01/2031        8,831,200
       245,000   Chester County, PA H&EFA (Devereaux
                 Foundation)(1)                                     5.500     05/01/2027          245,769
        25,000   Chester County, PA H&EFA (Immaculata College)      5.300     10/15/2011           25,038
        30,000   Chester County, PA H&EFA (Immaculata
                 College)(1)                                        5.400     10/15/2012           30,039
        65,000   Chester County, PA H&EFA (Immaculata
                 College)(1)                                        5.600     10/15/2018           65,011
        25,000   Chester County, PA H&EFA (Immaculata
                 College)(1)                                        5.625     10/15/2027           24,139
    23,915,000   Chester County, PA IDA (Aqua Pennsylvania)(5)      5.000     02/01/2041       23,983,229
     1,100,000   Chester County, PA IDA (Collegium Charter
                 School)(1)                                         5.000     04/15/2022          979,517
     7,595,000   Chester County, PA IDA (Collegium Charter
                 School)(1)                                         5.500     04/15/2031        6,580,080
       160,000   Chester Guaranteed Host Community, PA, Series
                 B(1)                                               5.800     12/01/2013          159,978
     3,450,000   Cumberland County, PA Municipal Authority
                 (Asbury Atlantic)(6)                               6.000     01/01/2040        3,398,285
     4,000,000   Cumberland County, PA Municipal Authority
                 (Asbury Atlantic)(6)                               6.125     01/01/2045        3,975,200
     1,000,000   Cumberland County, PA Municipal Authority
                 (Diakon Lutheran Ministries)(1)                    5.000     01/01/2027          976,100
     1,000,000   Cumberland County, PA Municipal Authority
                 (Presbyterian Homes)(1)                            5.000     12/01/2020        1,004,410
     1,950,000   Cumberland County, PA Municipal Authority
                 (Presbyterian Homes)(1)                            5.000     12/01/2021        1,944,989
     6,605,000   Delaware County, PA Authority (Cabrini
                 College)(1)                                        5.500     07/01/2024        6,687,827
        60,000   Delaware County, PA Authority (CCMC)(1)            5.300     12/01/2027           55,666
     2,500,000   Delaware County, PA Authority (CCMC/CKHS/DCMH
                 Obligated Group)(1)                                5.000     12/15/2026        2,255,725
        15,000   Delaware County, PA Authority (CCMC/CKHS/DCMH
                 Obligated Group)(1)                                5.375     12/01/2018           14,994


                   3 | Oppenheimer Pennsylvania Municipal Fund

OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS October 29, 2010* (Unaudited)

   Principal
    Amount                                                         Coupon      Maturity         Value
--------------                                                     ------     ----------   --------------
Pennsylvania Continued
$       25,000   Delaware County, PA Authority (CCMC/CKHS/DCMH
                 Obligated Group)(1)                                6.250%    12/15/2022   $       27,137
        25,000   Delaware County, PA Authority (CCMC/CKHS/DCMH
                 Obligated Group)(1)                                6.250     12/15/2031           27,137
     5,900,000   Delaware County, PA Authority (CKHS/CCMC/DCMH
                 Obligated Group)(1)                                5.000     12/15/2031        5,103,146
       120,000   Delaware County, PA Authority
                 (MAS/MCMCSPA/MHH/MHP/MHSSPA Obligated Group)(1)    5.375     11/15/2023          129,976
     1,160,000   Delaware County, PA Authority (Neumann
                 College)(1)                                        6.000     10/01/2025        1,274,828
       280,000   Delaware County, PA Authority (Neumann
                 College)(1)                                        6.000     10/01/2030          302,873
     2,530,000   Delaware County, PA Authority (Neumann
                 College)(1)                                        6.000     10/01/2031        2,557,400
     1,000,000   Delaware County, PA Authority (Neumann
                 College)(1)                                        6.125     10/01/2034        1,082,310
     3,000,000   Delaware County, PA Authority (Neumann
                 College)(1)                                        6.250     10/01/2038        3,296,970
    11,055,000   Delaware County, PA IDA (Aqua Pennsylvania)(5)     5.000     11/01/2037       11,106,033
    18,705,000   Delaware County, PA IDA (Aqua Pennsylvania)(5)     5.000     11/01/2038       18,766,589
     4,470,000   Delaware County, PA IDA (Naamans Creek)(1)         7.000     12/01/2036        4,249,048
        45,000   Delaware County, PA IDA (Philadelphia Suburban
                 Water Company)(1)                                  5.350     10/01/2031           45,608
        60,000   Delaware County, PA IDA (Philadelphia Suburban
                 Water Company)(1)                                  6.000     06/01/2029           60,164
        50,000   Delaware River Port Authority PA/NJ(1)             5.000     01/01/2026           50,006
        25,000   Delaware River Port Authority PA/NJ                5.625     01/01/2026           25,033
        25,000   Derry Township, PA Municipal Authority(1)          5.100     12/01/2020           25,032
     4,000,000   Erie County, PA Hospital Authority (St.
                 Vincent's Health)(1)                               7.000     07/01/2027        4,122,720
       140,000   Erie County, PA IDA (International Paper
                 Company)(1)                                        5.000     11/01/2018          142,129
     2,565,000   Erie, PA Higher Education Building Authority
                 (Gannon University)(1)                             5.500     05/01/2040        2,597,191
     3,000,000   Erie, PA Higher Education Building Authority
                 (Mercyhurst College)(1)                            5.500     03/15/2038        3,074,910
     1,965,000   Erie-Western PA Port Authority(1)                  5.125     06/15/2016        2,143,835
     5,180,000   Fayette County, PA Redevel. Authority (Fayette
                 Crossing)(1)                                       7.000     09/01/2019        5,302,559
        40,000   Harrisburg, PA GO                                  8.751(7)  03/15/2011           38,237
        25,000   Harrisburg, PA GO                                  9.000(7)  03/15/2011           24,002
        80,000   Harrisburg, PA GO                                  9.415(7)  03/15/2012           70,388
       165,000   Harrisburg, PA GO                                  9.510(7)  09/15/2012          139,834
       100,000   Harrisburg, PA GO                                  9.600(7)  09/15/2011           91,401
        45,000   Harrisburg, PA GO                                  9.600(7)  03/15/2012           39,593
       175,000   Harrisburg, PA GO                                  9.600(7)  03/15/2013          141,916


                   4 | Oppenheimer Pennsylvania Municipal Fund

OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS October 29, 2010* (Unaudited)

   Principal
    Amount                                                         Coupon      Maturity         Value
--------------                                                     ------     ----------   --------------
Pennsylvania Continued
$       45,000   Harrisburg, PA GO                                  9.600%(7) 03/15/2013   $       36,493
       125,000   Harrisburg, PA GO                                  9.600(7)  09/15/2013           96,999
        80,000   Harrisburg, PA GO                                  9.600(7)  03/15/2015           53,266
        10,000   Harrisburg, PA GO                                  9.600(7)  09/15/2015            6,356
        45,000   Harrisburg, PA GO                                  9.600(7)  09/15/2015           28,602
        40,000   Harrisburg, PA GO                                  9.600(7)  03/15/2016           24,270
       210,000   Harrisburg, PA GO                                  9.601(7)  03/15/2015          139,822
        50,000   Harrisburg, PA GO                                  9.614(7)  09/15/2016           28,961
        25,000   Harrisburg, PA GO                                  9.624(7)  03/15/2014           18,414
     7,030,000   Horsham, PA Industrial and Commercial Devel.
                 Authority (Pennsylvania LTC)(1)                    6.000     12/01/2037        5,961,510
        90,000   Indiana County, PA IDA Pollution Control
                 (Metropolitan Edison Company)(1)                   5.950     05/01/2027           90,049
       140,000   Indiana County, PA IDA Pollution Control (PSEG
                 Power LLC)(1)                                      5.850     06/01/2027          142,717
     1,530,000   Jefferson County, PA GO(1)                         5.625     06/01/2028        1,550,288
     5,075,000   Jefferson County, PA GO(1)                         5.875     06/01/2035        5,131,028
        25,000   Lancaster County, PA Hospital Authority
                 (Landis Homes Retirement Community)(1)             5.700     09/01/2018           23,611
        20,000   Lancaster County, PA Hospital Authority
                 (Landis Homes Retirement Community)(1)             5.750     09/01/2023           17,663
        25,000   Lancaster County, PA Hospital Authority (St.
                 Anne's Home for the Aged)(1)                       6.500     04/01/2015           25,032
        10,000   Latrobe, PA IDA (St. Vincent College)(1)           5.375     05/01/2013           10,469
        10,000   Latrobe, PA IDA (St. Vincent College)(1)           5.375     05/01/2018           10,014
        35,000   Latrobe, PA IDA (St. Vincent College)(1)           5.700     05/01/2031           35,158
    13,665,000   Lawrence County, PA IDA (Shenango Presbyterian
                 Center)(1)                                         5.625     11/15/2037       11,164,988
     1,020,000   Lehigh County, PA GPA (Bible Fellowship Church
                 Home)(1)                                           6.000     12/15/2023          981,413
     1,060,000   Lehigh County, PA GPA (Bible Fellowship Church
                 Home)(1)                                           7.625     11/01/2021        1,093,443
       750,000   Lehigh County, PA GPA (Bible Fellowship Church
                 Home)(1)                                           7.750     11/01/2033          766,830
       410,000   Lehigh County, PA GPA (Desales University)(1)      5.125     12/15/2023          411,820
       865,000   Lehigh County, PA GPA (Kidspeace Obligated
                 Group)                                             5.800     11/01/2012          864,974
     8,190,000   Lehigh County, PA GPA (Kidspeace Obligated
                 Group)                                             6.000     11/01/2018        7,217,519
     2,000,000   Lehigh County, PA GPA (Kidspeace Obligated
                 Group)                                             6.000     11/01/2018        1,762,520
     1,100,000   Lehigh County, PA GPA (Kidspeace Obligated
                 Group)                                             6.000     11/01/2023          844,778
     3,600,000   Lehigh County, PA GPA (Kidspeace Obligated
                 Group)                                             6.000     11/01/2023        2,761,560
       130,000   Lehigh County, PA GPA (Lehigh Valley
                 Hospital)(1)                                       5.625     07/01/2015          130,277
     2,700,000   Lehigh Northampton, PA Airport Authority(1)        6.000     05/15/2030        2,700,540


                   5 | Oppenheimer Pennsylvania Municipal Fund

OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS October 29, 2010* (Unaudited)

   Principal
    Amount                                                         Coupon      Maturity         Value
--------------                                                     ------     ----------   --------------
Pennsylvania Continued
$       10,000   Luzerne County, PA Flood Protection
                 Authority(1)                                       5.000%    01/15/2023   $       10,004
     5,000,000   Luzerne County, PA IDA(1)                          7.750     12/15/2027        5,086,800
    22,500,000   Luzerne County, PA IDA (Pennsylvania-American
                 Water)(5)                                          5.100     09/01/2034       22,587,750
        10,000   Luzerne County, PA IDA (Pennsylvania-American
                 Water)(1)                                          5.100     09/01/2034           10,039
     2,730,000   McKean County, PA Hospital Authority (Bradford
                 Hospital)(1)                                       5.000     10/01/2020        2,375,291
     2,900,000   McKean County, PA Hospital Authority (Bradford
                 Hospital)(1)                                       5.250     10/01/2030        2,197,533
       105,000   Mercer County, PA IDA (Consumers PA Water
                 Company Shenango Valley Division)(1)               6.000     07/01/2030          105,287
        10,000   Mifflin County, PA GO(1)                           5.625     09/01/2028           10,285
    11,060,000   Mifflin County, PA Hospital Authority
                 (Lewiston Hospital/Lewiston Healthcare
                 Foundation Obligated Group)(1)                     5.125     07/01/2030       10,288,012
       595,000   Millcreek, PA Richland Joint Authority(1)          5.250     08/01/2022          615,450
       855,000   Millcreek, PA Richland Joint Authority(1)          5.375     08/01/2027          874,597
     1,000,000   Millcreek, PA Richland Joint Authority(1)          5.500     08/01/2037        1,015,110
     2,445,000   Millcreek, PA Richland Joint Authority(1)          5.500     08/01/2037        2,481,944
       160,000   Monroe County, PA Hospital Authority (Pocono
                 Medical Center)(1)                                 5.625     01/01/2032          161,131
        10,000   Montgomery County, PA HEHA (Abington Memorial
                 Hospital)                                          5.000     06/01/2028           10,002
        20,000   Montgomery County, PA HEHA (Abington Memorial
                 Hospital)(1)                                       5.125     06/01/2027           20,190
        20,000   Montgomery County, PA HEHA (Abington Memorial
                 Hospital)(1)                                       5.125     06/01/2032           20,122
       140,000   Montgomery County, PA HEHA (Holy Redeemer
                 Health System)(1)                                  5.250     10/01/2023          136,875
        50,000   Montgomery County, PA HEHA (Holy Redeemer
                 Health System)(1)                                  5.250     10/01/2027           46,196
        80,000   Montgomery County, PA HEHA (Holy Redeemer
                 Physician & Ambulatory Services)(1)                5.250     10/01/2023           78,214
     9,000,000   Montgomery County, PA IDA(1)                       5.000     08/01/2024        9,556,020
     8,000,000   Montgomery County, PA IDA(1)                       5.250     08/01/2033        8,458,640
    21,000,000   Montgomery County, PA IDA(5)                       5.375     08/01/2038       22,198,470
     1,500,000   Montgomery County, PA IDA(1)                       5.375     08/01/2038        1,585,605
     5,000,000   Montgomery County, PA IDA(1)                       5.750     08/01/2030        5,312,850
       880,000   Montgomery County, PA IDA (ACTS Retirement
                 Life Community)(1)                                 5.250     11/15/2028          879,921
       270,000   Montgomery County, PA IDA
                 (Pennsylvania-American Water Company)(1)           5.050     06/01/2029          269,987
     3,840,000   Montgomery County, PA IDA (Wordsworth
                 Academy)(1)                                        8.000     09/01/2024        3,842,074
     1,000,000   Mount Lebanon, PA Hospital Authority (St.
                 Claire Memorial Hospital)(1)                       5.625     07/01/2032        1,014,800


                   6 | Oppenheimer Pennsylvania Municipal Fund

OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS October 29, 2010* (Unaudited)

   Principal
    Amount                                                         Coupon      Maturity         Value
--------------                                                     ------     ----------   --------------
Pennsylvania Continued
$    2,085,000   New Wilmington, PA Municipal Authority
                 (Westminster College)(1)                           5.000%    05/01/2027   $    2,094,174
        25,000   Northampton County, PA IDA (Moravian Hall
                 Square)(1)                                         5.550     07/01/2014           25,052
        40,000   Northampton County, PA IDA (Moravian Hall
                 Square)(1)                                         5.700     07/01/2020           40,031
       830,000   Northumberland County, PA IDA (Aqua
                 Pennsylvania)(1)                                   5.050     10/01/2039          837,155
     1,205,000   Northumberland County, PA IDA (NHS Youth
                 Services)(1)                                       5.500     02/15/2033          937,141
     1,735,000   Northumberland County, PA IDA (NHS Youth
                 Services)(1)                                       7.500     02/15/2029        1,753,027
     3,675,000   Northumberland County, PA IDA (NHS Youth
                 Services)(1)                                       7.750     02/15/2029        3,746,589
     1,550,000   PA Commonwealth Financing Authority(1)             5.000     06/01/2032        1,636,955
    16,000,000   PA Commonwealth Financing Authority(5)             5.000     06/01/2032       16,897,600
    11,400,000   PA EDFA (30th Street Garage)(1)                    5.875     06/01/2033       11,640,882
    10,000,000   PA EDFA (Albert Einstein Healthcare)(1)            6.250     10/15/2023       10,839,600
        50,000   PA EDFA (Amtrak)(1)                                6.000     11/01/2011           51,324
       250,000   PA EDFA (Amtrak)(1)                                6.125     11/01/2021          254,690
     5,005,000   PA EDFA (Amtrak)(1)                                6.250     11/01/2031        5,084,880
    12,475,000   PA EDFA (Amtrak)(1)                                6.375     11/01/2041       12,671,232
    39,837,500   PA EDFA (Bionol Clearfield)(1)                     8.500     07/15/2015       33,544,370
       885,000   PA EDFA (DGABC/DGABF/DGABEI Obligated Group)(1)    5.625     12/01/2015          886,389
       500,000   PA EDFA (Fayette Thermal)(1)                       5.250     12/01/2016          425,940
        35,000   PA EDFA (Fayette Thermal)(1)                       5.500     12/01/2021           26,697
    14,700,000   PA EDFA (National Gypsum Company)(1)               6.125     11/01/2027       13,006,854
     5,000,000   PA EDFA (National Gypsum Company)(1)               6.250     11/01/2027        4,484,300
     5,400,000   PA EDFA (Northampton Generating)                   6.500     01/01/2013        3,367,224
    21,800,000   PA EDFA (Northampton Generating)                   6.600     01/01/2019       12,394,390
       500,000   PA EDFA (Northampton Generating)(3)                6.875     01/01/2011          136,250
    12,000,000   PA EDFA (Northampton Generating)(3)                6.950     01/01/2021        3,276,240
        45,000   PA EDFA (Northwestern Human Services)(1)           5.125     06/01/2018           41,054
     3,000,000   PA EDFA (Northwestern Human Services)(1)           5.250     06/01/2028        2,466,840
     3,000,000   PA EDFA (Philadelphia Biosolids Facility)(1)       6.250     01/01/2032        3,249,990
     1,675,000   PA EDFA (Reliant Energy)(1)                        6.750     12/01/2036        1,727,913
     1,450,000   PA EDFA (Reliant Energy)(1)                        6.750     12/01/2036        1,495,806
     3,000,000   PA EDFA (US Airways Group)                         8.000     05/01/2029        3,102,690
    18,825,000   PA EDFA (USG Corp.)(1)                             6.000     06/01/2031       18,329,526
        50,000   PA EDFA (York Water Company)(1)                    6.000     11/01/2038           50,961
    30,000,000   PA Geisinger Authority Health System, Series
                 A(5)                                               5.250     06/01/2039       31,674,600
        50,000   PA HEFA (Allegheny College)(1)                     5.000     11/01/2026           50,030
       755,000   PA HEFA (Allegheny Delaware Valley Obligated
                 Group)(1)                                          5.700     11/15/2011          757,325


                   7 | Oppenheimer Pennsylvania Municipal Fund

OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS October 29, 2010* (Unaudited)

   Principal
    Amount                                                         Coupon      Maturity         Value
--------------                                                     ------     ----------   --------------
Pennsylvania Continued
$    3,185,000   PA HEFA (Allegheny Delaware Valley Obligated
                 Group)(1)                                          5.875%    11/15/2021   $    3,155,602
     1,025,000   PA HEFA (Assoc. of Independent Colleges &
                 Universities)(1)                                   5.125     05/01/2032          942,354
       100,000   PA HEFA (California University of Pennsylvania
                 Student Assoc.)(1)                                 5.000     07/01/2028           83,169
       250,000   PA HEFA (California University of Pennsylvania
                 Student Assoc.)(1)                                 6.750     09/01/2020          255,338
       115,000   PA HEFA (California University of Pennsylvania
                 Student Assoc.)(1)                                 6.750     09/01/2032          117,391
        55,000   PA HEFA (California University of Pennsylvania
                 Student Assoc.)(1)                                 6.800     09/01/2025           56,154
     1,475,000   PA HEFA (College of Science & Agriculture)(1)      5.350     04/15/2028        1,432,623
     1,460,000   PA HEFA (Delaware Valley College of Science &
                 Agriculture)(1)                                    5.650     04/15/2025        1,467,694
       815,000   PA HEFA (Delaware Valley College of Science &
                 Agriculture)(1)                                    5.750     04/15/2029          820,990
       220,000   PA HEFA (Delaware Valley College of Science &
                 Agriculture)(1)                                    5.750     04/15/2034          220,378
     3,210,000   PA HEFA (Delaware Valley College of Science &
                 Agriculture)(1)                                    5.800     04/15/2030        3,230,865
     3,385,000   PA HEFA (Delaware Valley College of Science &
                 Agriculture)(1)                                    5.800     04/15/2033        3,397,491
        55,000   PA HEFA (Drexel University)(1)                     5.750     05/01/2022           55,197
     4,140,000   PA HEFA (Edinboro University Foundation)(1)        5.750     07/01/2028        4,287,508
     3,000,000   PA HEFA (Edinboro University Foundation)(1)        5.800     07/01/2030        3,121,320
     9,000,000   PA HEFA (Edinboro University Foundation)(1)        5.875     07/01/2038        9,253,440
     8,225,000   PA HEFA (Edinboro University Foundation)(1)        6.000     07/01/2042        8,494,451
     3,500,000   PA HEFA (Edinboro University Foundation)(1)        6.000     07/01/2043        3,637,585
     4,000,000   PA HEFA (Elizabethtown College)(1)                 5.000     12/15/2027        4,076,360
       130,000   PA HEFA (Frontier II)(1)                           5.125     04/01/2033          125,871
     2,000,000   PA HEFA (La Salle University)(1)                   5.000     05/01/2037        1,959,700
        50,000   PA HEFA (La Salle University)(1)                   5.500     05/01/2034           50,383
     1,490,000   PA HEFA (Marywood University)(1)                   5.125     06/01/2029        1,444,779
     1,100,000   PA HEFA (MCP/HUHS/AUS Obligated Group)(1)          5.600     11/15/2010        1,100,033
    30,085,000   PA HEFA (MCP/HUHS/AUS Obligated Group)(1)          5.875     11/15/2016       30,091,318
        70,000   PA HEFA (MCP/HUHS/AUS Obligated Group)(1)          5.875     11/15/2016           70,015
     9,740,000   PA HEFA (MCP/HUHS/AUS Obligated Group)(1)          5.875     11/15/2021        9,650,100
       250,000   PA HEFA (Philadelphia University)(1)               5.000     06/01/2035          246,508
     3,000,000   PA HEFA (Philadelphia University)(1)               5.125     06/01/2025        3,022,800
     2,000,000   PA HEFA (Philadelphia University)(1)               5.250     06/01/2032        2,006,380
     2,005,000   PA HEFA (Philadelphia University)(1)               5.500     06/01/2020        2,166,723
    10,000,000   PA HEFA (Slippery Rock University
                 Foundation)(1)                                     5.000     07/01/2039        9,753,900
       105,000   PA HEFA (St. Francis University)(1)                5.750     11/01/2023          105,862
     3,925,000   PA HEFA (St. Francis University)(1)                6.250     11/01/2018        4,080,312
        60,000   PA HEFA (University of the Arts)(1)                5.500     03/15/2020           60,031


                   8 | Oppenheimer Pennsylvania Municipal Fund

OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS October 29, 2010* (Unaudited)

   Principal
    Amount                                                         Coupon      Maturity         Value
--------------                                                     ------     ----------   --------------
Pennsylvania Continued
$    2,000,000   PA HEFA (University of the Arts)(1)                5.625%    03/15/2025   $    2,000,320
     1,520,000   PA HEFA (University of the Arts)(1)                5.750     03/15/2030        1,518,130
       100,000   PA HEFA (UPMC Health System)(1)                    5.000     08/01/2029          100,554
        30,000   PA HEFA (UPMC Health System)(1)                    6.000     01/15/2031           30,666
       650,000   PA HEFA (Widener University)(1)                    5.000     07/15/2026          660,582
       100,000   PA HEFA (Widener University)(1)                    5.250     07/15/2024          102,041
        70,000   PA HEFA (Widener University)(1)                    5.400     07/15/2036           70,519
     9,000,000   PA HFA (Single Family Mtg.)(1)                     4.750     10/01/2025        9,130,500
     4,340,000   PA HFA (Single Family Mtg.)(1)                     5.550     10/01/2020        4,368,210
    33,325,000   PA HFA (Single Family Mtg.), Series 100A(5)        5.350     10/01/2033       34,359,635
       500,000   PA HFA (Single Family Mtg.), Series 62A(1)         5.450     10/01/2029          500,370
    11,400,000   PA HFA (Single Family Mtg.), Series 73A(5)         5.350     10/01/2022       11,511,834
    10,030,000   PA HFA (Single Family Mtg.), Series 74B(5)         5.150     10/01/2022       10,156,378
    17,430,000   PA HFA (Single Family Mtg.), Series 96A(5)         4.700     10/01/2037       17,143,506
     9,000,000   PA HFA (Single Family Mtg.), Series 99A(5)         5.250     10/01/2032        9,233,885
    10,605,000   PA HFA (Single Family Mtg.), Series 99A(5)         5.300     10/01/2037       11,069,301
     1,265,000   PA Southcentral General Authority (Hanover
                 Hospital)(1)                                       5.000     12/01/2020        1,247,227
     1,400,000   PA Southcentral General Authority (Hanover
                 Hospital)(1)                                       5.000     12/01/2023        1,336,356
     2,245,000   PA Southcentral General Authority (Hanover
                 Hospital)(1)                                       5.000     12/01/2025        2,070,586
     3,265,000   PA Southcentral General Authority (Hanover
                 Hospital)(1)                                       5.000     12/01/2026        2,965,665
       900,000   PA Southcentral General Authority (Hanover
                 Hospital)(1)                                       5.000     12/01/2027          807,237
     2,510,000   PA Southcentral General Authority (Hanover
                 Hospital)(1)                                       5.000     12/01/2028        2,247,881
     1,470,000   PA Southcentral General Authority (Hanover
                 Hospital)(1)                                       5.000     12/01/2030        1,312,240
    24,615,000   PA Southcentral General Authority (Wellspan
                 Health Obligated Group)(5)                         6.000     06/01/2029       27,492,586
        45,000   PA St. Mary Hospital Authority (Franciscan
                 Health)(1)                                         7.000     06/15/2015           45,141
         5,000   PA State Public School Building Authority
                 (Chester Upland School District)(1)                5.150     11/15/2026            5,152
     4,000,000   PA Turnpike Commission(1)                          0.000(8)  12/01/2034        3,168,160
    15,775,000   PA Turnpike Commission(1)                          0.000(8)  12/01/2034       12,437,641
    10,000,000   PA Turnpike Commission(1)                          0.000(8)  12/01/2038        7,492,600
       300,000   PA West Shore Area Hospital Authority (Holy
                 Spirit Hospital)(1)                                6.250     01/01/2032          302,052
       135,000   Philadelphia, PA Airport(1)                        5.375     06/15/2015          135,254
        15,000   Philadelphia, PA Airport, Series B(1)              5.250     06/15/2031           15,044
    10,000,000   Philadelphia, PA Airport, Series D(6)              5.250     06/15/2025       10,315,900
     5,000,000   Philadelphia, PA Airport, Series D(6)              5.250     06/15/2028        5,115,400
         5,000   Philadelphia, PA Authority for Industrial
                 Devel.(1)                                          5.250     10/01/2030            5,279


                   9 | Oppenheimer Pennsylvania Municipal Fund

OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS October 29, 2010* (Unaudited)

   Principal
    Amount                                                         Coupon      Maturity         Value
--------------                                                     ------     ----------   --------------
Pennsylvania Continued
$    6,510,000   Philadelphia, PA Authority for Industrial
                 Devel. (Aero Philadelphia)(1)                      5.500%    01/01/2024   $    5,056,708
     3,870,000   Philadelphia, PA Authority for Industrial
                 Devel. (Air Cargo)(1)                              7.500     01/01/2025        3,842,446
     1,150,000   Philadelphia, PA Authority for Industrial
                 Devel. (Baptist Home of Philadelphia)(1)           5.500     11/15/2018          989,000
       786,000   Philadelphia, PA Authority for Industrial
                 Devel. (Baptist Home of Philadelphia)(1)           5.600     11/15/2028          421,485
        20,000   Philadelphia, PA Authority for Industrial
                 Devel. (Cathedral Village)(1)                      5.600     04/01/2012           20,012
        60,000   Philadelphia, PA Authority for Industrial
                 Devel. (Cathedral Village)(1)                      5.700     04/01/2015           60,019
       450,000   Philadelphia, PA Authority for Industrial
                 Devel. (Cathedral Village)(1)                      6.750     04/01/2023          453,033
     2,600,000   Philadelphia, PA Authority for Industrial
                 Devel. (Cathedral Village)(1)                      6.875     04/01/2034        2,556,190
     2,750,000   Philadelphia, PA Authority for Industrial
                 Devel. (First Mtg.-CPAP)(1)                        6.125     04/01/2019        1,667,683
     1,000,000   Philadelphia, PA Authority for Industrial
                 Devel. (Global Leadership Academy)(6)              5.750     11/15/2030          991,750
       500,000   Philadelphia, PA Authority for Industrial
                 Devel. (Global Leadership Academy)(6)              6.375     11/15/2040          516,065
     2,040,000   Philadelphia, PA Authority for Industrial
                 Devel. (International Apartments Temple
                 University)(1)                                     5.375     06/15/2030        2,042,142
     4,000,000   Philadelphia, PA Authority for Industrial
                 Devel. (International Apartments Temple
                 University)(1)                                     5.625     06/15/2042        3,976,280
        30,000   Philadelphia, PA Authority for Industrial
                 Devel. (Philadelphia Airport)(1)                   5.000     07/01/2019           30,026
     5,000,000   Philadelphia, PA Authority for Industrial
                 Devel. (Philadelphia Airport)(1)                   5.000     07/01/2023        5,001,400
        10,000   Philadelphia, PA Authority for Industrial
                 Devel. (Philadelphia Airport)(1)                   5.125     07/01/2020           10,166
       300,000   Philadelphia, PA Authority for Industrial
                 Devel. (Philadelphia Airport)(1)                   5.125     07/01/2028          300,012
       115,000   Philadelphia, PA Authority for Industrial
                 Devel. (Philadelphia Airport)(1)                   5.250     07/01/2028          115,512
     5,000,000   Philadelphia, PA Authority for Industrial
                 Devel. (Philadelphia Airport), Series A(1)         5.400     07/01/2022        5,073,800
     1,640,000   Philadelphia, PA Authority for Industrial
                 Devel. (Richard Allen Prep Charter School)(1)      6.250     05/01/2033        1,665,879
     1,370,000   Philadelphia, PA Authority for Industrial
                 Devel. (Stapeley Germantown)(1)                    5.000     01/01/2015        1,382,220
     1,580,000   Philadelphia, PA Authority for Industrial
                 Devel. (Stapeley Germantown)(1)                    5.125     01/01/2021        1,359,258
     2,105,000   Philadelphia, PA Authority for Industrial
                 Devel. Senior Living (Arbor House)(1)              6.100     07/01/2033        2,108,158
       780,000   Philadelphia, PA Authority for Industrial
                 Devel. Senior Living (GIH/PPAM)(1)                 5.125     07/01/2016          771,264


                  10 | Oppenheimer Pennsylvania Municipal Fund

OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS October 29, 2010* (Unaudited)

   Principal
    Amount                                                         Coupon      Maturity         Value
--------------                                                     ------     ----------   --------------
Pennsylvania Continued
$    1,860,000   Philadelphia, PA Authority for Industrial
                 Devel. Senior Living (Miriam and Robert M.
                 Rieder House)(1)                                   6.100%    07/01/2033   $    1,862,790
     3,000,000   Philadelphia, PA Authority for Industrial
                 Devel. Senior Living (Presbyterian Homes
                 Germantown)(1)                                     5.625     07/01/2035        2,659,080
     1,745,000   Philadelphia, PA Authority for Industrial
                 Devel. Senior Living (Robert Saligman House)(1)    6.100     07/01/2033        1,747,618
        25,000   Philadelphia, PA Gas Works(1)                      5.000     07/01/2014           25,074
        15,000   Philadelphia, PA Gas Works(1)                      5.000     07/01/2026           15,009
        10,000   Philadelphia, PA Gas Works(1)                      5.500     07/01/2014           10,034
     1,210,000   Philadelphia, PA H&HEFA (Centralized
                 Comprehensive Human Services)(1)                   7.250     01/01/2021        1,212,747
    19,420,000   Philadelphia, PA H&HEFA (Temple University
                 Hospital)(1)                                       5.500     07/01/2026       19,247,356
     1,000,000   Philadelphia, PA Municipal Authority(1)            6.500     04/01/2034        1,104,920
         5,000   Philadelphia, PA New Public Housing
                 Authority(1)                                       5.000     04/01/2012            5,286
        20,000   Philadelphia, PA Parking Authority, Series A(1)    5.250     02/15/2029           20,011
         5,000   Philadelphia, PA Redevel. Authority (Beech
                 Student Hsg. Complex), Series A(1)                 5.500     07/01/2035            4,191
     1,000,000   Philadelphia, PA Redevel. Authority (Beech
                 Student Hsg. Complex), Series A(1)                 5.625     07/01/2023          920,270
     1,500,000   Philadelphia, PA Redevel. Authority (Beech
                 Student Hsg. Complex), Series A(1)                 5.625     07/01/2028        1,331,430
       160,000   Philadelphia, PA Redevel. Authority
                 (Multifamily Hsg.)(1)                              5.450     02/01/2023          166,842
     2,580,000   Philadelphia, PA Redevel. Authority (Pavilion
                 Apartments)(1)                                     6.000     10/01/2023        2,638,669
     4,100,000   Philadelphia, PA Redevel. Authority (Pavilion
                 Apartments)(1)                                     6.250     10/01/2032        4,174,005
     2,970,000   Pittsburgh, PA Urban Redevel. Authority
                 (Marian Plaza)(1)                                  6.130     01/20/2043        3,114,609
        20,000   Pittsburgh, PA Urban Redevel. Authority,
                 Series A(1)                                        5.200     10/01/2020           20,019
        30,000   Pittsburgh, PA Urban Redevel. Authority,
                 Series A(1)                                        5.250     10/01/2029           30,015
       775,000   Pittsburgh, PA Urban Redevel. Authority,
                 Series A(1)                                        6.250     10/01/2028          782,766
        40,000   Pittsburgh, PA Urban Redevel. Authority,
                 Series B(1)                                        5.350     10/01/2022           40,392
        60,000   Pittsburgh, PA Urban Redevel. Authority,
                 Series C(1)                                        5.600     04/01/2020           60,070
        25,000   Pittsburgh, PA Urban Redevel. Authority,
                 Series C(1)                                        5.700     04/01/2030           25,019
        35,000   Pittsburgh, PA Urban Redevel. Authority,
                 Series C(1)                                        5.900     10/01/2022           35,047
       750,000   Pittsburgh, PA Urban Redevel. Authority,
                 Series C(1)                                        5.950     10/01/2029          750,728
        30,000   Potter County, PA Hospital Authority (Charles
                 Cole Memorial Hospital)(1)                         5.250     08/01/2028           25,450
       120,000   Potter County, PA Hospital Authority (Charles
                 Cole Memorial Hospital)(1)                         6.050     08/01/2024          117,468
     1,000,000   Pottsville, PA Hospital Authority (Pottsville
                 Hospital & Warne Clinic)(1)                        5.500     07/01/2018          982,760
       390,000   Pottsville, PA Hospital Authority (Pottsville
                 Hospital & Warne Clinic)(1)                        5.500     07/01/2018          383,276


                  11 | Oppenheimer Pennsylvania Municipal Fund

OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS October 29, 2010* (Unaudited)

   Principal
    Amount                                                         Coupon      Maturity         Value
--------------                                                     ------     ----------   --------------
Pennsylvania Continued
$    4,170,000   Pottsville, PA Hospital Authority (Pottsville
                 Hospital & Warne Clinic)(1)                        5.625%    07/01/2024   $    3,839,486
       235,000   Pottsville, PA Hospital Authority (Pottsville
                 Hospital & Warne Clinic)(1)                        5.625     07/01/2024          217,377
        30,000   Sayre, PA Health Care Facilities Authority
                 (Guthrie Healthcare System)(1)                     5.750     12/01/2021           30,791
        10,000   Schuylkill County, PA IDA (DOCNHS/BSVHS/WMHS
                 Obligated Group)(1)                                5.000     11/01/2028           10,007
     6,500,000   Scranton, PA Parking Authority(1)                  5.250     06/01/2039        6,263,205
       145,000   Scranton, PA School District(1)                    5.000     04/01/2022          146,291
         5,000   Sharon, PA Regional Health System Authority
                 (SRPS/SRHS Obligated Group)(1)                     5.000     12/01/2028            5,000
       100,000   Somerset County, PA Hospital Authority
                 (Somerset Community Hospital)(1)                   5.450     03/01/2032           96,330
     2,000,000   South Fork, PA Municipal Authority (Conemaugh
                 Health System)(1)                                  5.500     07/01/2029        2,008,760
       245,000   South Fork, PA Municipal Authority (Conemaugh
                 Valley Memorial Hospital)(1)                       5.000     07/01/2028          238,260
         5,000   South Fork, PA Municipal Authority (Conemaugh
                 Valley Memorial Hospital)(1)                       5.375     07/01/2022            5,002
       355,000   South Fork, PA Municipal Authority (Good
                 Samaritan Medical Center of Johnstown)(1)          5.250     07/01/2026          352,913
        15,000   South Fork, PA Municipal Authority (Good
                 Samaritan Medical Center of Johnstown)(1)          5.375     07/01/2016           15,035
       100,000   Susquehanna, PA Area Regional Airport
                 Authority(1)                                       5.000     01/01/2028           94,006
        45,000   Susquehanna, PA Area Regional Airport
                 Authority(1)                                       5.000     01/01/2033           39,947
       140,000   Susquehanna, PA Area Regional Airport
                 Authority(1)                                       5.375     01/01/2018          130,927
     4,300,000   Susquehanna, PA Area Regional Airport
                 Authority(1)                                       6.500     01/01/2038        4,347,773
       900,000   Susquehanna, PA Area Regional Airport
                 Authority (Aero Harrisburg)(1)                     5.500     01/01/2024          710,469
        10,000   Union County, PA Hospital Authority (United
                 Methodist Continuing Care Services)(1)             6.250     04/01/2012           10,004
        75,000   Washington County, PA Hospital Authority
                 (Washington Hospital)(1)                           5.125     07/01/2028           72,128
     7,900,000   Washington County, PA Redevel. Authority
                 (Victory Centre)(1)                                5.450     07/01/2035        7,258,046
       550,000   Washington, PA Township Municipal Authority(1)     5.875     12/15/2023          552,129
     2,475,000   Washington, PA Township Municipal Authority(1)     6.000     12/15/2033        2,484,653
     1,085,000   Westmoreland County, PA IDA (Redstone
                 Retirement Community)(1)                           5.875     01/01/2032          960,930
     5,000,000   Wilkes-Barre, PA Finance Authority (Wilkes
                 University)(1)                                     5.000     03/01/2027        5,048,350
    10,000,000   Wilkes-Barre, PA Finance Authority (Wilkes
                 University)(1)                                     5.000     03/01/2037        9,869,500
        10,000   York County, PA IDA (PSEG Power)(1)                5.500     09/01/2020           10,239
                                                                                        -----------------
                                                                                            1,070,542,840


                  12 | Oppenheimer Pennsylvania Municipal Fund

OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS October 29, 2010* (Unaudited)

   Principal
    Amount                                                         Coupon      Maturity         Value
--------------                                                     ------     ----------   --------------
U.S. Possessions--30.5%
$       35,000   Guam GO                                            5.375%    11/15/2013   $       35,039
       750,000   Guam GO(1)                                         6.750     11/15/2029          833,580
     4,000,000   Guam GO(1)                                         7.000     11/15/2039        4,496,920
       700,000   Guam Hsg. Corp. (Single Family Mtg.)(1)            5.750     09/01/2031          796,936
     1,300,000   Guam Power Authority, Series A(1)                  5.500     10/01/2030        1,362,946
     1,100,000   Guam Power Authority, Series A(1)                  5.500     10/01/2040        1,141,426
     4,100,000   Guam Tobacco Settlement Economic Devel. &
                 Commerce Authority (TASC)(1)                       5.250     06/01/2032        4,037,352
     1,500,000   Guam Tobacco Settlement Economic Devel. &
                 Commerce Authority (TASC)(1)                       5.625     06/01/2047        1,434,000
    38,902,000   Guam Tobacco Settlement Economic Devel. &
                 Commerce Authority (TASC)                          7.250(7)  06/01/2057          581,196
       980,000   Northern Mariana Islands Commonwealth, Series
                 A(1)                                               5.000     06/01/2017          905,383
     1,000,000   Northern Mariana Islands Commonwealth, Series
                 A(1)                                               5.000     10/01/2022          897,920
       500,000   Northern Mariana Islands Commonwealth, Series
                 A(1)                                               6.750     10/01/2033          497,770
     2,550,000   Northern Mariana Islands Ports Authority,
                 Series A(1)                                        5.500     03/15/2031        2,195,856
     1,695,000   Northern Mariana Islands Ports Authority,
                 Series A                                           6.250     03/15/2028        1,245,893
     1,245,000   Northern Mariana Islands Ports Authority,
                 Series A(1)                                        6.600     03/15/2028        1,181,493
     4,500,000   Puerto Rico Aqueduct & Sewer Authority(1)          0.000(8)  07/01/2024        4,740,030
     5,000,000   Puerto Rico Aqueduct & Sewer Authority(1)          6.000     07/01/2038        5,364,350
     3,145,000   Puerto Rico Aqueduct & Sewer Authority(1)          6.000     07/01/2044        3,361,691
    84,645,000   Puerto Rico Children's Trust Fund (TASC)(1)        5.500     05/15/2039       82,037,934
    66,835,000   Puerto Rico Children's Trust Fund (TASC)(1)        5.625     05/15/2043       64,939,559
   457,500,000   Puerto Rico Children's Trust Fund (TASC)           6.432(7)  05/15/2050       16,195,500
   136,000,000   Puerto Rico Children's Trust Fund (TASC)           7.325(7)  05/15/2055        2,550,000
 1,817,000,000   Puerto Rico Children's Trust Fund (TASC)           7.625(7)  05/15/2057       28,490,560
     1,725,000   Puerto Rico Commonwealth GO(1)                     6.000     07/01/2038        1,884,166
     1,435,000   Puerto Rico Electric Power Authority, Series
                 AAA(1)                                             5.250     07/01/2024        1,546,571
     1,510,000   Puerto Rico Electric Power Authority, Series
                 AAA(1)                                             5.250     07/01/2025        1,623,688
     1,750,000   Puerto Rico Electric Power Authority, Series
                 AAA(1)                                             5.250     07/01/2026        1,877,453
     5,540,000   Puerto Rico Electric Power Authority, Series
                 AAA(1)                                             5.250     07/01/2027        5,920,875
     9,220,000   Puerto Rico Electric Power Authority, Series
                 AAA(1)                                             5.250     07/01/2028        9,846,407
     3,160,000   Puerto Rico Electric Power Authority, Series
                 AAA(1)                                             5.250     07/01/2029        3,341,447
     3,330,000   Puerto Rico Electric Power Authority, Series
                 AAA(1)                                             5.250     07/01/2030        3,507,889
     3,505,000   Puerto Rico Electric Power Authority, Series
                 AAA(1)                                             5.250     07/01/2031        3,683,825
       500,000   Puerto Rico Highway & Transportation Authority     5.300     07/01/2035          512,515
        25,000   Puerto Rico Highway & Transportation
                 Authority, Series A(1)                             5.000     07/01/2038           24,961
       325,000   Puerto Rico Highway & Transportation
                 Authority, Series H(1)                             5.000     07/01/2028          326,914
       700,000   Puerto Rico Highway & Transportation
                 Authority, Series N(1)                             5.250     07/01/2039          724,283
     2,105,000   Puerto Rico IMEPCF (American Airlines)             6.450     12/01/2025        1,988,088
     1,400,000   Puerto Rico Infrastructure (Mepsi Campus)(1)       6.500     10/01/2037        1,392,860
     1,250,000   Puerto Rico ITEMECF (Ana G. Mendez
                 University)(1)                                     5.000     03/01/2036        1,160,175


                  13 | Oppenheimer Pennsylvania Municipal Fund

OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS October 29, 2010* (Unaudited)

   Principal
    Amount                                                         Coupon      Maturity         Value
--------------                                                     ------     ----------   --------------
U.S. Possessions Continued
$      235,000   Puerto Rico ITEMECF (Ana G. Mendez
                 University)(1)                                     5.375%    02/01/2019   $      235,395
       500,000   Puerto Rico ITEMECF (Ana G. Mendez
                 University)(1)                                     5.375     02/01/2029          499,955
       710,000   Puerto Rico ITEMECF (IEP/HESL/HECR Obligated
                 Group)(1)                                          5.750     06/01/2019          355,916
    19,535,000   Puerto Rico Port Authority (American
                 Airlines), Series A                                6.250     06/01/2026       17,343,541
     1,170,000   Puerto Rico Port Authority (American
                 Airlines), Series A                                6.300     06/01/2023        1,058,558
     1,000,000   Puerto Rico Public Buildings Authority(1)          6.500     07/01/2030        1,149,190
     1,000,000   Puerto Rico Public Buildings Authority(1)          6.750     07/01/2036        1,124,830
     1,015,000   Puerto Rico Public Buildings Authority, Series
                 D(1)                                               5.250     07/01/2036        1,018,136
     2,000,000   Puerto Rico Sales Tax Financing Corp., Series
                 A(1)                                               6.500     08/01/2044        2,308,580
    30,000,000   Puerto Rico Sales Tax Financing Corp., Series A    7.280(7)  08/01/2034        6,985,200
    22,130,000   Puerto Rico Sales Tax Financing Corp., Series
                 C(5)                                               5.750     08/01/2057       24,346,657
    13,500,000   Puerto Rico Sales Tax Financing Corp., Series
                 C(1)                                               6.000     08/01/2039       15,242,985
     5,000,000   Puerto Rico Sales Tax Financing Corp., Series
                 C(1)                                               6.000     08/01/2042        5,591,150
    18,015,000   Puerto Rico Sales Tax Financing Corp., Series C    6.380(7)  08/01/2038        3,246,663
     6,645,000   V.I. Government Refinery Facilities (Hovensa
                 Coker)(1)                                          6.500     07/01/2021        6,767,069
        25,000   V.I. Public Finance Authority (Gross Receipts
                 Taxes Loan)(1)                                     5.000     10/01/2031           25,185
     4,000,000   V.I. Public Finance Authority (Hovensa
                 Coker)(1)                                          6.500     07/01/2021        4,075,560
     8,500,000   V.I. Public Finance Authority (Hovensa
                 Refinery)(1)                                       4.700     07/01/2022        7,893,015
     1,500,000   V.I. Public Finance Authority (Hovensa
                 Refinery)(1)                                       5.875     07/01/2022        1,519,335
     5,000,000   V.I. Public Finance Authority (Hovensa
                 Refinery)(1)                                       6.125     07/01/2022        5,071,950
    17,450,000   V.I. Tobacco Settlement Financing Corp.            6.250(7)  05/15/2035        2,219,640
     2,195,000   V.I. Tobacco Settlement Financing Corp.            6.500(7)  05/15/2035          251,174
     4,150,000   V.I. Tobacco Settlement Financing Corp.            6.875(7)  05/15/2035          398,317
     7,000,000   V.I. Tobacco Settlement Financing Corp.            7.625(7)  05/15/2035          633,710
        30,000   V.I. Tobacco Settlement Financing Corp.
                 (TASC)(1)                                          5.000     05/15/2021           29,374
     2,235,000   V.I. Tobacco Settlement Financing Corp.
                 (TASC)(1)                                          5.000     05/15/2031        1,999,699
       435,000   V.I. Water & Power Authority, Series A(1)          5.000     07/01/2031          440,137
                                                                                           --------------
                                                                                              380,516,372
                                                                                           --------------
Total Investments, at Value (Cost $1,488,483,594)-116.4%                                    1,451,059,212
                                                                                           --------------
Liabilities in Excess of Other Assets-(16.4)                                                 (204,395,885)
                                                                                           --------------
Net Assets-100.0%                                                                          $1,246,663,327
                                                                                           ==============

Footnotes to Statement of Investments

* October 29, 2010 is the last business day of the Fund's quarterly period. See accompanying Notes.

(1.) All or a portion of the security position has been segregated for collateral to cover borrowings. See accompanying Notes.

(2.) Represents the current interest rate for a variable or increasing rate security.

(3.) Issue is in default. See accompanying Notes.

(4.) Non-income-accruing security.

(5.) Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently transferred to a trust. See accompanying Notes.

(6.) When-issued security or delayed delivery to be delivered and settled after October 29, 2010. See accompanying Notes.


                  14 | Oppenheimer Pennsylvania Municipal Fund

OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS October 29, 2010* (Unaudited)

(7.) Zero coupon bond reflects effective yield on the date of purchase.

(8.) Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The table below categorizes amounts as of October 29, 2010 based on valuation input level:

                              LEVEL 1--         LEVEL 2--            LEVEL 3--
                              UNADJUSTED    OTHER SIGNIFICANT       SIGNIFICANT
                            QUOTED PRICES   OBSERVABLE INPUTS   UNOBSERVABLE INPUTS        VALUE
                            -------------   -----------------   -------------------   --------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Municipal Bonds and Notes
   Pennsylvania                  $--          $1,070,542,826            $14           $1,070,542,840
   U.S. Possessions               --             380,516,372             --              380,516,372
                                 ---          --------------            ---           --------------
Total Assets                     $--          $1,451,059,198            $14           $1,451,059,212
                                 ---          --------------            ---           --------------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION METHODOLOGIES, IF ANY, DURING THE REPORTING PERIOD.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

ACTS      Adult Communities Total Services
AG        Allegheny General Hospital
ARC       Assoc. of Retarded Citizens
AUS       Allegheny United Hospital
BSVHS     Baptist/St. Vincent's Health System
CCMC      Crozer-Chester Medical Center
CKHS      Crozer-Keystone Health System
COP       Certificates of Participation
CPAP      Crime Prevention Assoc. of Philadelphia
DCMH      Delaware County Memorial Hospital
DGABC     Dr. Gertrude A Barber Center
DGABEI    Dr. Gertrude A Barber Educational Institute
DGABF     Dr. Gertrude A Barber Foundation
DOCNHS    Daughters of Charity National Health Systems
DRIVERS   Derivative Inverse Tax Exempt Receipts
EDFA      Economic Devel. Finance Authority
GIH       Germantown Interfaith Housing
GO        General Obligation


                  15 | Oppenheimer Pennsylvania Municipal Fund

OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS October 29, 2010* (Unaudited)

GPA       General Purpose Authority
H&EFA     Health and Educational Facilities Authority
H&HEFA    Hospitals and Higher Education Facilities Authority
HDA       Hospital Devel. Authority
HEBA      Higher Education Building Authority
HECR      Hospital Episcopal Cristo Redentor
HEFA      Higher Education Facilities Authority
HEHA      Higher Education and Health Authority
HESL      Hospital Episcopal San Lucas
HFA       Housing Finance Agency
HUHS      Hahnemann University Hospital System
IDA       Industrial Devel. Agency
IEP       Iglesia Episcopal Puertorriquena
IMEPCF    Industrial, Medical and Environmental Pollution Control Facilities
ITEMECF Industrial, Tourist, Educational, Medical and Environmental Community Facilities
MAS       Mercy Adult Services
MCMCSPA   Mercy Catholic Medical Center of Southeastern Pennsylvania
MCP       Medical College Of Pennsylvania
MHH       Mercy Haverford Hospital
MHP       Mercy Health Plan
MHSSPA    Mercy Health System of Southeastern Pennsylvania
PA/NJ     Pennsylvania/New Jersey
PPAM      Philadelphia Presbytery Apartments of Morrisville
PSEG      Public Service Enterprise Group
RITES     Residual Interest Tax Exempt Security
ROLs      Residual Option Longs
RR        Residential Resources
RRDC      Residential Resources Devel. Corp.
RRSW      Residential Resources Southwest
SRHS      Sharon Regional Health System
SRPS      Sharon Regional Physicians Services
TASC      Tobacco Settlement Asset-Backed Bonds
UPMC      University of Pittsburgh Medical Center
V.I.      United States Virgin Islands
WMHS      Western Maryland Health Systems
WPAHS     West Penn Allegheny Health System
WPAON     West Penn Allegheny Oncology Network
WPH       Western Pennsylvania Hospital

NOTES TO STATEMENT OF INVESTMENTS

QUARTERLY PERIOD. Since October 29, 2010 represents the last day during the Fund's quarterly period on which the New York Stock Exchange was open for trading, the Fund's financial statements have been presented through that date to maintain consistency with the Fund's net asset value calculations used for shareholder transactions.

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," inputs other than unadjusted quoted prices for an asset that are observable are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.


                  16 | Oppenheimer Pennsylvania Municipal Fund

OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS October 29, 2010* (Unaudited)

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and "money market-type" debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the "bid" and "asked" prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of October 29, 2010, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:


                  17 | Oppenheimer Pennsylvania Municipal Fund

OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS October 29, 2010* (Unaudited)

                         WHEN-ISSUED OR
                        DELAYED DELIVERY
                       BASIS TRANSACTIONS
                       ------------------
Purchased securities       $24,223,863

INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund may expose up to 20% of its total assets to the effects of leverage from its investments in inverse floaters. The Fund's exposure to the effects of leverage from its investments in inverse floaters amount to $194,630,000 as of October 29, 2010.

Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the "municipal bond") to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the "sponsor") creates a trust (the "Trust") and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an "inverse floating rate security") to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund's repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities in the annual and semiannual reports. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust's liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund's Statement of Operations in the annual and semiannual reports. At October 29, 2010, municipal bond holdings with a value of $306,591,843 shown on the Fund's Statement of Investments are held by such Trusts and serve as collateral for the $194,630,000 in short-term floating rate notes issued and outstanding at that date.

The Fund's investments in inverse floaters involve certain risks. The market value of an inverse floating rate security can be more volatile than that of a conventional fixed-rate bond having similar credit quality, maturity and redemption provisions. Typically, an inverse floating rate security tends to underperform fixed rate bonds when long-term interest rates are rising but tends to outperform fixed rate bonds when long-term interest rates are stable or falling. An inverse floating rate security entails a degree of leverage because the trust issues short-term securities in a ratio to the inverse floating rate security with the underlying long-term bond providing collateral for the obligation to pay the principal value of the short-term securities if and when they are tendered. If the Fund has created the inverse floater by depositing a long-term bond into a trust, it may be required to provide additional collateral for the short-term securities if the value of the underlying bond deposited in the trust falls.

At October 29, 2010, the Fund's residual exposure to these types of inverse floating rate securities were as follows:

 PRINCIPAL                                                                COUPON    MATURITY
  AMOUNT     INVERSE FLOATER(1)                                          RATE (2)     DATE         VALUE
----------   ------------------                                          --------   --------   ------------
$3,250,000   Berks County, PA Municipal Authority ROLs                    16.409%    11/1/31   $  4,313,790
 7,980,000   Chester County, PA IDA (Water Facilities Authority)(3)       10.736      2/1/41      8,048,229
 3,690,000   Delaware County, PA IDA ROLs(3)                               9.105     11/1/37      3,741,033
 6,240,000   Delaware County, PA IDA ROLs(3)                               9.110     11/1/38      6,301,589
 7,500,000   Luzerne County, PA IDA (Water Facility) ROLs(3)              11.386      9/1/34      7,587,750
 7,000,000   Montgomery County, PA IDA RITES                              12.371      8/1/38      8,198,470
 7,680,000   PA Austin Trust Various States Inverse Certificates           8.284     10/1/33      8,141,568
 8,000,000   PA Commonwealth Financing Authority DRIVERS                   7.707      6/1/32      8,897,600
 7,500,000   PA Geisinger Authority Health System DRIVERS                 15.342      6/1/39      9,174,603


                  18 | Oppenheimer Pennsylvania Municipal Fund

OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS October 29, 2010* (Unaudited)

 5,700,000   PA HFA (Single Family Mtg.) DRIVERS                           8.194     10/1/22      5,811,834
 5,015,000   PA HFA (Single Family Mtg.) DRIVERS                           7.848     10/1/22      5,141,378
 4,320,000   PA HFA (Single Family Mtg.) ROLs(3)                           8.488     10/1/32      4,553,885
 5,020,000   PA HFA (Single Family Mtg.) ROLs(3)                          14.697     10/1/33      5,563,064
 3,360,000   PA HFA (Single Family Mtg.) ROLs(3)                          12.884     10/1/37      3,574,301
 6,415,000   PA HFA (Single Family Mtg.) ROLs(3)                          10.472     10/1/37      6,128,506
 6,155,000   PA Southcentral General Authority (Hanover Hospital) ROLs    17.544      6/1/29      9,032,586
 5,535,000   Puerto Rico Sales Tax Financing Corp. ROLs(3)                17.271      8/1/57      7,751,657
                                                                                               ------------
                                                                                               $111,961,843
                                                                                               ============

(1.) For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table on page 15-16 of the Statement of Investments.

(2.) Represents the current interest rate for a variable rate bond known as an "inverse floater."

(3.) Security is subject to a shortfall and forbearance agreement.

The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the short-term floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. The Manager monitors the Fund's potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund's investment in such inverse floating rate securities, if it deems it appropriate to do so. As of October 29, 2010, in addition to the exposure detailed in the preceding table, the Fund's maximum exposure under such agreements is estimated at $103,520,000.

CREDIT RISK. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently default. Information concerning securities in default as of October 29, 2010 is as follows:

Cost                                $24,500,390
Market Value                        $11,437,729
Market Value as a % of Net Assets          0.92%

CONCENTRATION RISK. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of October 29, 2010 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities   $1,298,261,867(1)
                                 ==============
Gross unrealized appreciation    $   68,759,826
Gross unrealized depreciation      (110,470,649)
                                 --------------
Net unrealized depreciation      $  (41,710,823)
                                 ==============

(1.) The Federal tax cost of securities does not include cost of $194,508,168, which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions. See the Inverse Floating Rate Securities note.


                  19 | Oppenheimer Pennsylvania Municipal Fund

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS October 29, 2010*(Unaudited)

   Principal
    Amount                                                         Coupon      Maturity         Value
--------------                                                     ------     ----------   ---------------
Municipal Bonds and Notes--121.2%
Alabama--0.5%
    12,050,000   AL HFA (Single Family)(1)                          5.450%    10/01/2032   $    12,444,869
        15,000   AL HFA (South Bay Apartments)(2)                   5.950     02/01/2033            15,341
     8,650,000   AL Space Science Exhibit Finance Authority(2)      6.000     10/01/2025         7,356,739
        10,000   Alexander City, AL GO(2)                           5.625     05/01/2021            10,032
     1,810,000   Andalusia-Opp, AL Airport Authority(2)             5.000     08/01/2026         1,517,812
     7,050,000   Governmental Utility Services Corp. of Moody,
                 AL(2)                                              7.500     03/01/2038         5,787,275
     2,200,000   Rainbow City, AL Special Health Care
                 Facilities Financing Authority (Regency
                 Pointe)(3,4)                                       8.250     01/01/2031         1,612,424
        10,000   Selma, AL Industrial Devel. Board
                 (International Paper Company)(2)                   6.000     05/01/2025            10,148
     7,220,000   Tuscaloosa, AL Educational Building Authority
                 (Stillman College)(2)                              5.000     06/01/2026         7,021,667
                                                                                           ---------------
                                                                                                35,776,307
Alaska--0.2%
        20,000   AK HFC, Series A-1(2)                              6.100     06/01/2030            20,025
     2,250,000   AK Industrial Devel. & Export Authority
                 (Anchorage Sportsplex/Grace Community Church
                 Obligated Group)                                   6.150     08/01/2031           668,723
        40,000   AK Industrial Devel. & Export Authority
                 (Snettisham)(2)                                    6.000     01/01/2014            40,208
     1,650,000   AK Industrial Devel. & Export Authority
                 Community Provider (Boys & Girls Home)             5.875     12/01/2027         1,068,078
       500,000   AK Industrial Devel. & Export Authority
                 Community Provider (Boys & Girls Home)             6.000     12/01/2036           297,535
     5,000,000   AK Northern Tobacco Securitization Corp.
                 (TASC)(2)                                          5.000     06/01/2032         4,076,050
    10,000,000   AK Northern Tobacco Securitization Corp.
                 (TASC)(2)                                          5.000     06/01/2046         7,028,300
    31,850,000   AK Northern Tobacco Securitization Corp. (TASC)    6.125(5)  06/01/2046         1,261,897
    20,860,000   AK Northern Tobacco Securitization Corp. (TASC)    6.375(5)  06/01/2046           746,371
                                                                                           ---------------
                                                                                                15,207,187
Arizona--3.3%
   162,650,000   AZ Health Facilities Authority (Banner Health
                 System)(1)                                         1.004(6)  01/01/2037       108,596,475
     2,900,000   Buckeye, AZ Watson Road Community Facilities
                 District(2)                                        5.750     07/01/2022         2,598,864
     4,800,000   Buckeye, AZ Watson Road Community Facilities
                 District(2)                                        6.000     07/01/2030         4,043,280
     9,276,832   East San Luis, AZ Community Facilities
                 District Special Assessment (Area One)(2)          6.375     01/01/2028         7,850,612
     4,512,000   East San Luis, AZ Community Facilities
                 District Special Assessment (Area Two)             8.500     01/01/2028         4,455,059
       305,000   Estrella Mountain Ranch, AZ Community
                 Facilities District(2)                             5.450     07/15/2021           291,855
       810,000   Estrella Mountain Ranch, AZ Community
                 Facilities District(2)                             5.625     07/15/2025           756,500
       900,000   Estrella Mountain Ranch, AZ Community
                 Facilities District(2)                             5.800     07/15/2030           839,898


                  1 | Oppenheimer Rochester National Municipals

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS October 29, 2010*(Unaudited)

   Principal
    Amount                                                         Coupon      Maturity         Value
--------------                                                     ------     ----------   ---------------
Arizona Continued
$    1,015,000   Estrella Mountain Ranch, AZ Community
                 Facilities District(2)                             5.900%    07/15/2022   $       996,415
       335,000   Estrella Mountain Ranch, AZ Community
                 Facilities District(2)                             6.125     07/15/2027           324,588
       500,000   Estrella Mountain Ranch, AZ Community
                 Facilities District(2)                             6.200     07/15/2032           484,310
     1,238,000   Estrella Mountain Ranch, AZ Community
                 Facilities District (Golf Village)(2)              6.000     07/01/2017         1,176,533
     1,260,000   Estrella Mountain Ranch, AZ Community
                 Facilities District (Golf Village)(2)              6.375     07/01/2022         1,135,462
     3,122,000   Estrella Mountain Ranch, AZ Community
                 Facilities District (Golf Village)(2)              6.750     07/01/2032         2,660,631
       500,000   Gladden Farms, AZ Community Facilities
                 District(2)                                        5.500     07/15/2031           459,985
     1,000,000   Goodyear, AZ IDA Water & Sewer (Litchfield
                 Park Service Company)(2)                           6.750     10/01/2031           985,840
     3,800,000   Maricopa County, AZ IDA (Christian Care
                 Apartments)(2)                                     6.500     01/01/2036         3,785,560
     1,885,000   Maricopa County, AZ IDA (Immanuel Campus
                 Care)(2)                                           8.500     04/20/2041         1,785,114
       355,000   Maricopa County, AZ IDA (Sun King
                 Apartments)(2)                                     6.750     11/01/2018           319,255
     2,345,000   Maricopa County, AZ IDA (Sun King
                 Apartments)(2)                                     6.750     05/01/2031         1,815,710
     3,640,000   Maricopa County, AZ IDA (Sun King Apartments)      9.500     11/01/2031         2,919,535
       456,000   Merrill Ranch, AZ Community Facilities
                 District No. 1 Special Assessment Lien(2)          5.250     07/01/2024           387,527
       368,000   Merrill Ranch, AZ Community Facilities
                 District No. 2 Special Assessment Lien(2)          5.250     07/01/2024           312,741
       926,000   Merrill Ranch, AZ Community Facilities
                 District No. 2 Special Assessment Lien(2)          5.300     07/01/2030           734,114
     1,125,000   Palm Valley, AZ Community Facility District
                 No. 3(2)                                           5.300     07/15/2031           913,163
       420,000   Parkway, AZ Community Facilities District No.
                 1 (Prescott Valley)(2)                             5.300     07/15/2025           364,770
       350,000   Parkway, AZ Community Facilities District No.
                 1 (Prescott Valley)(2)                             5.350     07/15/2031           285,989
     3,275,000   Phoenix, AZ IDA (America West Airlines)            6.250     06/01/2019         2,961,222
     7,500,000   Phoenix, AZ IDA (America West Airlines)            6.300     04/01/2023         6,614,625
     1,650,000   Phoenix, AZ IDA (Espiritu Community Devel.
                 Corp.)(2)                                          6.250     07/01/2036         1,438,157
     1,935,000   Phoenix, AZ IDA (Gourmet Boutique West)(2)         5.875     11/01/2037         1,360,595
     1,820,000   Pima County, AZ IDA (Christian Senior
                 Living)(2)                                         5.050     01/01/2037         1,669,231
       400,000   Pima County, AZ IDA (Desert Technology
                 Schools)(3,4)                                      6.375     02/01/2014           161,672
     1,000,000   Pima County, AZ IDA (Desert Technology
                 Schools)(3,4)                                      7.000     02/01/2024           312,210
     1,250,000   Pima County, AZ IDA (Facility Choice Education
                 & Devel. Corp.)(2)                                 6.250     06/01/2026         1,144,088
     3,700,000   Pima County, AZ IDA (Facility Choice Education
                 & Devel. Corp.)(2)                                 6.375     06/01/2036         3,246,047
    12,400,000   Pima County, AZ IDA (Metro Police Facility)(1)     5.375     07/01/2039        12,931,340
     1,500,000   Pima County, AZ IDA (P.L.C. Charter Schools)       6.750     04/01/2036         1,415,835


                  2 | Oppenheimer Rochester National Municipals

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS October 29, 2010*(Unaudited)

   Principal
    Amount                                                         Coupon      Maturity         Value
--------------                                                     ------     ----------   ---------------
Arizona Continued
$      250,000   Pima County, AZ IDA (Paradise Education
                 Center)(2)                                         5.875%    06/01/2022   $       253,365
       550,000   Pima County, AZ IDA (Paradise Education
                 Center)(2)                                         6.000     06/01/2036           550,996
     1,600,000   Pima County, AZ IDA (Sonoran Science
                 Academy)(2)                                        5.670     12/01/2027         1,409,984
     1,960,000   Pima County, AZ IDA (Sonoran Science
                 Academy)(2)                                        5.750     12/01/2037         1,647,576
     5,000,000   Pima County, AZ IDA (Tucson Electric Power
                 Company)(2)                                        5.250     10/01/2040         5,003,600
     3,410,000   Pima County, AZ IDA Water & Wastewater (Global
                 Water Resources)(2)                                5.450     12/01/2017         3,352,883
     2,215,000   Pima County, AZ IDA Water & Wastewater (Global
                 Water Resources)(2)                                5.600     12/01/2022         2,104,782
    11,100,000   Pima County, AZ IDA Water & Wastewater (Global
                 Water Resources)(2)                                5.750     12/01/2032        10,320,336
    10,000,000   Pima County, AZ IDA Water & Wastewater (Global
                 Water Resources)(2)                                6.550     12/01/2037        10,077,400
     1,410,000   Pinal County, AZ IDA (San Manuel Facility)(2)      6.250     06/01/2026         1,260,752
     1,292,000   Prescott Valley, AZ Southside Community
                 Facilities District No. 1(2)                       7.250     07/01/2032         1,226,431
     1,500,000   Quail Creek, AZ Community Facilities
                 District(2)                                        5.550     07/15/2030         1,255,140
     1,435,000   Salte Verde, AZ Financial Corp.(2)                 5.000     12/01/2032         1,391,993
       265,000   Show Low Bluff, AZ Community Facilities
                 District(2)                                        5.600     07/01/2031           208,083
       225,000   Show Low Bluff, AZ Community Facilities
                 District Special Assessment(2)                     5.200     07/01/2017           210,015
       730,000   Tucson, AZ IDA (Joint Single Family Mtg.)(2)       5.000     01/01/2039           721,357
     4,000,000   Verrado, AZ Community Facilities District No.
                 1(2)                                               5.350     07/15/2031         3,268,440
                                                                                           ---------------
                                                                                               228,797,940
Arkansas--0.1%
     7,600,000   Cave Springs, AR Municipal Property (Creeks
                 Special Sewer District)(2)                         6.250     02/01/2038         5,788,616
California--18.8%
     7,200,000   Adelanto, CA Public Utility Authority(2)           6.750     07/01/2039         7,508,304
       750,000   Alhambra, CA (Atherton Baptist Homes)(2)           7.625     01/01/2040           803,340
       405,000   Anaheim, CA Community Facilities District
                 Special Tax (Platinum Triangle)(2)                 6.000     09/01/2028           409,759
     1,155,000   Anaheim, CA Community Facilities District
                 Special Tax (Platinum Triangle)(2)                 6.000     09/01/2030         1,155,739
     4,300,000   Anaheim, CA Community Facilities District
                 Special Tax (Platinum Triangle)(2)                 6.250     09/01/2040         4,330,960
       690,000   Azusa, CA Special Tax Community Facilities
                 District No. 05-1(2)                               5.000     09/01/2027           608,766
       100,000   Blythe, CA Redevel. Agency (Redevel. Project
                 No. 1 Tax Allocation)(2)                           5.750     05/01/2034            91,138
     5,500,000   Brea, CA Community Facilities District (Brea
                 Plaza Area)(2)                                     7.375     09/01/2039         5,729,020
        25,000   Buena Park, CA Special Tax (Park Mall)(2)          6.125     09/01/2033            23,411
   127,310,000   CA County Tobacco Securitization Agency            6.489(5)  06/01/2046         4,509,320
   107,400,000   CA County Tobacco Securitization Agency            6.619(5)  06/01/2050         2,188,812


                  3 | Oppenheimer Rochester National Municipals

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS October 29, 2010*(Unaudited)

   Principal
    Amount                                                         Coupon      Maturity         Value
--------------                                                     ------     ----------   ---------------
California Continued
$   33,920,000   CA County Tobacco Securitization Agency            6.650%(5) 06/01/2046   $     1,141,747
   215,100,000   CA County Tobacco Securitization Agency            7.000(5)  06/01/2055         2,680,146
   117,250,000   CA County Tobacco Securitization Agency            7.129(5)  06/01/2055         1,460,935
   143,610,000   CA County Tobacco Securitization Agency            7.300(5)  06/01/2046         5,086,666
   246,760,000   CA County Tobacco Securitization Agency            7.477(5)  06/01/2055         2,294,868
    11,395,000   CA County Tobacco Securitization Agency            8.150(5)  06/01/2033         1,335,380
   102,000,000   CA County Tobacco Securitization Agency            8.550(5)  06/01/2055           948,600
    36,000,000   CA County Tobacco Securitization Agency
                 (TASC)(2)                                          0.000(7)  06/01/2041        27,562,680
    56,530,000   CA County Tobacco Securitization Agency
                 (TASC)(2)                                          0.000(7)  06/01/2046        42,616,836
       255,000   CA County Tobacco Securitization Agency
                 (TASC)(2)                                          5.250     06/01/2045           182,343
    19,000,000   CA County Tobacco Securitization Agency
                 (TASC)(2)                                          5.250     06/01/2046        12,478,440
     2,280,000   CA County Tobacco Securitization Agency
                 (TASC)(2)                                          5.500     06/01/2033         2,076,966
     2,610,000   CA County Tobacco Securitization Agency
                 (TASC)(2)                                          5.875     06/01/2035         2,281,349
     7,285,000   CA County Tobacco Securitization Agency
                 (TASC)(2)                                          5.875     06/01/2043         5,747,646
     2,930,000   CA County Tobacco Securitization Agency
                 (TASC)(2)                                          6.000     06/01/2042         2,446,638
     5,000,000   CA County Tobacco Securitization Agency
                 (TASC)(2)                                          6.125     06/01/2038         4,496,200
    57,000,000   CA County Tobacco Securitization Agency (TASC)     6.400(5)  06/01/2046         1,918,620
   525,920,000   CA County Tobacco Securitization Agency (TASC)     6.664(5)  06/01/2050        12,090,901
     9,475,000   CA Dept. of Veterans Affairs Home Purchase(2)      4.900     12/01/2022         9,558,001
    14,855,000   CA Dept. of Veterans Affairs Home Purchase(1)      5.200     12/01/2028        14,867,148
    30,000,000   CA Educational Funding Services                    6.250     12/01/2042        18,063,300
    14,750,000   CA GO(2)                                           5.000     04/01/2038        14,799,265
    13,190,000   CA GO(1)                                           5.050     12/01/2036        12,862,596
     7,000,000   CA GO(2)                                           5.250     03/01/2030         7,366,240
    15,475,000   CA GO(2)                                           5.600     03/01/2036        16,578,522
    14,500,000   CA GO(2)                                           6.000     03/01/2033        16,685,730
    10,700,000   CA GO(2)                                           6.000     04/01/2038        11,945,480
    19,000,000   CA Golden State Tobacco Securitization Corp.
                 (TASC)(2)                                          5.000     06/01/2033        15,726,110
    19,815,000   CA Golden State Tobacco Securitization Corp.
                 (TASC)(2)                                          5.125     06/01/2047        14,280,869
   153,715,000   CA Golden State Tobacco Securitization Corp.
                 (TASC)(1)                                          5.750     06/01/2047       122,948,711
    75,000,000   CA Golden State Tobacco Securitization Corp.
                 (TASC)(2)                                          5.750     06/01/2047        59,988,750
   340,000,000   CA Golden State Tobacco Securitization Corp.
                 (TASC)                                             6.000(5)  06/01/2047         8,894,400
 1,296,000,000   CA Golden State Tobacco Securitization Corp.
                 (TASC)                                             6.082(5)  06/01/2047        39,657,600
    15,420,000   CA Health Facilities Financing Authority
                 (SJHS/SJHCN/SJHE/SJHO Obligated Group)(1)          5.750     07/01/2039        16,448,051
    16,000,000   CA Health Facilities Financing Authority
                 (SJHS/SJHCN/SJHE/SJHO Obligated Group)(2)          5.750     07/01/2039        17,066,720
    11,095,000   CA Health Facilities Financing Authority
                 (Sutter Health/California Pacific Medical
                 Center Obligated Group)(2)                         5.000     11/15/2042        10,954,981


                  4 | Oppenheimer Rochester National Municipals

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS October 29, 2010*(Unaudited)

   Principal
    Amount                                                         Coupon      Maturity         Value
--------------                                                     ------     ----------   ---------------
California Continued
$   10,000,000   CA Health Facilities Financing Authority
                 (Sutter Health/California Pacific Medical
                 Center)(2)                                         5.250%    11/15/2046   $    10,075,900
    11,080,000   CA HFA, Series J(2)                                5.050     08/01/2027        10,643,226
     1,735,000   CA Independent Cities Finance Authority Mobile
                 Home Park (Lamplighter Salinas)(2)                 6.250     07/15/2050         1,749,869
    10,000,000   CA Infrastructure and Economic Devel. (Sanford
                 Consortium)(1)                                     5.000     05/15/2040        10,459,300
     8,600,000   CA M-S-R Energy Authority(2)                       7.000     11/01/2034        10,586,170
     2,000,000   CA Municipal Finance Authority (Caritas
                 Acquisitions/Caritas Corp. Obligated Group)(2)     6.400     08/15/2045         1,982,660
     1,750,000   CA Municipal Finance Authority (Eisenhower
                 Medical Center)(2)                                 5.750     07/01/2040         1,778,385
       750,000   CA Municipal Finance Authority (Harbor
                 Regional Center)(2)                                8.500     11/01/2039           809,670
    10,615,000   CA Public Works(2)                                 5.375     03/01/2024        11,255,509
     8,700,000   CA Public Works(2)                                 5.500     03/01/2025         9,244,272
     6,500,000   CA Public Works(2)                                 5.750     03/01/2030         6,902,090
     1,000,000   CA Public Works(2)                                 6.000     03/01/2035         1,068,040
     3,960,000   CA Public Works(2)                                 6.625     11/01/2034         4,435,754
   160,600,000   CA Silicon Valley Tobacco Securitization
                 Authority                                          8.147(5)  06/01/2056         1,814,780
    15,000,000   CA Silicon Valley Tobacco Securitization
                 Authority                                          8.150(5)  06/01/2041           813,150
    82,250,000   CA Silicon Valley Tobacco Securitization
                 Authority                                          8.435(5)  06/01/2056           689,255
     1,000,000   CA Statewide CDA (Aspire Public Schools)(2)        6.000     07/01/2040         1,020,600
     4,500,000   CA Statewide CDA (Daughters of Charity)(2)         5.250     07/01/2030         4,328,820
        10,000   CA Statewide CDA (Escrow Term)(2)                  6.750     09/01/2037            10,042
    14,400,000   CA Statewide CDA (Fairfield Apartments)(3,4)       7.250     01/01/2035         5,759,712
     2,141,800   CA Statewide CDA (Microgy Holdings)(3)             9.000     12/01/2038           171,344
     1,500,000   CA Statewide CDA (Notre Dame de Namur
                 University)(2)                                     6.625     10/01/2033         1,429,890
     5,000,000   CA Statewide CDA (Sutter Health Obligated
                 Group)(2)                                          5.500     08/15/2034         5,055,650
     6,000,000   CA Statewide CDA (Sutter Health Obligated
                 Group)(2)                                          5.625     08/15/2042         6,064,140
       200,000   CA Statewide CDA Special Tax Community
                 Facilities District No. 2007-1 (Orinda)(2)         5.600     09/01/2020           191,354
   555,300,000   CA Statewide Financing Authority Tobacco
                 Settlement                                         7.001(5)  06/01/2055         6,919,038
   260,000,000   CA Statewide Financing Authority Tobacco
                 Settlement                                         7.876(5)  06/01/2055         2,418,000
   301,950,000   CA Statewide Financing Authority Tobacco
                 Settlement                                         8.000(5)  06/01/2046        10,163,637
     4,500,000   CA Statewide Financing Authority Tobacco
                 Settlement (TASC)(2)                               6.000     05/01/2037         3,985,425
     1,405,000   CA Statewide Financing Authority Tobacco
                 Settlement (TASC)(2)                               6.000     05/01/2043         1,171,630
       100,000   CA Statewide Financing Authority Tobacco
                 Settlement (TASC)(2)                               6.000     05/01/2043            83,390


                  5 | Oppenheimer Rochester National Municipals

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS October 29, 2010*(Unaudited)

   Principal
    Amount                                                         Coupon      Maturity         Value
--------------                                                     ------     ----------   ---------------
California Continued
$       55,000   CA Western Hills Water District Special Tax
                 (Diablo Grande Community Facilities)(2)            6.700%    09/01/2020   $        41,067
    18,070,000   Cabrillo, CA Community College District(2)         5.000     08/01/2036        18,701,727
    10,465,000   Cerritos, CA Community College District(1)         5.250     08/01/2033        11,250,128
       165,000   Chino, CA Community Facilities District
                 Special Tax(2)                                     5.000     09/01/2026           139,145
       990,000   Chino, CA Community Facilities District
                 Special Tax No. 2005-1(2)                          5.000     09/01/2023           757,558
     1,500,000   Chino, CA Community Facilities District
                 Special Tax No. 2005-1(2)                          5.000     09/01/2036           969,600
       350,000   Chino, CA Community Facilities District
                 Special Tax No. 2009-19-1(2)                       6.250     09/01/2027           360,591
       275,000   Chino, CA Community Facilities District
                 Special Tax No. 2009-19-1(2)                       6.375     09/01/2028           283,789
     1,300,000   Chino, CA Community Facilities District
                 Special Tax No. 2009-19-1(2)                       6.750     09/01/2040         1,341,587
     1,440,000   Coyote Canyon, CA Public Facilities Community
                 Facilities District No. 2004-1(2)                  6.625     09/01/2039         1,496,894
    33,000,000   Desert, CA Community College District(1)           5.000     08/01/2037        33,998,250
       840,000   Elsinore Valley, CA Municipal Water District
                 Community Facilities District No. 2004-1(2)        6.625     09/01/2040           883,756
       100,000   Fort Bragg, CA Redevel. Agency Tax
                 Allocation(2)                                      5.300     05/01/2024           101,573
    15,000,000   Grossmont, CA Union High School District(2)        5.500     08/01/2045        16,194,300
       200,000   Imperial, CA Redevel. Agency Tax Allocation
                 (Imperial Redevel.)(2)                             5.000     12/01/2036           167,908
    80,000,000   Inland, CA Empire Tobacco Securitization
                 Authority (TASC)                                   6.750(5)  06/01/2047           993,600
    10,000,000   Inland, CA Empire Tobacco Securitization
                 Authority (TASC)                                   7.587(5)  06/01/2036           518,000
   432,795,000   Inland, CA Empire Tobacco Securitization
                 Authority (TASC)                                   7.626(5)  06/01/2057         1,419,568
 1,000,000,000   Inland, CA Empire Tobacco Securitization
                 Authority (TASC)                                   8.001(5)  06/01/2057         3,280,000
       400,000   Jurupa, CA Public Financing Authority(2)           6.000     09/01/2028           406,196
       350,000   Jurupa, CA Public Financing Authority(2)           6.000     09/01/2029           354,113
       310,000   Jurupa, CA Public Financing Authority(2)           6.000     09/01/2030           312,489
       350,000   Jurupa, CA Public Financing Authority(2)           6.000     09/01/2031           350,483
       500,000   Jurupa, CA Public Financing Authority(2)           6.000     09/01/2032           499,950
     1,000,000   Lake Elsinore, CA Unified School District
                 Community Facilities District No. 04-3(2)          5.250     09/01/2029           688,660
     4,500,000   Lake Tahoe, CA Unified School District(2)          0.000(7)  08/01/2045         1,233,270
     1,350,000   Lathrop, CA Special Tax Community Facilities
                 District No. 03-2(2)                               7.000     09/01/2033         1,367,996
     8,755,000   Los Angeles County, CA Unified School
                 District(1)                                        5.000     01/01/2034         9,101,195
    20,020,000   Los Angeles, CA Community College District(2)      5.000     08/01/2033        21,103,482
    31,940,000   Los Angeles, CA Dept. of Airports (Los Angeles
                 International Airport)(1)                          5.375     05/15/2030        33,553,928
     5,000,000   Los Angeles, CA Dept. of Water & Power(1)          5.000     07/01/2034         5,322,050


                  6 | Oppenheimer Rochester National Municipals

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS October 29, 2010*(Unaudited)

   Principal
    Amount                                                         Coupon      Maturity         Value
--------------                                                     ------     ----------   ---------------
California Continued
$    5,000,000   Los Angeles, CA Dept. of Water & Power(1)          5.000%    07/01/2039   $     5,300,600
    16,260,000   Los Angeles, CA Harbor Dept.(1)                    5.250     08/01/2039        17,321,128
        90,000   Los Angeles, CA Multifamily Hsg. (Arminta
                 North & South)                                     7.700     06/20/2028            89,387
     5,200,000   Los Angeles, CA Regional Airports Improvement
                 Corp. (Air Canada)                                 8.750     10/01/2014         5,207,488
        15,000   Los Angeles, CA Regional Airports Improvement
                 Corp. (American Airlines)(2)                       7.000     12/01/2012            15,062
     5,350,000   Los Angeles, CA Regional Airports Improvement
                 Corp. (American Airlines)(2)                       7.125     12/01/2024         5,464,490
    17,810,000   Los Angeles, CA Regional Airports Improvement
                 Corp. (American Airlines)(2)                       7.500     12/01/2024        18,132,895
    74,145,000   Los Angeles, CA Regional Airports Improvement
                 Corp. (American Airlines)(2)                       7.500     12/01/2024        75,489,249
     2,825,000   Los Angeles, CA Regional Airports Improvement
                 Corp. (Continental Airlines)(2)                    5.650     08/01/2017         2,698,016
     1,135,000   Los Angeles, CA Regional Airports Improvement
                 Corp. (Delta Airlines)(2)                          6.350     11/01/2025         1,122,038
    12,695,000   Los Angeles, CA Regional Airports Improvement
                 Corp. (Delta-Continental Airlines)(2)              9.250     08/01/2024        12,758,729
    11,000,000   Los Angeles, CA Unified School District(1)         5.000     07/01/2032        11,516,560
    30,000,000   Los Angeles, CA Unified School District(1)         5.000     07/01/2032        31,408,800
     7,330,000   Los Angeles, CA Unified School District(1)         5.000     01/01/2034         7,620,077
    10,550,000   Los Angeles, CA Unified School District(1)         5.000     01/01/2034        10,967,331
     1,470,000   Moreno Valley, CA Unified School District
                 Community Facilities District Special Tax(2)       5.000     09/01/2037         1,275,005
    11,535,000   Newport Beach, CA (Presbyterian Hoag Memorial
                 Hospital)(1)                                       5.000     12/01/2024        12,008,717
   115,975,000   Northern CA Tobacco Securitization Authority
                 (TASC)                                             6.375(5)  06/01/2045         4,294,554
       835,000   Orange, CA Community Facilities District
                 Special Tax (Del Rio Public Improvements)(2)       5.625     10/01/2029           842,540
     1,000,000   Orange, CA Community Facilities District
                 Special Tax (Del Rio Public Improvements)(2)       5.750     10/01/2031         1,002,950
       500,000   Orange, CA Community Facilities District
                 Special Tax (Del Rio Public Improvements)(2)       6.000     10/01/2032           510,080
     5,925,000   Palm Desert, CA Improvement Bond Act 1915(2)       5.100     09/02/2037         4,254,269
     1,000,000   Perris, CA Community Facilities District
                 Special Tax(2)                                     5.300     09/01/2035           904,630
        10,000   Perris, CA Public Financing Authority, Series
                 A(2)                                               6.125     09/01/2034            10,089
        20,000   Rancho Santa Fe, CA Community Services
                 District Special Tax(2)                            6.700     09/01/2030            20,040
     6,700,000   Riverside, CA (Recovery Zone Facility) COP(2)      5.500     03/01/2040         6,840,566
       400,000   Riverside, CA Special Tax Community Facilities
                 District No. 92-1, Series A(2)                     5.300     09/01/2034           341,076
     1,750,000   Sacramento County, CA COP(2)                       5.750     02/01/2030         1,828,348
     2,200,000   San Diego County, CA COP                           5.700     02/01/2028         1,590,798
    15,000,000   San Diego, CA Public Facilities Financing
                 Authority(1)                                       5.375     08/01/2034        16,330,650


                  7 | Oppenheimer Rochester National Municipals

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS October 29, 2010*(Unaudited)

   Principal
    Amount                                                         Coupon      Maturity         Value
--------------                                                     ------     ----------   ---------------
California Continued
    22,110,000   San Francisco, CA Bay Area Toll Authority(1)       5.000%    04/01/2031   $    23,095,222
    16,260,000   San Francisco, CA Bay Area Toll Authority(1)       5.125     04/01/2047        17,054,383
    12,000,000   Southern CA Metropolitan Water District(1)         5.000     07/01/2035        12,948,960
    45,440,000   Southern CA Tobacco Securitization Authority(2)    5.125     06/01/2046        32,052,922
   195,570,000   Southern CA Tobacco Securitization Authority       6.383(5)  06/01/2046         6,582,886
    41,325,000   Southern CA Tobacco Securitization Authority       6.400(5)  06/01/2046         1,391,000
   143,080,000   Southern CA Tobacco Securitization Authority       7.100(5)  06/01/2046         3,997,655
     5,125,000   Southern CA Tobacco Securitization Authority
                 (TASC)(2)                                          5.000     06/01/2037         4,071,044
     1,600,000   Susanville, CA Public Financing Authority
                 (Utility Enterprises)(2)                           5.875     06/01/2035         1,588,592
     2,000,000   Susanville, CA Public Financing Authority
                 (Utility Enterprises)(2)                           6.000     06/01/2045         2,005,660
     5,425,000   Temecula, CA Public Financing Authority
                 Community Facilities District (Roripaugh)(2)       5.450     09/01/2026         3,205,578
     4,000,000   Temecula, CA Public Financing Authority
                 Community Facilities District (Roripaugh)(2)       5.500     09/01/2036         2,079,640
     6,665,000   Tustin, CA Community Facilities District
                 Special Tax (Legacy/Columbus)(2)                   6.000     09/01/2036         6,795,234
       200,000   Upland, CA Community Facilities District (San
                 Antonio)(2)                                        6.100     09/01/2034           185,120
        60,000   West Patterson, CA Financing Authority Special
                 Tax(2)                                             6.700     09/01/2032            58,319
        35,000   West Patterson, CA Financing Authority Special
                 Tax Community Facilities District No.
                 2001-1-A(2)                                        6.500     09/01/2026            34,353
     7,000,000   West Sacramento, CA Special Tax Community
                 Facilities District No. 27(2)                      7.000     09/01/2040         7,008,190
     5,555,000   Western Placer, CA Unified School District(2)      5.750     08/01/2049         5,714,873
    15,000,000   Westminster, CA Redevel. Agency Tax
                 Allocation(1)                                      5.750     11/01/2045        16,387,350
     7,500,000   Westminster, CA Redevel. Agency Tax
                 Allocation(1)                                      6.250     11/01/2039         8,674,650
        75,000   Woodland, CA Special Tax Community Facilities
                 District No. 1(2)                                  6.000     09/01/2028            70,166
                                                                                           ---------------
                                                                                             1,297,339,518
Colorado--5.2%
     1,750,000   Arkansas River, CO Power Authority(2)              6.125     10/01/2040         1,856,050
     1,000,000   CO Andonea Metropolitan District No. 2(2)          6.125     12/01/2025           854,430
     2,380,000   CO Andonea Metropolitan District No. 3(2)          6.250     12/01/2035         1,860,137
     5,000,000   CO Arista Metropolitan District(2)                 6.750     12/01/2035         3,753,300
    14,000,000   CO Arista Metropolitan District                    9.250     12/01/2037        13,220,480
     3,120,000   CO Beacon Point Metropolitan District(2)           6.125     12/01/2025         2,988,118
     3,500,000   CO Beacon Point Metropolitan District(2)           6.250     12/01/2035         3,273,515
       500,000   CO Castle Oaks Metropolitan District(2)            6.125     12/01/2035           395,115
     5,675,000   CO Central Marksheffel Metropolitan District(2)    7.250     12/01/2029         5,695,487
     1,000,000   CO Confluence Metropolitan District(2)             5.400     12/01/2027           767,660
     1,000,000   CO Copperleaf Metropolitan District No. 2(2)       5.850     12/01/2026           770,560
     1,850,000   CO Copperleaf Metropolitan District No. 2(2)       5.950     12/01/2036         1,308,339


                  8 | Oppenheimer Rochester National Municipals

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS October 29, 2010*(Unaudited)

   Principal
    Amount                                                         Coupon      Maturity         Value
--------------                                                     ------     ----------   ---------------
Colorado Continued
$    1,025,000   CO Country Club Highlands Metropolitan
                 District(2)                                        7.250%    12/01/2037   $       859,493
     1,700,000   CO Crystal Crossing Metropolitan District(2)       6.000     12/01/2036         1,210,859
     1,255,000   CO Educational and Cultural Facilities
                 Authority (Carbon Valley Academy Charter
                 School)(2)                                         5.625     12/01/2036         1,066,524
     2,475,000   CO Educational and Cultural Facilities
                 Authority (Inn at Auraria)                         5.375     07/01/2015         1,591,029
    24,295,000   CO Educational and Cultural Facilities
                 Authority (Inn at Auraria)                         6.000     07/01/2042        13,918,606
     1,335,000   CO Elbert and Highway 86 Metropolitan
                 District(2)                                        5.750     12/01/2036           992,946
     5,000,000   CO Elbert and Highway 86 Metropolitan
                 District(2)                                        7.500     12/01/2032         4,016,650
     2,448,000   CO Elkhorn Ranch Metropolitan District(2)          6.375     12/01/2035         1,999,771
       700,000   CO Fallbrook Metropolitan District(2)              5.625     12/01/2026           562,289
     1,800,000   CO Fossil Ridge Metropolitan District No. 1(2)     7.250     12/01/2040         1,802,376
    26,250,000   CO Health Facilities Authority (Catholic
                 Health Initiatives)(1)                             5.000     07/01/2039        26,710,425
     1,225,000   CO Health Facilities Authority Health &
                 Residential Care Facilities (Volunteers of
                 America)(2)                                        5.300     07/01/2037         1,000,066
     2,960,000   CO Heritage Todd Creek Metropolitan District(2)    5.500     12/01/2037         2,090,766
     5,315,000   CO High Plains Metropolitan District(2)            6.125     12/01/2025         4,458,435
    10,875,000   CO High Plains Metropolitan District(2)            6.250     12/01/2035         8,499,574
       706,000   CO Horse Creek Metropolitan District(2)            5.750     12/01/2036           519,736
        55,000   CO Hsg. & Finance Authority(2)                     6.400     11/01/2024            55,401
       225,000   CO Hsg. & Finance Authority(2)                     8.400     10/01/2021           240,093
         5,000   CO Hsg. & Finance Authority (Single Family)(2)     6.800     04/01/2030             5,128
     1,700,000   CO Huntington Trails Metropolitan District         0.000(7)  12/01/2037         1,590,061
       500,000   CO Huntington Trails Metropolitan District(2)      6.250     12/01/2036           497,415
     2,500,000   CO International Center Metropolitan District
                 No. 3(2)                                           6.500     12/01/2035         1,913,525
     1,145,000   CO Liberty Ranch Metropolitan District(2)          6.250     12/01/2036           892,001
     1,875,000   CO Madre Metropolitan District No. 2(2)            5.500     12/01/2036         1,166,119
     2,800,000   CO Mountain Shadows Metropolitan District(2)       5.625     12/01/2037         1,999,340
     1,700,000   CO Multifamily Hsg. Revenue Bond Pass-Through
                 Certificates (MS Loveland/American
                 International Obligated Group)(2)                  6.000(6)  11/01/2033         1,657,483
     3,000,000   CO Murphy Creek Metropolitan District No. 3        6.000     12/01/2026         1,563,870
    10,060,000   CO Murphy Creek Metropolitan District No. 3        6.125     12/01/2035         5,236,029
     2,275,000   CO Neu Towne Metropolitan District(3)              7.250     12/01/2034           683,410
     1,290,000   CO North Range Metropolitan District No. 2(2)      5.500     12/15/2018         1,240,877
     1,000,000   CO North Range Metropolitan District No. 2(2)      5.500     12/15/2037           850,780
     4,500,000   CO Northwest Metropolitan District No. 3(2)        6.125     12/01/2025         3,844,935
     7,855,000   CO Northwest Metropolitan District No. 3(2)        6.250     12/01/2035         6,312,042
    12,585,000   CO Park Valley Water and Sanitation
                 Metropolitan District                              6.000(5)  12/15/2017         4,549,478
       320,000   CO Potomac Farms Metropolitan District(2)          0.000(7)  12/01/2023           304,474
     1,590,000   CO Potomac Farms Metropolitan District(2)          7.250     12/01/2037         1,204,679
       835,000   CO Prairie Center Metropolitan District No.
                 3(2)                                               5.250     12/15/2021           741,622
     1,250,000   CO Prairie Center Metropolitan District No.
                 3(2)                                               5.400     12/15/2031         1,010,975


                  9 | Oppenheimer Rochester National Municipals

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS October 29, 2010*(Unaudited)

   Principal
    Amount                                                         Coupon      Maturity         Value
--------------                                                     ------     ----------   ---------------
Colorado Continued
$      990,000   CO Prairie Center Metropolitan District No.
                 3(2)                                               5.400%    12/15/2031   $       800,692
     2,275,000   CO Regency Metropolitan District(2)                5.750     12/01/2036         1,699,880
    18,750,000   CO Regional Transportation District (Denver
                 Transportation Partners)(2)                        6.000     01/15/2034        19,895,438
    17,500,000   CO Regional Transportation District (Denver
                 Transportation Partners)(2)                        6.000     01/15/2041        18,514,300
     1,750,000   CO Serenity Ridge Metropolitan District No. 2      7.500     12/01/2034           840,700
     1,320,000   CO Silver Peaks Metropolitan District(2)           5.750     12/01/2036           958,597
    10,230,000   CO Sorrell Ranch Metropolitan District(2)          5.750     12/01/2036         8,251,007
     1,735,000   CO Sorrell Ranch Metropolitan District             6.750     12/15/2036         1,476,554
     1,330,000   CO Stoneridge Metropolitan District(2)             5.625     12/01/2036           975,834
     2,063,000   CO Tallgrass Metropolitan District(2)              5.250     12/01/2037         1,697,932
     8,000,000   CO Talon Pointe Metropolitan District(2)           8.000     12/01/2039         7,703,200
       655,000   CO Todd Creek Farms Metropolitan District No. 1    6.125     12/01/2019           326,314
       695,000   CO Traditions Metropolitan District No. 2(2)       5.750     12/01/2036           537,096
     4,390,000   CO Traditions Metropolitan District No. 2 CAB      0.000(7)  12/15/2037         3,326,040
     3,780,000   CO Waterview I Metropolitan District(2)            8.000     12/15/2032         3,563,671
       500,000   CO Wheatlands Metropolitan District(2)             6.000     12/01/2025           421,725
     2,500,000   CO Wheatlands Metropolitan District(2)             6.125     12/01/2035         1,953,575
     4,000,000   CO Wheatlands Metropolitan District No. 2          8.250     12/15/2035         3,860,160
     3,875,000   CO Woodmen Heights Metropolitan District No. 1     6.750     12/01/2020         1,949,706
    21,195,000   CO Woodmen Heights Metropolitan District No. 1     7.000     12/01/2030        10,614,456
       500,000   CO Wyndham Hill Metropolitan District(2)           6.250     12/01/2025           422,910
       892,000   CO Wyndham Hill Metropolitan District(2)           6.375     12/01/2035           708,810
    18,510,000   Colorado Springs, CO Urban Renewal (University
                 Village Colorado)(2)                               7.000     12/01/2029        17,050,301
    75,375,000   Denver, CO City & County Airport Special
                 Facilities (United Air Lines)(2)                   5.250     10/01/2032        68,672,655
    35,200,000   Denver, CO City & County Airport Special
                 Facilities (United Air Lines)(2)                   5.750     10/01/2032        34,182,720
       375,000   Eagle County, CO Airport Terminal Corp.(2)         5.250     05/01/2020           360,431
       750,000   Tabernash Meadows, CO Water & Sanitation
                 District(2)                                        7.125     12/01/2034           786,120
                                                                                           ---------------
                                                                                               357,153,297
Connecticut--0.1%
       145,000   CT Devel. Authority (Bridgeport Hydraulic
                 Company)(2)                                        6.150     04/01/2035           145,341
       125,000   CT Devel. Authority (Bridgeport Hydraulic
                 Company)(2)                                        6.150     04/01/2035           125,294
        55,000   CT H&EFA (Bridgeport Hospital/Bridgeport
                 Hospital Foundation Obligated Group)(2)            6.500     07/01/2012            55,173
        20,000   CT H&EFA (St. Mary's Hospital Corp.)(2)            5.500     07/01/2012            19,923
       470,000   Georgetown, CT Special Taxing District             5.125     10/01/2036           247,051
     3,750,000   Mashantucket, CT Western Pequot Tribe, Series B    5.500     09/01/2036         1,764,600
     1,750,000   Mashantucket, CT Western Pequot Tribe, Series B    5.750     09/01/2027           824,128
     6,000,000   Mashantucket, CT Western Pequot Tribe, Series
                 B(8)                                               6.500     09/01/2031         2,763,420


                 10 | Oppenheimer Rochester National Municipals

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS October 29, 2010*(Unaudited)

   Principal
    Amount                                                         Coupon      Maturity         Value
--------------                                                     ------     ----------   ---------------
Connecticut Continued
$    1,665,000   West Haven, CT Hsg. Authority (Meadow Landing
                 Apartments)(2)                                     6.000%    01/01/2028   $     1,667,264
                                                                                           ---------------
                                                                                                 7,612,194
Delaware--0.1%
     1,461,000   Bridgeville, DE Special Obligation (Heritage
                 Shores)(2)                                         5.450     07/01/2035         1,051,438
        55,000   DE Hsg. Authority (Single Family Mtg.)             6.000     07/01/2032            55,052
     6,939,000   Millsboro, DE Special Obligation (Plantation
                 Lakes)(2)                                          5.450     07/01/2036         5,146,864
                                                                                           ---------------
                                                                                                 6,253,354
District of Columbia--3.1%
     5,000,000   District of Columbia (National Public Radio)(2)    5.000     04/01/2035         5,197,900
    28,525,000   District of Columbia (National Public Radio)(1)    5.000     04/01/2043        29,055,758
    25,625,000   District of Columbia (National Public Radio)(2)    5.000     04/01/2043        26,101,881
       115,000   District of Columbia HFA (Benning Road
                 Apartments)(2)                                     6.300     01/01/2012           113,237
    10,380,000   District of Columbia HFA (Shipley Park
                 Apartments)(1)                                     4.800     06/01/2038        10,600,575
       100,000   District of Columbia Tobacco Settlement
                 Financing Corp.(2)                                 6.250     05/15/2024           100,404
    32,680,000   District of Columbia Tobacco Settlement
                 Financing Corp.(2)                                 6.750     05/15/2040        32,715,948
   515,000,000   District of Columbia Tobacco Settlement
                 Financing Corp. (TASC)                             6.367(5)  06/15/2046        16,140,100
 1,375,680,000   District of Columbia Tobacco Settlement
                 Financing Corp. (TASC)                             6.897(5)  06/15/2055        12,532,445
 1,055,000,000   District of Columbia Tobacco Settlement
                 Financing Corp. (TASC)                             7.250(5)  06/15/2055         8,651,000
    29,315,000   Metropolitan Washington D.C. Airport
                 Authority(1)                                       5.000     10/01/2032        29,877,944
    16,615,000   Metropolitan Washington D.C. Airport Authority
                 (Dulles Toll Road)                                 1.060(5)  10/01/2041        12,863,998
    31,990,000   Metropolitan Washington D.C. Airport Authority
                 (Dulles Toll Road-Metrorail)(2)                    0.000(7)  10/01/2044        20,660,422
    12,100,000   Metropolitan Washington D.C. Airport
                 Authority, Series B(1)                             5.000     10/01/2034        12,252,039
                                                                                           ---------------
                                                                                               216,863,651
Florida--15.7%
     1,040,000   Aberdeen, FL Community Devel. District             5.250     11/01/2015           564,200
       300,000   Aberdeen, FL Community Devel. District(2)          5.500     11/01/2011           164,820
    22,500,000   Aberdeen, FL Community Devel. District             5.500     05/01/2036        11,737,800
     8,000,000   Alachua County, FL Industrial Devel. Revenue
                 (North Florida Retirement Village)(2)              5.875     11/15/2042         7,043,840
     5,350,000   Amelia Concourse, FL Community Devel.
                 District(3,4)                                      5.750     05/01/2038         2,103,567
    11,520,000   Arborwood, FL Community Devel. District
                 (Centex Homes)(2)                                  5.250     05/01/2016        10,024,243
    13,835,000   Arlington Ridge, FL Community Devel. District      5.500     05/01/2036         5,528,466
     2,200,000   Avelar Creek, FL Community Devel. District(2)      5.375     05/01/2036         1,671,956
     1,045,000   Avignon Villages, FL Community Devel.
                 District(3,4)                                      5.300     05/01/2014           260,623


                 11 | Oppenheimer Rochester National Municipals

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS October 29, 2010*(Unaudited)

   Principal
    Amount                                                         Coupon      Maturity         Value
--------------                                                     ------     ----------   ---------------
Florida Continued
$      755,000   Avignon Villages, FL Community Devel.
                 District(3,4)                                      5.400%    05/01/2037   $       188,297
     1,000,000   Bahia Lakes, FL Community Devel. District(2)       5.450     05/01/2037           759,940
     2,545,000   Bainebridge, FL Community Devel. District(2)       5.500     05/01/2038         1,792,622
    14,970,000   Baker, FL Correctional Devel. Corp. (Detention
                 Center)                                            7.500     02/01/2030        10,198,163
     2,250,000   Bay Laurel Center, FL Community Devel.
                 District Special Assessment(2)                     5.450     05/01/2037         1,900,958
       225,000   Bayshore, FL Hsg. Corp.(3)                         8.000     12/01/2016            75,249
     4,375,000   Baywinds, FL Community Devel. District(2)          4.900     05/01/2012         3,014,025
    10,415,000   Baywinds, FL Community Devel. District(2)          5.250     05/01/2037         5,455,585
    10,640,000   Bella Verde, FL Golf Community Devel.
                 District(3,4)                                      7.250     05/15/2009         3,085,600
    10,000,000   Bonnet Creek, FL Resort Community Devel.
                 District Special Assessment(2)                     7.375     05/01/2034         8,993,500
     9,625,000   Bonnet Creek, FL Resort Community Devel.
                 District Special Assessment(2)                     7.500     05/01/2034         8,779,251
     3,895,000   Boynton Village, FL Community Devel. District
                 Special Assessment(2)                              6.000     05/01/2038         3,062,210
        75,000   Broward County, FL Educational Facilities
                 Authority (Pompano Oaks Apartments)(2)             6.000     12/01/2027            75,098
        25,000   Broward County, FL HFA (Cross Keys
                 Apartments)(2)                                     5.750     10/01/2028            25,000
    12,475,000   Broward County, FL HFA (Pembroke Village
                 Apartments)(2)                                     7.000     06/01/2046        12,251,448
       375,000   Broward County, FL HFA (Single Family)(2)          5.000     10/01/2039           375,986
        15,000   Broward County, FL HFA (Stirling Apartments)(2)    5.600     10/01/2018            15,008
       125,000   Broward County, FL HFA (Stirling Apartments)       5.750     04/01/2038           125,011
    16,500,000   Broward County, FL Water and Sewer(1)              5.250     10/01/2034        17,696,910
     5,855,000   Buckeye Park, FL Community Devel. District(3)      7.875     05/01/2038         2,652,198
       785,000   Cascades, FL Groveland Community Devel.
                 District(2)                                        5.300     05/01/2036           564,439
    25,500,000   CFM, FL Community Devel. District, Series A(3)     6.250     05/01/2035        11,040,225
     2,500,000   Chapel Creek, FL Community Devel. District
                 Special Assessment(3,4)                            5.200     05/01/2011           823,500
     3,665,000   Chapel Creek, FL Community Devel. District
                 Special Assessment(3,4)                            5.250     05/01/2015         1,207,251
    12,480,000   Chapel Creek, FL Community Devel. District
                 Special Assessment(3,4)                            5.500     05/01/2038         4,110,912
     4,100,000   City Center, FL Community Devel. District(3)       6.000     05/01/2038         1,816,505
     7,430,000   City Center, FL Community Devel. District(3)       6.125     05/01/2036         3,288,147
    26,530,000   Clearwater Cay, FL Community Devel. District(3)    5.500     05/01/2037        10,694,774
        55,000   Collier County, FL IDA (Allete)(2)                 6.500     10/01/2025            55,032
    16,095,000   Concord Stations, FL Community Devel. District     5.300     05/01/2035         9,056,496
     3,775,000   Connerton West, FL Community Devel. District(3)    5.125     05/01/2016         1,435,255
     4,310,000   Connerton West, FL Community Devel. District(3)    5.400     05/01/2038         1,670,987
     4,910,000   Copperstone, FL Community Devel. District(2)       5.200     05/01/2038         3,670,962
     7,400,000   Cordoba Ranch, FL Community Devel. District
                 Special Assessment(3,4)                            5.550     05/01/2037         2,828,206
     3,230,000   Creekside, FL Community Devel. District(3,4)       5.200     05/01/2038         1,354,985


                 12 | Oppenheimer Rochester National Municipals

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS October 29, 2010*(Unaudited)

   Principal
    Amount                                                         Coupon      Maturity         Value
--------------                                                     ------     ----------   ---------------
Florida Continued
$    2,625,000   Crosscreek, FL Community Devel. District           5.500%    05/01/2017   $       984,375
     1,255,000   Crosscreek, FL Community Devel. District           5.600     05/01/2039           470,625
     9,300,000   Cypress Creek of Hillsborough County, FL
                 Community Devel. District                          5.350     05/01/2037         4,632,981
        45,000   Dade County, FL HFA (Golden Lakes
                 Apartments)(2)                                     6.050     11/01/2039            45,016
        30,000   Dade County, FL HFA (Green Vista Apartments)(2)    6.125     07/01/2029            30,026
        90,000   Dade County, FL HFA (Siesta Pointe
                 Apartments)(2)                                     5.650     09/01/2017            90,138
         7,472   Dade County, FL HFA (Single Family Mtg.)(2)        6.100     04/01/2027             7,529
     1,600,000   Dade County, FL IDA (Miami Cerebral Palsy
                 Residence)(2)                                      8.000     06/01/2022         1,577,328
       115,000   Dade County, FL Res Rec(2)                         5.500     10/01/2013           115,343
     7,745,000   Deer Run, FL Community Devel. District Special
                 Assessment(2)                                      7.625     05/01/2039         6,376,149
     2,730,000   Durbin Crossing, FL Community Devel. District
                 Special Assessment                                 5.250     11/01/2015         2,040,347
     3,310,000   East Homestead, FL Community Devel. District(2)    5.375     05/01/2036         2,524,669
     2,205,000   East Park, FL Community Devel. District
                 Special Assessment(3)                              7.500     05/01/2039         1,984,831
     1,075,000   Easton Park, FL Community Devel. District(2)       5.200     05/01/2037           854,002
     1,000,000   Enclave at Black Point Marina, FL Community
                 Devel. District                                    5.200     05/01/2014           813,000
     1,225,000   Enclave at Black Point Marina, FL Community
                 Devel. District                                    5.400     05/01/2037           883,911
    20,960,000   Fiddler's Creek, FL Community Devel. District
                 No. 2(3)                                           6.000     05/01/2038         6,707,200
       175,000   FL Capital Projects Finance Authority
                 (Peerless Group)(2)                                7.500     08/01/2019           150,631
    26,200,000   FL Capital Trust Agency (AHF Florida LLC)          8.125     10/01/2038         2,420,094
     3,085,000   FL Capital Trust Agency (American
                 Opportunity)(2)                                    5.750     06/01/2023         1,252,695
     2,000,000   FL Capital Trust Agency (American
                 Opportunity)(2)                                    5.875     06/01/2038           807,180
       950,000   FL Capital Trust Agency (American Opportunity)     7.250     06/01/2038           286,539
       690,000   FL Capital Trust Agency (American Opportunity)     8.250     12/01/2038           173,252
     7,000,000   FL Capital Trust Agency (Atlantic Hsg.
                 Foundation)(3)                                     7.000     07/15/2032         3,523,450
    13,000,000   FL Capital Trust Agency (Atlantic Hsg.
                 Foundation)(3)                                     8.260     07/15/2038         6,516,250
     1,750,000   FL Capital Trust Agency (Miami Community
                 Charter School)(2)                                 7.000     10/15/2040         1,743,403
     2,405,000   FL Gateway Services Community Devel. District
                 (Sun City Center)(2)                               6.500     05/01/2033         2,349,493
        30,000   FL HFA (Hsg. Partners of Panama City)(2)           5.700     05/01/2037            28,736
       100,000   FL HFA (Mar Lago Village Apartments)(2)            5.900     12/01/2027            99,996
       115,000   FL HFA (Reserve at Kanapaha)(2)                    5.700     07/01/2037           109,402
        20,000   FL HFA (Spinnaker Cove Apartments)(2)              6.500     07/01/2036            20,005
     1,345,000   FL HFA (St. Cloud Village Associates)              8.000     02/15/2030         1,134,750
        95,000   FL HFA (Stoddert Arms Apartments)(2)               6.250     09/01/2026            95,020
        50,000   FL HFA (Willow Lake Apartments)(2)                 5.250     01/01/2021            49,147
       100,000   FL HFA (Willow Lake Apartments)(2)                 5.350     07/01/2027            96,257
       100,000   FL HFC (Ashton Point Apartments)(2)                5.750     07/01/2036           100,145
       105,000   FL HFC (Brittany of Rosemont)                      6.250     07/01/2035           105,007


                 13 | Oppenheimer Rochester National Municipals

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS October 29, 2010*(Unaudited)

   Principal
    Amount                                                         Coupon      Maturity         Value
--------------                                                     ------     ----------   ---------------
Florida Continued
$       20,000   FL HFC (East Lake Apartments)(2)                   5.050%    10/01/2026   $        19,038
        45,000   FL HFC (Grande Pointe Apartments)(2)               6.000     07/01/2038            45,080
     5,485,000   FL HFC (Homeowner Mtg.)(1)                         5.150     07/01/2038         5,667,578
       100,000   FL HFC (Homeowner Mtg.)                            5.573(5)  01/01/2029            36,334
        10,000   FL HFC (Homeowner Mtg.)(2)                         6.250     07/01/2022            10,611
       145,000   FL HFC (Logan Heights Apartments)(2)               6.000     10/01/2039           144,007
        25,000   FL HFC (Mystic Pointe II)(2)                       6.100     12/01/2035            25,525
        25,000   FL HFC (Raceway Pointe Apartments)(2)              5.950     09/01/2032            25,091
        10,000   FL HFC (River Trace Senior Apartments)(2)          5.800     01/01/2041            10,015
        10,000   FL HFC (Sanctuary Winterlakes)(2)                  5.850     09/01/2026            10,106
        20,000   FL HFC (Sheridan Place of Bredenton)(2)            5.500     10/01/2036            20,269
       190,000   FL HFC (Spring Harbor Apartments)(2)               5.900     08/01/2039           190,008
        10,000   FL HFC (Sundance Pointe Associates)(2)             5.850     02/01/2037            10,024
        10,000   FL HFC (Villas De Mallorca)(2)                     5.750     07/01/2027            10,210
     5,020,000   FL HFC (Westchase Apartments)                      6.610     07/01/2038         3,663,144
     8,485,000   FL Island at Doral III Community Devel.
                 District Special Assessment(2)                     5.900     05/01/2035         7,497,601
     3,400,000   FL Lake Ashton II Community Devel. District(2)     5.375     05/01/2036         2,693,276
     1,555,000   FL New Port Tampa Bay Community Devel.
                 District(3,4)                                      5.300     11/01/2012           478,163
    24,390,000   FL New Port Tampa Bay Community Devel.
                 District(3)                                        5.875     05/01/2038         7,499,925
     1,500,000   FL Parker Road Community Devel. District           5.350     05/01/2015           855,450
     1,460,000   FL Parker Road Community Devel. District           5.600     05/01/2038           834,171
     1,495,000   Flora Ridge, FL Educational Facilities Benefit
                 District(2)                                        5.300     05/01/2037         1,204,208
     5,813,132   Forest Creek, FL Community Devel. District         5.450     05/01/2036         3,791,732
     1,525,000   Forest Creek, FL Community Devel. District(3)      5.450     05/01/2036         1,401,277
       115,000   Forest Creek, FL Community Devel. District         7.000     11/01/2013           111,736
     8,265,000   Glades, FL Correctional Devel. Corp. (Glades
                 County Detention)(2)                               7.375     03/01/2030         7,611,652
    10,000,000   Grand Bay at Doral, FL Community Devel.
                 District                                           6.000     05/01/2017         3,802,000
     8,735,000   Grand Bay at Doral, FL Community Devel.
                 District                                           6.000     05/01/2039         3,321,047
    12,200,000   Greater Lakes/Sawgrass Bay, FL Community
                 Devel. District(3)                                 5.500     05/01/2038         5,854,292
     2,825,000   Greyhawk Landing, FL Community Devel. District
                 Special Assessment(2)                              7.000     05/01/2033         2,851,329
        50,000   Gulf Breeze, FL GO(2)                              5.900     12/01/2015            50,118
     5,765,000   Hammocks, FL Community Devel. District Special
                 Assessment(2)                                      5.500     05/01/2037         4,782,932
     8,700,000   Harrison Ranch, FL Community Devel. District(2)    5.300     05/01/2038         6,533,091
     2,125,000   Hawks Point, FL Community Devel. District(2)       5.300     05/01/2039         1,530,106
    11,180,000   Heritage Bay, FL Community Devel. District(2)      5.500     05/01/2036         9,758,910
    17,560,000   Heritage Harbour North, FL Community Devel.
                 District(2)                                        6.375     05/01/2038        15,346,562
     1,910,000   Heritage Plantation, FL Community Devel.
                 District(3)                                        5.100     11/01/2013           764,382
     3,480,000   Heritage Plantation, FL Community Devel.
                 District                                           5.400     05/01/2037         1,392,696


                 14 | Oppenheimer Rochester National Municipals

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS October 29, 2010*(Unaudited)

   Principal
    Amount                                                         Coupon      Maturity         Value
--------------                                                     ------     ----------   ---------------
Florida Continued
$      930,000   Highland Meadows, FL Community Devel. District
                 Special Assessment, Series A(3,4)                  5.500%    05/01/2036   $       375,543
    13,500,000   Highlands County, FL Health Facilities
                 Authority (ABH/AGH/AHSGA Obligated Group)(2)       5.125     11/15/2032        13,819,950
    10,000,000   Highlands County, FL Health Facilities
                 Authority (ABH/AGH/AHSGA Obligated Group)(1)       5.250     11/15/2036        10,233,400
    11,765,000   Highlands, FL Community Devel. District(3,4)       5.550     05/01/2036         6,596,636
    18,700,000   Hillsborough County, FL IDA (H. Lee Moffitt
                 Cancer Center)(2)                                  5.000     07/01/2031        18,508,512
     2,000,000   Hillsborough County, FL IDA (National Gypsum
                 Company)(2)                                        7.125     04/01/2030         1,959,740
     8,755,000   Hillsborough County, FL IDA (Senior Care
                 Group)(2)                                          6.700     07/01/2021         8,589,531
     6,035,000   Hillsborough County, FL IDA (Senior Care
                 Group)(2)                                          6.750     07/01/2029         5,996,255
    11,120,000   Indigo, FL Community Devel. District               5.750     05/01/2036         6,465,613
     2,800,000   Keys Cove, FL Community Devel. District(2)         5.500     05/01/2036         2,376,836
     1,140,000   Keys Cove, FL Community Devel. District(2)         5.875     05/01/2035         1,130,059
       920,000   Lake Frances, FL Community Devel. District
                 Special Assessment(3)                              5.300     05/01/2037           464,508
    18,000,000   Lakeland, FL Energy System(1)                      5.250     10/01/2036        19,193,400
     2,000,000   Lakeside Landings, FL Devel. District(3,4)         5.250     05/01/2013           820,000
       750,000   Lakeside Landings, FL Devel. District(3,4)         5.500     05/01/2038           307,500
     9,105,000   Lakewood Ranch, FL Stewardship District(2)         5.500     05/01/2036         6,545,402
    17,820,000   Lakewood Ranch, FL Stewardship District
                 (Country Club East Investors)(2)                   5.400     05/01/2037        12,782,642
    14,500,000   Landmark at Doral, FL Community Devel.
                 District Special Assessment(3,4)                   5.200     05/01/2015         5,330,200
     8,000,000   Landmark at Doral, FL Community Devel.
                 District Special Assessment(3,4)                   5.500     05/01/2038         2,940,800
        45,813   Largo, FL Sun Coast Health System (Sun Coast
                 Hospital)(3)                                       6.200     03/01/2013                --
         5,000   Lee County, FL IDA (Cypress Cove Healthpark)(2)    6.250     10/01/2017             4,590
     1,100,000   Legends Bay, FL Community Devel. District          5.500     05/01/2014           836,693
     4,160,000   Legends Bay, FL Community Devel. District          5.875     05/01/2038         2,932,467
       100,000   Leon County, FL Educational Facilities
                 Authority (Southgate Residence Hall)(2)            6.750     09/01/2028            84,382
     1,350,000   Liberty County, FL Revenue (Twin Oaks)(2)          8.250     07/01/2028         1,322,771
     7,930,000   Madeira, FL Community Devel. District              5.250     11/01/2014         5,476,934
     7,935,000   Madeira, FL Community Devel. District              5.450     05/01/2039         5,214,565
     1,480,000   Madison County, FL Mtg. (Twin Oaks)(2)             6.000     07/01/2025         1,356,612
     5,000,000   Magnolia Creek, FL Community Devel. District(3)    5.600     05/01/2014         2,501,000
     5,360,000   Magnolia Creek, FL Community Devel. District(3)    5.900     05/01/2039         2,681,072
     2,810,000   Magnolia West, FL Community Devel. District
                 Special Assessment(2)                              5.350     05/01/2037         1,763,416
     2,900,000   Main Street, FL Community Devel. District(2)       6.800     05/01/2038         2,376,115
    14,255,000   Martin County, FL IDA (Indiantown Cogeneration)    7.875     12/15/2025        14,540,100
     1,070,000   Martin County, FL IDA (Indiantown Cogeneration)    8.050     12/15/2025         1,091,400


                 15 | Oppenheimer Rochester National Municipals

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS October 29, 2010*(Unaudited)

   Principal
    Amount                                                         Coupon      Maturity         Value
--------------                                                     ------     ----------   ---------------
Florida Continued
$    4,700,000   Meadow Woods, FL Community Devel. District
                 Special Assessment(2)                              6.050%    05/01/2035   $     3,261,471
     3,920,000   Mediterranea, FL Community Devel. District
                 Special Assessment                                 5.600     05/01/2037         2,336,869
     1,075,000   Miami Beach, FL Health Facilities Authority
                 (Mt. Sinai Medical Center)(2)                      6.700     11/15/2019         1,102,004
       540,000   Miami Beach, FL Health Facilities Authority
                 (Mt. Sinai Medical Center)(2)                      6.800     11/15/2031           547,760
    15,000,000   Miami-Dade County, FL Aviation (Miami
                 International Airport)(1)                          5.000     10/01/2040        14,918,700
    10,000,000   Miami-Dade County, FL School Board COP(1)          5.000     02/01/2027        10,653,200
    10,000,000   Miami-Dade County, FL School Board COP(1)          5.250     02/01/2027        10,870,900
    50,000,000   Miami-Dade County, FL School Board COP(1)          5.375     02/01/2034        52,950,000
    18,820,000   Miromar Lakes, FL Community Devel. District(2)     6.875     05/01/2035        15,909,111
     9,550,000   Miromar Lakes, FL Community Devel. District(2)     7.375     05/01/2032         8,759,738
    14,330,000   Montecito, FL Community Devel. District(3)         5.100     05/01/2013         6,727,935
     5,525,000   Montecito, FL Community Devel. District            5.500     05/01/2037         2,395,695
       665,000   Moody River, FL Estates Community Devel.
                 District(2)                                        5.350     05/01/2036           420,187
    16,285,000   Myrtle Creek, FL Improvement District Special
                 Assessment(2)                                      5.200     05/01/2037        11,392,172
    11,090,000   Nassau County, FL (Nassau Care Centers)(2)         6.900     01/01/2038        10,247,936
     5,305,000   Naturewalk, FL Community Devel. District           5.300     05/01/2016         3,342,787
     6,320,000   Naturewalk, FL Community Devel. District           5.500     05/01/2038         3,288,612
     2,295,000   North Springs, FL Improvement District (Heron
                 Bay North Assessment)(2)                           5.200     05/01/2027         1,705,024
    14,380,000   North Springs, FL Improvement District
                 (Parkland Golf-Country Club)(2)                    5.450     05/01/2026        12,462,858
     3,930,000   Oak Creek, FL Community Devel. District
                 Special Assessment(2)                              5.800     05/01/2035         3,328,592
     2,750,000   Oakmont Grove, FL Community Devel. District
                 Special Assessment(3,4)                            5.250     05/01/2012           961,125
     4,595,000   Oakmont Grove, FL Community Devel. District
                 Special Assessment(3,4)                            5.400     05/01/2038         1,605,953
     3,245,000   Old Palm, FL Community Devel. District (Palm
                 Beach Gardens)(2)                                  5.375     05/01/2014         3,137,071
     1,535,000   Orange County, FL Health Facilities Authority
                 (GF Orlando/CFGH Obligated Group)(2)               8.875     07/01/2021         1,580,497
     3,200,000   Orange County, FL Health Facilities Authority
                 (GF Orlando/CFGH Obligated Group)(2)               9.000     07/01/2031         3,295,264
    10,000,000   Orange County, FL Health Facilities Authority
                 (Nemours Foundation)(1)                            5.000     01/01/2039        10,369,285
       750,000   Orange County, FL Health Facilities Authority
                 (Orlando Lutheran Tower)(2)                        5.500     07/01/2032           660,225
     6,020,000   Orange County, FL HFA (Dunwoodie Apartments)       6.500     07/01/2035         3,624,582
        15,000   Orange County, FL HFA (Homeowner)(2)               5.550     09/01/2033            15,590
       100,000   Orange County, FL HFA (Loma Vista)(2)              5.450     09/01/2024           100,078
     3,000,000   Orange County, FL HFA (Loma Vista)(2)              5.500     03/01/2032         2,929,830


                 16 | Oppenheimer Rochester National Municipals

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS October 29, 2010*(Unaudited)

   Principal
    Amount                                                         Coupon      Maturity         Value
--------------                                                     ------     ----------   ---------------
Florida Continued
$        5,000   Orange County, FL HFA (Park Avenue Villas)         5.250%    09/01/2031   $         5,013
    15,000,000   Orlando, FL Utilities Commission(1)                5.000     10/01/2033        16,002,300
    18,500,000   Orlando, FL Utilities Commission(1)                5.250     10/01/2039        20,035,870
     3,750,000   Palm Bay, FL Educational Facilities (Patriot
                 Charter School)(3,4)                               7.000     07/01/2036         1,874,213
    13,000,000   Palm Beach County, FL Health Facilities
                 Authority (Bethesda Healthcare System)(2)          5.250     07/01/2040        13,452,660
        55,000   Palm Beach County, FL HFA (Golden Lake Hsg.
                 Assoc.)                                            6.100     08/01/2029            55,064
    13,790,000   Palm Coast Park, FL Community Devel. District
                 Special Assessment(2)                              5.700     05/01/2037         8,654,328
     2,700,000   Palm Glades, FL Community Devel. District(2)       5.300     05/01/2036         2,195,910
     6,500,000   Palm Glades, FL Community Devel. District
                 Special Assessment(2)                              7.125     05/01/2039         5,620,290
     1,850,000   Palm River, FL Community Devel. District(3,4)      5.150     05/01/2013           735,930
     1,565,000   Palm River, FL Community Devel. District(3,4)      5.375     05/01/2036           622,557
     1,570,000   Panther Trails, FL Community Devel. District(2)    5.600     05/01/2036         1,558,618
     1,500,000   Parkway Center, FL Community Devel. District,
                 Series A(2)                                        6.300     05/01/2034         1,222,230
     6,365,000   Pine Ridge Plantation, FL Community Devel.
                 District(3)                                        5.400     05/01/2037         4,121,719
     5,625,000   Pinellas County, FL Health Facility Authority
                 (St. Mark Village)(2)                              5.650     05/01/2037         4,709,419
        35,000   Pinellas County, FL HFA (Single Family Hsg.)(2)    5.200     03/01/2037            35,092
     1,805,000   Poinciana West, FL Community Devel. District
                 Special Assessment(2)                              6.000     05/01/2037         1,648,254
     2,100,000   Port St. Lucie, FL Special Assessment (Peacock
                 & Lowry)(2)                                        5.350     07/01/2027         1,806,357
    10,700,000   Portico, FL Community Devel. District              5.450     05/01/2037         5,184,578
     3,005,000   Portofino Cove, FL Community Devel. District
                 Special Assessment(3)                              5.500     05/01/2038         1,202,000
     5,905,000   Portofino Isles, FL Community Devel. District
                 (Portofino Court)(3)                               5.600     05/01/2036         1,743,156
     1,000,000   Portofino Landings, FL Community Devel.
                 District Special Assessment(3,4)                   5.200     05/01/2017           400,000
     1,955,000   Portofino Landings, FL Community Devel.
                 District Special Assessment(3)                     5.400     05/01/2038           782,000
     1,855,000   Portofino Springs, FL Community Devel.
                 District Special Assessment(3)                     5.500     05/01/2038           798,207
     2,470,000   Portofino Vista, FL Community Devel.
                 District(3)                                        5.000     05/01/2013         1,061,112
     2,085,000   Quarry, FL Community Devel. District(2)            5.250     05/01/2036         1,395,803
     8,810,000   Quarry, FL Community Devel. District(2)            5.500     05/01/2036         6,127,531
       475,000   Renaissance Commons, FL Community Devel.
                 District, Series A(2)                              5.600     05/01/2036           401,864
     6,645,000   Renaissance, FL Community Devel. District(2)       7.000     05/01/2033         6,637,491
     7,200,000   Reunion East, FL Community Devel. District         5.800     05/01/2036         3,943,944
    10,000,000   Reunion East, FL Community Devel. District,
                 Series A                                           7.375     05/01/2033         7,525,400
    27,835,000   Reunion West, FL Community Devel. District         6.250     05/01/2036        15,245,508


                 17 | Oppenheimer Rochester National Municipals

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS October 29, 2010*(Unaudited)

   Principal
    Amount                                                         Coupon      Maturity         Value
--------------                                                     ------     ----------   ---------------
Florida Continued
$    6,415,000   Ridgewood Trails, FL Community Devel. District     5.650%    05/01/2038   $     3,388,467
     9,195,000   River Bend, FL Community Devel. District(3)        5.450     05/01/2035         3,990,998
     5,945,000   River Bend, FL Community Devel. District(3)        7.125     11/01/2015         2,556,350
     7,890,000   River Glen, FL Community Devel. District
                 Special Assessment(3,4)                            5.450     05/01/2038         3,179,433
     3,495,000   Riverwood Estates, FL Community Devel.
                 District Special Assessment(3,4)                   5.350     05/01/2037           603,587
     2,350,000   Rolling Hills, FL Community Devel. District(2)     5.125     11/01/2013         1,715,500
     1,270,000   Rolling Hills, FL Community Devel. District(2)     5.450     05/01/2037           778,929
       200,000   Santa Rosa Bay, FL Bridge Authority                6.250     07/01/2028            97,090
     2,000,000   Sarasota County, FL Educational Facilities
                 (School of Arts & Sciences)(2)                     6.500     07/01/2040         2,060,520
    27,450,000   Sarasota, FL National Community Devel.
                 District Special Assessment(3)                     5.300     05/01/2039         4,941,000
     4,475,000   Seminole County, FL IDA (Progressive Health)(2)    7.500     03/01/2035         4,310,096
     6,850,000   Shingle Creek, FL Community Devel.
                 District(3,4)                                      6.100     05/01/2025         2,688,625
    25,060,000   Shingle Creek, FL Community Devel.
                 District(3,4)                                      6.125     05/01/2037         9,836,050
       870,000   Six Mile Creek, FL Community Devel. District(9)    5.500     05/01/2017           282,663
     8,625,000   Six Mile Creek, FL Community Devel. District(9)    5.875     05/01/2038         2,802,263
     6,900,000   South Bay, FL Community Devel. District(3,4)       5.125     11/01/2009         2,190,750
    14,510,000   South Bay, FL Community Devel. District(3,4)       5.375     05/01/2013         3,157,376
    16,775,000   South Bay, FL Community Devel. District(3,4)       5.950     05/01/2036         5,326,063
    11,205,000   South Fork East, FL Community Devel.
                 District(2)                                        5.350     05/01/2036         8,283,072
     3,615,000   South Fork East, FL Community Devel.
                 District(3,4)                                      6.500     05/01/2038         1,518,300
     5,290,000   South Fork East, FL Community Devel.
                 District(3)                                        7.000     11/01/2015         2,221,800
     4,000,000   St. John's Forest, FL Community Devel.
                 District, Series A(2)                              6.125     05/01/2034         3,565,560
     3,100,000   St. John's County, FL IDA (Glenmoor Health
                 Care)(2)                                           5.375     01/01/2040         2,444,257
     3,500,000   St. John's County, FL IDA (Presbyterian
                 Retirement)(2)                                     5.875     08/01/2040         3,603,040
     3,500,000   St. John's County, FL IDA (Presbyterian
                 Retirement)(2)                                     6.000     08/01/2045         3,598,490
       565,000   St. John's County, FL IDA (St. John's County
                 Welfare Federation)(2)                             5.200     10/01/2027           464,543
     1,000,000   St. John's County, FL IDA (St. John's County
                 Welfare Federation)(2)                             5.250     10/01/2041           758,510
     1,910,000   Stonebrier, FL Community Devel. District(2)        5.500     05/01/2037         1,429,368
     4,610,000   Stoneybrook, FL South Community Devel. District    5.800     05/01/2039         2,053,663
     2,500,000   Summerville, FL Community Devel. District          5.500     05/01/2036         1,135,075
     5,120,000   Sumter County, FL IDA (North Sumter Utility
                 Company)(2)                                        6.800     10/01/2032         5,121,178
     5,800,000   Sweetwater Creek, FL Community Devel.
                 District(9)                                        5.500     05/01/2038         2,611,160
    14,000,000   Tampa Bay, FL Regional Water Supply
                 Authority(1)                                       5.000     10/01/2034        14,834,820
    16,765,000   Tern Bay, FL Community Devel. District(3,4)        5.000     05/01/2015         4,149,338
    19,075,000   Tern Bay, FL Community Devel. District(3,4)        5.375     05/01/2037         4,721,063
    33,650,000   Tolomato, FL Community Devel. District Special
                 Assessment                                         6.650     05/01/2040        24,873,744


                 18 | Oppenheimer Rochester National Municipals

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS October 29, 2010*(Unaudited)

   Principal
    Amount                                                         Coupon      Maturity         Value
--------------                                                     ------     ----------   ---------------
Florida Continued
$    2,835,000   Town Center, FL at Palm Coast Community Devel.
                 District(2)                                        6.000%    05/01/2036   $     2,000,688
     4,950,000   Treeline, FL Preservation Community Devel.
                 District(2)                                        6.800     05/01/2039         2,416,739
       725,000   Turnbull Creek, FL Community Devel. District
                 Special Assessment(2)                              5.250     05/01/2037           484,380
     1,370,000   Two Creeks, FL Community Devel. District(2)        5.250     05/01/2037           924,873
    10,415,000   Verandah East, FL Community Devel. District(2)     5.400     05/01/2037         4,973,163
     7,685,000   Verano Center, FL Community Devel. District(2)     5.375     05/01/2037         4,419,413
     2,500,000   Villa Portofino East, FL Community Devel.
                 District(2)                                        5.200     05/01/2037         1,981,000
     1,265,000   Villa Vizcaya, FL Community Devel. District
                 Special Assessment                                 5.550     05/01/2039           662,822
     1,955,000   Villages of Westport, FL Community Devel.
                 District                                           5.400     05/01/2020         1,338,940
     8,340,000   Villages of Westport, FL Community Devel.
                 District                                           5.700     05/01/2035         4,918,598
     2,730,000   Villagewalk of Bonita Springs, FL Community
                 Devel. District(2)                                 5.150     05/01/2038         1,815,177
     4,395,000   Waterford Estates, FL Community Devel.
                 District Special Assessment(3,4)                   5.125     05/01/2013         1,308,392
     3,350,000   Waterford Estates, FL Community Devel.
                 District Special Assessment(3,4)                   5.500     05/01/2037           997,295
     3,735,000   Watergrass, FL Community Devel. District
                 Special Assessment(2)                              5.125     11/01/2014         2,262,962
     2,270,000   Watergrass, FL Community Devel. District
                 Special Assessment(2)                              5.375     05/01/2039         1,171,842
     3,190,000   Waterlefe, FL Community Devel. District Golf
                 Course(3,4)                                        8.125     10/01/2025            27,115
     6,425,000   Waters Edge, FL Community Devel. District(3)       5.350     05/01/2039         3,084,643
     3,025,000   Waters Edge, FL Community Devel. District(3)       5.400     05/01/2039         1,452,303
    14,800,000   Waterstone, FL Community Devel. District(3,4)      5.500     05/01/2018         5,922,960
     6,270,000   Wentworth Estates, FL Community Devel.
                 District(3)                                        5.125     11/01/2012         2,319,900
    27,815,000   Wentworth Estates, FL Community Devel.
                 District(3)                                        5.625     05/01/2037        10,291,550
     2,800,000   West Villages, FL Improvement District             5.350     05/01/2015         2,132,228
    15,275,000   West Villages, FL Improvement District(3)          5.500     05/01/2037         7,090,808
    20,900,000   West Villages, FL Improvement District             5.500     05/01/2038        10,165,969
    18,550,000   West Villages, FL Improvement District             5.800     05/01/2036         9,022,349
    14,925,000   Westridge, FL Community Devel. District(3,4)       5.800     05/01/2037         5,671,500
    11,210,000   Westside, FL Community Devel. District             5.650     05/01/2037         4,748,668
    17,340,000   Westside, FL Community Devel. District             7.200     05/01/2038         7,328,404
     2,085,000   World Commerce, FL Community Devel. District
                 Special Assessment(3,4)                            5.500     05/01/2038           692,387
     1,000,000   World Commerce, FL Community Devel. District
                 Special Assessment(3,4)                            6.500     05/01/2036           331,860
     7,420,000   Wyld Palms, FL Community Devel. District(3)        5.400     05/01/2015         2,295,748
     4,340,000   Wyld Palms, FL Community Devel. District(3)        5.500     05/01/2038         1,342,796
     3,830,000   Zephyr Ridge, FL Community Devel. District(3,4)    5.250     05/01/2013         1,522,425
     2,665,000   Zephyr Ridge, FL Community Devel. District(3,4)    5.625     05/01/2037         1,059,338
                                                                                           ---------------
                                                                                             1,082,087,957


                 19 | Oppenheimer Rochester National Municipals

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS October 29, 2010*(Unaudited)

   Principal
    Amount                                                         Coupon      Maturity         Value
--------------                                                     ------     ----------   ---------------
Georgia--1.4%
$       60,000   Acworth, GA Hsg. Authority (Wingate Falls
                 Apartments)(2)                                     6.200%    03/01/2027   $        60,076
        25,000   Acworth, GA Hsg. Authority (Wingate Falls
                 Apartments)(2)                                     6.200     03/01/2029            25,028
        40,000   Americus-Sumter County, GA Hospital Authority
                 (South Georgia Methodist Home for the Aging)(2)    6.250     05/15/2016            40,002
     3,245,000   Atlanta, GA Devel. Authority Student Hsg.
                 (Clark Atlanta University)(2)                      6.250     07/01/2014         3,094,529
     3,000,000   Atlanta, GA Devel. Authority Student Hsg.
                 (Clark Atlanta University)(2)                      6.250     07/01/2036         2,162,460
     4,500,000   Atlanta, GA Tax Allocation (Beltline)(2)           7.500     01/01/2031         4,720,230
       775,000   Atlanta, GA Tax Allocation (Beltline)(2)           7.500     01/01/2031           804,551
       140,000   Atlanta, GA Urban Residential Finance
                 Authority (Spring Branch Apartments)(3,4)          4.250     04/01/2026            46,218
       270,000   Charlton County, GA Solid Waste Management
                 Authority (Chesser Island Road Landfill)(2)        7.375     04/01/2018           256,052
        30,000   Cherokee County, GA Hospital Authority (RT
                 Jones Memorial Hospital)(2)                        7.300     12/01/2013            32,550
        50,000   Crisp County, GA Devel. Authority
                 (International Paper Company)(2)                   6.200     02/01/2020            50,638
       480,000   East Point, GA (Camp Creek), Series B(2)           8.000     02/01/2026           488,904
       125,000   Fulton County, GA Airport (Delta Airlines)(3,4)    5.300     05/01/2013                 1
       250,000   Fulton County, GA Airport (Delta Airlines)(3,4)    5.450     05/01/2023                 3
        25,000   Fulton County, GA Airport (Delta Airlines)(3,4)    5.500     05/01/2033                --
        80,000   Fulton County, GA Airport (Delta Airlines)(3,4)    6.950     11/01/2012                 1
    31,945,000   Fulton County, GA Devel. Authority (Piedmont
                 Healthcare)(1)                                     5.000     06/15/2029        33,447,363
    13,730,000   Fulton County, GA Devel. Authority (Piedmont
                 Healthcare/Piedmont Hospital/Piedmont Hospital
                 Foundation Obligated Group)(1)                     5.250     06/15/2037        14,339,063
     6,000,000   Fulton County, GA Residential Care Facilities
                 (Lenbrook Square Foundation)(2)                    5.000     07/01/2027         4,406,520
     2,770,000   Fulton County, GA Residential Care Facilities
                 (Lenbrook Square Foundation)(2)                    5.000     07/01/2029         1,965,814
     1,000,000   Fulton County, GA Residential Care Facilities
                 (Lenbrook Square Foundation)(2)                    5.125     07/01/2042           662,300
        10,000   GA Hsg. and Finance Authority (Single Family
                 Mtg.)(2)                                           5.400     12/01/2031            10,348
     3,600,000   Gainesville, GA Redevel. Authority (Riverside
                 Military Academy)(2)                               5.125     03/01/2037         2,666,016
    24,150,000   Irwin County, GA COP                               8.000     08/01/2037        21,962,976
     2,000,000   Marietta, GA Devel. Authority (University
                 Facilities)(2)                                     7.000     06/15/2039         2,032,780
       100,000   McDuffie County, GA County Devel. Authority
                 (Temple-Inland)(2)                                 6.950     12/01/2023            99,804
       430,000   Savannah, GA EDA (Skidway Health & Living
                 Services)(2)                                       6.850     01/01/2019           441,773
     1,055,000   Savannah, GA EDA (Skidway Health & Living
                 Services)(2)                                       7.400     01/01/2024         1,079,771


                 20 | Oppenheimer Rochester National Municipals

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS October 29, 2010*(Unaudited)

   Principal
    Amount                                                         Coupon      Maturity         Value
--------------                                                     ------     ----------   ---------------
Georgia Continued
$    2,985,000   Savannah, GA EDA (Skidway Health & Living
                 Services)(2)                                       7.400%    01/01/2034   $     3,025,327
                                                                                           ---------------
                                                                                                97,921,098
Hawaii--0.1%
     1,750,000   HI Dept. of Budget & Finance Special Purpose
                 (15 Craigside)                                     9.000     11/15/2044         2,024,785
       400,000   HI Dept. of Transportation (Continental
                 Airlines)(2)                                       5.625     11/15/2027           362,328
     6,950,000   HI Dept. of Transportation (Continental
                 Airlines)                                          7.000     06/01/2020         6,952,989
                                                                                           ---------------
                                                                                                 9,340,102
Idaho--0.0%
         5,000   ID Hsg. & Finance Assoc. (Single Family
                 Mtg.)(2)                                           5.350     01/01/2025             5,140
        25,000   ID Hsg. Agency (Single Family Mtg.)(2)             6.200     07/01/2025            25,239
        25,000   Power County, ID Industrial Devel. Corp. (FMC
                 Corp.)(2)                                          6.450     08/01/2032            25,142
                                                                                           ---------------
                                                                                                    55,521
Illinois--6.8%
     1,700,000   Annawan, IL Tax Increment (Patriot Renewable
                 Fuels)(2)                                          5.625     01/01/2018         1,430,193
    22,771,899   Aurora, IL Single Family Mtg.(1)                   5.500     12/01/2039        25,166,709
    26,513,274   Aurora, IL Single Family Mtg.(1)                   6.300     12/01/2045        29,179,355
     1,750,000   Belleville, IL Tax Increment (Frank Scott
                 Parkway Redevel.)                                  5.700     05/01/2036         1,479,380
     4,117,500   Bolingbrook, IL Will and Du Page Counties
                 Wastewater Facilities (Crossroads Treatment)(2)    6.600     01/01/2035         3,424,895
    30,685,000   Caseyville, IL Tax (Forest Lakes)                  7.000     12/30/2022        18,959,955
        65,000   Chicago, IL Midway Airport, Series B(2)            5.625     01/01/2029            65,038
        35,000   Chicago, IL Multifamily Hsg. (Cottage View
                 Terrace)(2)                                        6.125     02/20/2042            35,820
    16,845,000   Chicago, IL O'Hare International Airport
                 (Delta Airlines)(2)                                6.450     05/01/2018        16,842,810
    10,032,000   Cortland, IL Special Tax (Sheaffer System)         5.500     03/01/2017         6,295,883
       915,000   Country Club Hills, IL GO(2)                       5.000     12/01/2026           881,172
       965,000   Country Club Hills, IL GO(2)                       5.000     12/01/2027           917,580
     1,010,000   Country Club Hills, IL GO(2)                       5.000     12/01/2028           950,885
     1,060,000   Country Club Hills, IL GO(2)                       5.000     12/01/2029           986,531
     1,120,000   Country Club Hills, IL GO(2)                       5.000     12/01/2030         1,031,274
     1,175,000   Country Club Hills, IL GO(2)                       5.000     12/01/2031         1,066,042
     2,425,000   Country Club Hills, IL GO(2)                       5.000     12/01/2032         2,175,274
     1,500,000   Deerfield, IL Educational Facilities
                 (Chicagoland Jewish High School)(3)                6.000     05/01/2041           749,655
     1,000,000   Du Page County, IL Special Service Area No. 31
                 Special Tax (Monarch Landing)(2)                   5.625     03/01/2036           820,570
     3,750,000   Gilberts, IL Special Service Area No. 19
                 Special Tax (Conservancy)(3)                       5.375     03/01/2016         1,950,375
     1,375,000   Godfrey, IL (United Methodist Village)(2)          5.875     11/15/2029           781,756
     6,165,000   Harvey, IL GO(2)                                   5.500     12/01/2027         6,137,627
     2,500,000   Harvey, IL GO(2)                                   5.625     12/01/2032         2,502,025


                 21 | Oppenheimer Rochester National Municipals

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS October 29, 2010*(Unaudited)

   Principal
    Amount                                                         Coupon      Maturity         Value
--------------                                                     ------     ----------   ---------------
Illinois Continued
$       16,046   IL Devel. Finance Authority (Community
                 Rehabilitation Providers)(2)                       8.250%    08/01/2012   $        12,648
       285,000   IL Devel. Finance Authority Solid Waste
                 (WSREC)(2)                                         8.250     04/01/2023           285,975
    11,455,000   IL Educational Facilities Authority (Plum
                 Creek Rolling Meadows)(2)                          6.500     12/01/2037        10,416,146
    41,175,000   IL Finance Authority (Advocate Health Care)(1)     5.375     04/01/2044        43,175,622
    11,000,000   IL Finance Authority (Advocate Health Care)(1)     5.375     04/01/2044        11,534,462
       685,000   IL Finance Authority (Advocate Health Care)(2)     5.375     04/01/2044           718,284
    20,000,000   IL Finance Authority (Advocate Health Care)(1)     5.500     04/01/2044        21,144,172
     3,195,000   IL Finance Authority (Bethel Terrace
                 Apartments)(2)                                     5.375     09/01/2035         2,833,390
       145,000   IL Finance Authority (Bridgeway/Bridgeway
                 Foundation/Occupation Devel. Center Obligated
                 Group)(2)                                          4.625     07/01/2027           114,431
     1,200,000   IL Finance Authority (Central Baptist
                 Village)(2)                                        5.375     11/15/2039           974,004
     5,000,000   IL Finance Authority (Central Dupage Health
                 System/Central Dupage Hospital Assoc.)(1)          5.375     11/01/2039         5,279,300
    12,500,000   IL Finance Authority (Central Dupage Health)(1)    5.500     11/01/2039        13,312,375
     4,000,000   IL Finance Authority (Clare Oaks)(2)               6.000     11/15/2039         2,804,440
     1,000,000   IL Finance Authority (DeKalb Supportive
                 Living)(2)                                         6.100     12/01/2041           841,540
     6,000,000   IL Finance Authority (EMHC/EMHH/EMH Obligated
                 Group)(2)                                          5.625     01/01/2037         5,851,080
     2,250,000   IL Finance Authority (Franciscan
                 Communities)(2)                                    5.500     05/15/2027         1,980,338
     2,750,000   IL Finance Authority (Franciscan
                 Communities)(2)                                    5.500     05/15/2037         2,175,580
     2,000,000   IL Finance Authority (Friendship Village
                 Schaumburg)(2)                                     5.375     02/15/2025         1,778,700
     2,000,000   IL Finance Authority (Friendship Village
                 Schaumburg)(2)                                     5.625     02/15/2037         1,660,260
    30,000,000   IL Finance Authority (Illinois River Energy)(2)    8.500     07/01/2019        18,442,500
       850,000   IL Finance Authority (Luther Oaks)(2)              6.000     08/15/2026           759,730
     1,500,000   IL Finance Authority (Luther Oaks)(2)              6.000     08/15/2039         1,282,425
     3,265,000   IL Finance Authority (Lutheran Social Services
                 of Illinois/Vesper Management Corp. Obligated
                 Group)(2)                                          5.000     08/15/2024         2,660,355
     3,640,000   IL Finance Authority (Lutheran Social Services
                 of Illinois/Vesper Management Corp. Obligated
                 Group)(2)                                          5.125     08/15/2028         2,834,250
     2,290,188   IL Finance Authority (Monarch Landing)(10)         7.000     12/01/2027           317,420
    11,221,922   IL Finance Authority (Monarch Landing)(10)         7.000     12/01/2037         1,555,358
    27,482,259   IL Finance Authority (Monarch Landing)(10)         7.000     12/01/2042         3,809,041
     1,250,000   IL Finance Authority (Montgomery Place)(2)         5.500     05/15/2026         1,136,763
     2,050,000   IL Finance Authority (Montgomery Place)(2)         5.750     05/15/2038         1,758,757
     8,000,000   IL Finance Authority (OSF Healthcare System)(2)    5.750     11/15/2033         8,251,760
    21,000,000   IL Finance Authority (Provena Health)(2)           7.750     08/15/2034        24,609,270
     1,040,000   IL Finance Authority (RUMC/RCMC/CMH/RCF/TYW
                 Obligated Group)(2)                                7.250     11/01/2030         1,204,715
     2,000,000   IL Finance Authority (Sedgebrook)(10)              6.000     11/15/2027           560,000


                 22 | Oppenheimer Rochester National Municipals

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS October 29, 2010*(Unaudited)

   Principal
    Amount                                                         Coupon      Maturity         Value
--------------                                                     ------     ----------   ---------------
Illinois Continued
$    9,000,000   IL Finance Authority (Sedgebrook)(10)              6.000%    11/15/2037   $     2,520,000
     8,500,000   IL Finance Authority (Sedgebrook)(10)              6.000     11/15/2042         2,380,000
     6,625,000   IL Finance Authority Student Hsg. (Educational
                 Advancement Fund)(2)                               5.250     05/01/2034         6,307,331
     8,700,000   IL Health Facilities Authority(3)                  6.900     11/15/2033         3,346,020
        90,000   IL Health Facilities Authority (Delnor
                 Community Resource Living)(2)                      6.000     11/15/2017            87,633
     5,780,000   IL Health Facilities Authority (Sherman Health
                 System)(2)                                         5.250     08/01/2022         5,779,653
    40,000,000   IL Metropolitan Pier & Exposition Authority
                 (McCormick Place Exposition)(1)                    5.500     06/15/2050        42,262,400
     7,140,000   Lake County, IL Special Service Area No. 8         7.125     03/01/2037         3,575,355
       500,000   Lombard, IL Public Facilities Corp.
                 (Conference Center & Hotel)(2)                     5.500     01/01/2036           334,255
    13,635,000   Lombard, IL Public Facilities Corp.
                 (Conference Center & Hotel)(2)                     7.125     01/01/2036         9,982,865
     2,950,000   Manhattan, IL Special Service Area Special Tax
                 (Groebe Farm-Stonegate)                            5.750     03/01/2022         1,622,500
     4,000,000   Manhattan, IL Special Service Area Special Tax
                 (Groebe Farm-Stonegate)                            6.125     03/01/2040         2,027,520
     1,778,000   Manhattan, IL Special Service Area Special Tax
                 (Lakeside Towns Liberty)                           5.750     03/01/2022         1,142,258
       255,000   Peoria, IL Hsg. (Peoria Oak Woods
                 Apartments)(2)                                     7.750     10/15/2033           254,957
     3,500,000   Plano, IL Special Service Area No. 5(2)            6.000     03/01/2036         3,053,610
     3,750,000   Quad Cities, IL Regional EDA (Heritage Woods
                 Moline)(2)                                         6.000     12/01/2041         3,110,438
     6,125,000   Quad Cities, IL Regional EDA (Pheasant Ridge
                 Apartments)(2)                                     6.375     08/01/2040         4,053,648
           162   Robbins, IL Res Rec (Robbins Res Rec
                 Partners)(2)                                       7.250     10/15/2024               154
     2,500,000   Southwestern IL Devel. Authority
                 (Comprehensive Mental Health Center)(2)            6.625     06/01/2037         2,385,325
     1,500,000   Southwestern IL Devel. Authority (Eden
                 Retirement Center)(2)                              5.850     12/01/2036         1,215,315
    16,165,000   Southwestern IL Devel. Authority (Local
                 Government Programming)(2)                         7.000     10/01/2022        15,920,585
     6,565,000   Southwestern IL Devel. Authority (Village of
                 Sauget)(2)                                         5.625     11/01/2026         4,804,858
    15,230,000   Southwestern IL Devel. Authority Solid Waste
                 Disposal (Center Ethanol Company)(2)               8.250     12/01/2019         8,583,933
     8,450,000   Upper, IL River Valley Devel. Authority
                 (Living Springs McHenry)(2)                        6.100     12/01/2041         7,246,298
     3,025,000   Vernon Hills, IL Tax Increment (Town Center)(2)    6.250     12/30/2026         2,715,452
     3,165,000   Volo Village, IL Special Service Area
                 (Lancaster Falls)(2)                               5.750     03/01/2036         2,646,225
     5,524,000   Volo Village, IL Special Service Area
                 (Remington Pointe)(2)                              6.450     03/01/2034         5,069,927
     5,115,000   Yorkville, IL United City Special Services
                 Area Special Tax (Bristol Bay)(2)                  5.875     03/01/2036         4,737,769
                                                                                           ---------------
                                                                                               467,072,179


                 23 | Oppenheimer Rochester National Municipals

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS October 29, 2010*(Unaudited)

   Principal
    Amount                                                         Coupon      Maturity         Value
--------------                                                     ------     ----------   ---------------
Indiana--2.3%
$    8,080,000   Anderson, IN Multifamily Hsg. (Cross Lakes
                 Apartments)(2,9)                                   6.500%    07/01/2033   $     5,438,163
    18,940,000   Bluffton, IN Solid Waste Disposal Facility
                 (Bluffton Subordinate Industrial Bio-Energy)(2)    7.500     09/01/2019        12,832,229
    14,700,000   Carmel, IN Redevel. District COP(2)                7.750     01/15/2030        15,383,256
    11,830,000   Carmel, IN Redevel. District COP(2)                8.000     01/15/2035        12,400,916
     1,475,000   East Chicago, IN Solid Waste Disposal (USG
                 Corp.)(2)                                          5.500     09/01/2028         1,332,825
     5,805,000   East Chicago, IN Solid Waste Disposal (USG
                 Corp.)(2)                                          6.375     08/01/2029         5,807,438
        25,000   Fort Wayne, IN Pollution Control (General
                 Motors Corp.)(3,4)                                 6.200     10/15/2025             7,313
       600,000   Hammond, IN Local Public Improvement
                 District(2)                                        6.500     08/15/2030           608,784
     1,000,000   Hammond, IN Local Public Improvement
                 District(2)                                        6.750     08/15/2035         1,016,190
        10,000   IN Bond Bank (Southwestern Bartholomew Water
                 Corp.)(2)                                          6.625     06/01/2012            10,022
    24,000,000   IN Finance Authority (Trinity Healthcare
                 Credit Group)(1)                                   5.250     12/01/2038        25,403,040
       925,000   IN Finance Authority Educational Facilities
                 (Irvington Community)(2)                           9.000     07/01/2039         1,118,751
    14,745,000   IN Health & Educational Facilities Financing
                 Authority (AH/SVH Obligated Group)(2)              5.000     11/15/2036        15,115,394
     9,585,000   IN Health & Educational Facilities Financing
                 Authority (AH/SVH Obligated Group)(2)              5.000     11/15/2036         9,790,215
     1,835,000   IN Health Facility Financing Authority
                 (Methodist Hospitals)(2)                           5.500     09/15/2031         1,671,612
       550,000   IN Pollution Control (General Motors
                 Corp.)(3,4)                                        5.625     04/01/2011           160,875
     9,365,000   Indianapolis, IN Multifamily Hsg. (Covered
                 Bridge)(2,9)                                       6.500     04/01/2030         7,023,469
        75,000   Jasper County, IN Economic Devel.
                 (Georgia-Pacific Corp.)(2)                         5.600     04/01/2029            73,812
       215,000   Jasper County, IN Economic Devel.
                 (Georgia-Pacific Corp.)(2)                         5.625     12/01/2027           204,241
        30,000   North Manchester, IN (Estelle Peabody Memorial
                 Home)(3)                                           6.500     07/01/2015            18,762
    17,505,000   North Manchester, IN (Estelle Peabody Memorial
                 Home)(3)                                           7.250     07/01/2033        10,957,255
        60,000   Petersburg, IN Pollution Control (Indianapolis
                 Power & Light Company)(2)                          6.375     11/01/2029            61,553
     6,820,000   Shelbyville, IN Redevel. District Tax
                 Increment (Central Shelbyville Economic)(2)        6.500     07/01/2022         6,309,728
       230,000   St. Joseph County, IN Economic Devel. (Holy
                 Cross Village Notre Dame)(2)                       5.550     05/15/2019           226,085
     5,955,000   Vincennes, IN Economic Devel. (Southwest
                 Indiana Regional Youth Village)(2)                 6.250     01/01/2024         5,124,635
    24,345,000   Wabash County, IN Economic Devel. (North
                 Manchester Ethanol)                                9.250     07/01/2020        19,106,686
     4,500,000   Wabash County, IN Economic Devel. (North
                 Manchester Ethanol)                               14.000     07/01/2020         3,611,250
                                                                                           ---------------
                                                                                               160,814,499


                 24 | Oppenheimer Rochester National Municipals

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS October 29, 2010*(Unaudited)

   Principal
    Amount                                                         Coupon      Maturity         Value
--------------                                                     ------     ----------   ---------------
Iowa--2.1%
$      500,000   Cedar Rapids, IA (Cottage Grove Place)             5.875%    07/01/2028   $       387,790
     2,545,000   Cedar Rapids, IA (Cottage Grove Place)             6.000     07/01/2014         2,462,644
     5,475,000   Dickinson County, IA Hsg. (Spirit Lake)            5.875     12/01/2036         4,507,622
       350,000   IA Finance Authority (Amity Fellowserve)(2)        5.900     10/01/2016           337,862
       790,000   IA Finance Authority (Amity Fellowserve)(2)        6.000     10/01/2028           679,724
       940,000   IA Finance Authority (Amity Fellowserve)(2)        6.375     10/01/2026           855,315
     2,190,000   IA Finance Authority (Amity Fellowserve)(2)        6.500     10/01/2036         1,989,593
     1,160,000   IA Finance Authority (Boys & Girls Home and
                 Family Services)                                   5.900     12/01/2028           741,507
       900,000   IA Finance Authority Retirement Community
                 (Friendship Haven)(2)                              6.125     11/15/2032           823,617
     1,000,000   IA Finance Authority Senior Hsg. (Bethany
                 Manor)(2)                                          5.550     11/01/2041           872,760
     1,300,000   IA Finance Authority Senior Hsg. (Wedum Walnut
                 Ridge)(2)                                          5.375     06/01/2025           966,485
     1,225,000   IA Higher Education Loan Authority (Upper
                 IowaUniversity)(2)                                 5.750     09/01/2030         1,262,951
     1,400,000   IA Higher Education Loan Authority (Upper
                 IowaUniversity)(2)                                 6.000     09/01/2039         1,459,332
    36,910,000   IA Tobacco Settlement Authority(2)                 5.375     06/01/2038        30,553,360
    45,000,000   IA Tobacco Settlement Authority(2)                 5.500     06/01/2042        35,189,100
   190,800,000   IA Tobacco Settlement Authority                    6.250(5)  06/01/2046         6,166,656
   360,990,000   IA Tobacco Settlement Authority                    7.125(5)  06/01/2046         9,685,362
    60,000,000   IA Tobacco Settlement Authority (TASC)(2)          5.625     06/01/2046        46,931,400
                                                                                           ---------------
                                                                                               145,873,080
Kansas--0.1%
        45,000   Goddard, KS Industrial Revenue (IFR Systems)(2)    6.250     05/01/2012            45,923
        55,000   KS Devel. Finance Authority (VS/VSCF/JGCCF
                 Obligated Group)(2)                                5.500     11/15/2015            54,831
     1,245,000   Lenexa, KS Multifamily Hsg. (Meadows
                 Apartments)(2)                                     7.950     10/15/2035         1,007,267
     4,500,000   Olathe, KS Tax Increment (Gateway)                 5.000     03/01/2026         2,217,825
     2,500,000   Olathe, KS Transportation Devel. District
                 (Gateway)                                          5.000     12/01/2028         1,200,650
     2,475,000   Wyandotte County/Kansas City, KS Unified
                 Government Industrial Devel. (Crestwood
                 Apartments)(3,4)                                   6.950     06/01/2037           222,676
     1,400,000   Wyandotte County/Kansas City, KS Unified
                 Government Pollution Control (General Motors)      6.000     06/01/2025         1,361,514
                                                                                           ---------------
                                                                                                 6,110,686
Kentucky--0.3%
        15,000   Elizabethtown, KY Industrial Building
                 (Elizabethtown Medical Rehabilitation)(2)         10.250     12/01/2016            15,026
       150,000   Kenton County, KY Airport (Delta Airlines)(3,4)    8.000     12/01/2015                 2
    27,170,000   Kenton County, KY Airport (Delta Airlines)(3,4)    8.000     12/01/2015               272
    45,560,000   Kenton County, KY Airport (Delta Airlines)(3,4)    8.000     12/01/2015               456
    28,805,000   Kenton County, KY Airport (Delta Airlines)(3,4)    8.000     12/01/2015               288
    31,750,000   Kenton County, KY Airport (Delta Airlines)(3,4)    8.000     12/01/2015               318


                 25 | Oppenheimer Rochester National Municipals

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS October 29, 2010*(Unaudited)

   Principal
    Amount                                                         Coupon      Maturity         Value
--------------                                                     ------     ----------   ---------------
Kentucky Continued
$    2,455,000   Kuttawa, KY (1st Mtg.-GF/Kentucky)(2)              6.750%    03/01/2029   $     2,377,078
    14,000,000   KY EDFA (Baptist Healthcare System)(1)             5.375     08/15/2024        15,474,620
     1,775,000   Louisville & Jefferson County, KY Metropolitan
                 Government Health Facilities (JHF/SMHC
                 Obligated Group)(2)                                6.125     02/01/2037         1,893,996
     2,900,000   Morgantown, KY Solid Waste Disposal (Imco
                 Recycling)(3,4)                                    6.000     05/01/2023             8,700
     4,600,000   Morgantown, KY Solid Waste Disposal (Imco
                 Recycling)(3,4)                                    7.450     05/01/2022            17,020
     5,740,000   Morgantown, KY Solid Waste Disposal (Imco
                 Recycling)(3,4)                                    7.650     05/01/2016            21,238
                                                                                           ---------------
                                                                                                19,809,014
Louisiana--1.5%
       175,000   Caddo Parish, LA Industrial Devel. Board
                 (Pennzoil Products Company)(2)                     5.600     12/01/2028           175,077
        20,000   De Soto Parish, LA Environmental Improvement
                 (International Paper Company)(2)                   5.600     11/01/2022            20,002
     1,200,000   Juban Park, LA Community Devel. District
                 Special Assessment                                 5.150     10/01/2014         1,124,532
     3,600,000   LA CDA (Eunice Student Hsg. Foundation)            7.375     09/01/2033         2,436,120
    11,415,000   LA HFA (La Chateau)(2)                             7.250     09/01/2039        12,554,103
       960,000   LA Local Government EF&CD Authority (Cypress
                 Apartments)(2)                                     8.000     04/20/2028           856,186
       450,000   LA Local Government EF&CD Authority (Sharlo
                 Apartments)(2)                                     8.000     06/20/2028           377,298
     8,370,000   LA Local Government EF&CD Authority (Woman's
                 Hospital Foundation)(2)                            5.875     10/01/2040         8,613,567
     7,000,000   LA Public Facilities Authority (Ochsner Clinic
                 Foundation)(2)                                     5.375     05/15/2043         6,899,200
     5,350,000   LA Public Facilities Authority (Progressive
                 Healthcare)(2)                                     6.375     10/01/2028         4,463,184
    65,080,000   LA Tobacco Settlement Financing Corp. (TASC)(2)    5.875     05/15/2039        65,702,816
     7,400,000   Lakeshore Villages, LA Master Community Devel.
                 District                                           5.250     07/01/2017         3,944,422
        60,000   New Orleans, LA Sewage Service(2)                  5.400     06/01/2017            60,106
                                                                                           ---------------
                                                                                               107,226,613
Maine--0.5%
    56,390,000   ME Finance Authority Solid Waste Recycling
                 Facilities (Great Northern Paper)(3,4)             7.750     10/01/2022        15,295,788
        20,000   North Berwick, ME (Hussey Seating Company)(2)      7.000     12/01/2013            20,023
     4,800,000   Rumford, ME Pollution Control (Boise Cascade
                 Corp.)(2)                                          6.625     07/01/2020         4,800,384
    12,265,000   Rumford, ME Solid Waste Disposal (Boise
                 Cascade Corp.)(2)                                  6.875     10/01/2026        12,356,988
                                                                                           ---------------
                                                                                                32,473,183


                 26 | Oppenheimer Rochester National Municipals

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS October 29, 2010*(Unaudited)

   Principal
    Amount                                                         Coupon      Maturity         Value
--------------                                                     ------     ----------   ---------------
Maryland--0.3%
$    6,807,000   Brunswick, MD Special Obligation (Brunswick
                 Crossing)(2)                                       5.500%    07/01/2036   $     5,303,402
     5,135,000   MD EDC Student Hsg. (Bowie State University)(2)    6.000     06/01/2023         5,019,514
       400,000   MD EDC Student Hsg. (University of Maryland)(2)    5.625     10/01/2023           305,628
     8,500,000   MD EDC Student Hsg. (University of Maryland)(2)    5.750     10/01/2033         6,144,055
       600,000   MD H&HEFA (King Farm Presbyterian Community)(2)    5.300     01/01/2037           444,558
       925,000   MD H&HEFA (Washington Christian Academy)           5.500     07/01/2038           397,722
     2,250,000   Salisbury, MD Special Obligation (Villages at
                 Aydelotte Farm)(2)                                 5.250     01/01/2037         1,421,438
                                                                                           ---------------
                                                                                                19,036,317
Massachusetts--2.0%
       800,000   MA Devel. Finance Agency (Eastern Nazarene
                 College)(2)                                        5.625     04/01/2019           798,104
     2,630,000   MA Devel. Finance Agency (Eastern Nazarene
                 College)(2)                                        5.625     04/01/2029         2,473,384
     8,050,000   MA Devel. Finance Agency (Linden Ponds)(2)         5.750     11/15/2042         5,652,227
        65,000   MA Devel. Finance Agency (May Institute)(2)        5.750     09/01/2029            60,053
       250,000   MA Devel. Finance Agency (Regis College)(2)        5.250     10/01/2018           243,983
     1,000,000   MA Devel. Finance Agency (VOA Concord)(2)          5.200     11/01/2041           738,870
    24,215,000   MA Educational Financing Authority, Series H(1)    6.350     01/01/2030        26,206,510
        55,000   MA H&EFA (Holyoke Hospital)(2)                     6.500     07/01/2015            52,256
     1,350,000   MA H&EFA (North Adams Regional Hospital)           6.625     07/01/2018           699,435
     4,250,000   MA H&EFA (Partners Healthcare System)(1)           5.000     07/01/2034         4,410,225
    23,100,000   MA H&EFA (Partners Healthcare System)(1)           5.000     07/01/2039        23,819,796
     6,300,000   MA H&EFA (Tufts Medical Center)(2)                 5.000     05/15/2022         6,304,725
    50,080,000   MA HFA, Series A(1)                                5.250     07/01/2025        50,925,128
    10,500,000   MA HFA, Series A(1)                                5.300     06/01/2049        10,534,160
     8,330,000   MA HFA, Series C(1)                                5.400     12/01/2049         8,380,063
        50,000   MA Port Authority (Delta Air Lines)                5.000     01/01/2027            41,420
                                                                                           ---------------
                                                                                               141,340,339
Michigan--3.5%
    10,100,000   Detroit, MI City School District(1)                6.000     05/01/2029        11,453,602
       100,000   Detroit, MI GO(2)                                  5.000     04/01/2014            99,903
     5,850,000   Detroit, MI GO(2)                                  5.000     04/01/2021         5,164,439
       225,000   Detroit, MI GO(2)                                  5.250     04/01/2014           226,107
     2,600,000   Detroit, MI GO(2)                                  5.250     04/01/2016         2,544,776
       350,000   Detroit, MI GO(2)                                  5.250     04/01/2017           336,522
     1,000,000   Detroit, MI GO(2)                                  5.250     04/01/2020           914,210
     2,000,000   Detroit, MI GO(2)                                  5.250     04/01/2020         1,828,420
     2,210,000   Detroit, MI GO(2)                                  5.250     04/01/2021         1,992,227
       100,000   Detroit, MI GO(2)                                  5.250     04/01/2023            87,820
        40,000   Detroit, MI GO(2)                                  5.375     04/01/2015            40,164
     3,305,000   Detroit, MI Local Devel. Finance Authority(2)      6.700     05/01/2021         2,027,320
     2,060,000   Detroit, MI Local Devel. Finance Authority(2)      6.850     05/01/2021         1,263,316


                 27 | Oppenheimer Rochester National Municipals

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS October 29, 2010*(Unaudited)

   Principal
    Amount                                                         Coupon      Maturity         Value
--------------                                                     ------     ----------   ---------------
Michigan Continued
$      585,000   Detroit, MI Local Devel. Finance Authority
                 (Chrysler Corp.)(2)                                5.375%    05/01/2018   $       357,611
    35,035,000   Detroit, MI Sewer Disposal System(1)               0.794(6)  07/01/2032        24,189,180
     5,835,000   Detroit, MI Sewer Disposal System(2)               0.794(6)  07/01/2032         4,028,659
       750,000   East Lansing, MI Economic Corp. (Burcham
                 Hills)(2)                                          5.250     07/01/2037           591,968
       500,000   Kalamazoo, MI EDC (Heritage Community)(2)          5.500     05/15/2036           422,245
    10,500,000   Kent, MI Hospital Finance Authority(2)             6.250     07/01/2040        10,702,755
     1,625,000   Kent, MI Hospital Finance Authority
                 (MetroH/MetroHC/MetroF Obligated Group)(2)         6.000     07/01/2035         1,643,265
       450,000   Macomb, MI Public Academy(2)                       6.750     05/01/2037           415,013
        65,000   MI Hospital Finance Authority (Detroit Medical
                 Center)(2)                                         6.500     08/15/2018            64,998
     4,000,000   MI Hospital Finance Authority (HFHS/HAPM/WH&MC
                 Obligated Group)(2)                                5.750     11/15/2039         4,151,160
    13,320,000   MI Hospital Finance Authority (McLaren Health
                 Care Corp.)(1)                                     5.000     08/01/2035        13,386,067
     2,900,000   MI Hospital Finance Authority (Oakwood
                 Obligated Group)(2)                                5.000     07/15/2037         2,736,701
       900,000   MI Public Educational Facilities Authority
                 (American Montessori)(2)                           6.500     12/01/2037           847,683
     1,500,000   MI Public Educational Facilities Authority
                 (Old Redford Academy)(2)                           6.000     12/01/2035         1,507,065
     1,448,250   MI Strategic Fund Limited Obligation
                 (Wolverine Human Services)(2)                      7.875     08/31/2028         1,399,690
     4,730,000   MI Strategic Fund Pollution Control (General
                 Motors Corp.)(3,4)                                 6.200     09/01/2020         1,383,525
     4,200,000   MI Strategic Fund Solid Waste (Genesee Power
                 Station)(2)                                        7.500     01/01/2021         3,883,488
   428,990,000   MI Tobacco Settlement Finance Authority            7.286(5)  06/01/2052         6,820,941
 3,048,780,000   MI Tobacco Settlement Finance Authority            8.877(5)  06/01/2058        36,798,775
     1,625,000   Pontiac, MI City School District(2)                4.500     05/01/2020         1,525,420
    15,000,000   Wayne County, MI Airport Authority (Detroit
                 Metro Wayne Airport)(2)                            5.000     12/01/2034        14,109,450
     5,830,000   Wayne County, MI Airport Authority (Detroit
                 Metro Wayne Airport)(2)                            5.250     12/01/2021         6,016,502
    52,930,000   Wayne County, MI Airport Authority (Detroit
                 MetroWayne Airport)(1)                             5.000     12/01/2029        53,341,422
    10,000,000   Wayne County, MI Airport Authority (Detroit
                 MetroWayne Airport)(1)                             5.000     12/01/2034        10,073,237
    14,400,000   Wayne, MI Charter County Airport Facilities
                 (Northwest Airlines)(2)                            6.000     12/01/2029        13,204,800
                                                                                           ---------------
                                                                                               241,580,446
Minnesota--0.9%
       863,298   Burnsville, MN Commercial Devel. (Holiday
                 Inn)(3,4)                                          5.900     04/01/2008            34,532
     1,000,000   Cokato, MN Senior Hsg. (Cokato Charitable
                 Trust)(2)                                          5.400     12/01/2036           877,780
     3,000,000   Columbia Heights, MN Multifamily & Health Care
                 Facilities (Crest View Corp.)(2)                   5.700     07/01/2042         2,355,480


                 28 | Oppenheimer Rochester National Municipals

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS October 29, 2010*(Unaudited)

   Principal
    Amount                                                         Coupon      Maturity         Value
--------------                                                     ------     ----------   ---------------
Minnesota Continued
$    1,750,000   Cottage Grove, MN Senior Hsg.(2)                   6.000%    12/01/2046   $     1,654,100
     2,000,000   Elysian, MN Senior Hsg. (Kingsway Ministries)      5.350     05/01/2042         1,580,420
     1,000,000   Eveleth, MN Multifamily (Manor House
                 Woodland)(2)                                       5.500     10/01/2025           945,450
     2,000,000   Eveleth, MN Multifamily (Manor House
                 Woodland)(2)                                       5.700     10/01/2036         1,812,180
     2,160,000   Green Isle, MN Senior Hsg. (Kingsway
                 Ministries)                                        5.500     05/01/2042         1,747,807
       525,000   International Falls, MN Pollution Control
                 (Boise Cascade Corp.)(2)                           5.500     04/01/2023           499,921
     6,370,000   International Falls, MN Solid Waste Disposal
                 (Boise Cascade Corp.)(2)                           6.850     12/01/2029         6,402,296
     1,750,000   Lake Crystal, MN Hsg. (Ecumen-Second
                 Century)(2)                                        6.250     09/01/2040         1,755,180
    14,680,000   Lamberton, MN Solid Waste (Highwater
                 Ethanol)(2)                                        8.500     12/01/2022        11,335,309
     9,545,000   Mankato, MN Industrial Devel. (Environ
                 Biocomposites Holdings)(3,4)                       7.250     12/01/2025         1,956,725
    47,015,000   Minneapolis & St. Paul, MN Metropolitan
                 Airports Commission (Northwest Airlines)(3,4)      7.000     04/01/2025               470
    16,400,000   Minneapolis & St. Paul, MN Metropolitan
                 Airports Commission (Northwest Airlines)(3,4)      7.375     04/01/2025               164
       730,000   Minneapolis, MN Multifamily Hsg. (Blaisdell
                 Apartments)(2)                                     5.400     04/01/2028           625,216
     5,340,000   Minneapolis, MN Multifamily Hsg. (Blaisdell
                 Apartments)(2)                                     5.500     04/01/2042         4,332,823
       500,000   Minneapolis, MN Tax Increment (Ivy Tower)(2)       5.500     02/01/2022           393,525
     1,000,000   Minneapolis, MN Tax Increment (Ivy Tower)(2)       5.700     02/01/2029           713,640
       900,000   New Hope, MN Hsg. & Health Care Facilities
                 (Minnesota Masonic Home North Ridge)(2)            5.900     03/01/2019           887,130
        80,000   New Hope, MN Multifamily (Chardon Court)           7.250     06/01/2026            46,440
        25,000   Northfield, MN Lease (Village School of
                 Northfield)(3,4)                                   6.500     12/01/2014             3,998
       330,000   Northfield, MN Lease (Village School of
                 Northfield)(3,4)                                   7.500     12/01/2024            49,748
     2,100,000   Northwest MN Multi-County Hsg. and Redevel.
                 Authority(2)                                       5.450     07/01/2041         1,788,654
    10,170,000   Otter Tail County, MN GO(3)                        7.500     11/01/2019         2,551,450
     1,000,000   Pine City, MN Health Care & Hsg. (North
                 Branch)(2)                                         6.125     10/20/2047           993,460
     3,700,000   Richfield, MN Senior Hsg. (Richfield Senior
                 Hsg.)(2)                                           6.625     12/01/2039         3,756,573
       465,000   Rochester, MN Multifamily Hsg. (Eastridge
                 Estates)(2)                                        7.750     12/15/2034           456,974
       830,000   St. Anthony, MN Hsg. & Redevel. Authority
                 (Silver Lake Village)(2)                           5.375     08/01/2021           786,093
       790,000   St. Anthony, MN Hsg. & Redevel. Authority
                 (Silver Lake Village)(2)                           5.625     02/01/2031           697,309
        80,000   St. Cloud, MN Hsg. & Redevel. Authority
                 (Germain Towers)(2)                                5.900     09/01/2020            72,591
     1,265,000   St. Paul, MN Hsg. & Redevel. Authority
                 (Bridgecreek Senior Place)(2)                      7.000     09/15/2037         1,130,999
     1,903,858   St. Paul, MN Hsg. & Redevel. Authority
                 (Episcopal Nursing Home)(2)                        5.630     10/01/2033         1,711,073


                 29 | Oppenheimer Rochester National Municipals

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS October 29, 2010*(Unaudited)

   Principal
    Amount                                                         Coupon      Maturity         Value
--------------                                                     ------     ----------   ---------------
Minnesota Continued
$    3,000,000   St. Paul, MN Hsg. & Redevel. Authority (Great
                 Northern Lofts)(2)                                 6.250%    03/01/2029   $     2,697,930
       400,000   St. Paul, MN Hsg. & Redevel. Authority (Hmong
                 Academy)(2)                                        5.750     09/01/2026           372,056
       650,000   St. Paul, MN Hsg. & Redevel. Authority (Hmong
                 Academy)(2)                                        6.000     09/01/2036           597,370
     1,800,000   St. Paul, MN Hsg. & Redevel. Authority (Upper
                 Landing)(2)                                        6.800     03/01/2029         1,799,784
     1,214,000   St. Paul, MN Hsg. & Redevel. Authority (Upper
                 Landing)(2)                                        7.000     03/01/2029         1,217,982
       805,000   St. Paul, MN Port Authority (Great Northern)(2)    6.000     03/01/2030           760,967
       548,074   St. Paul, MN Port Authority Parking Revenue
                 (4th Parking Ramp)(3)                              8.000     12/01/2027           164,718
     1,425,000   Wadena, MN Hsg. & Redevel. Authority (Humphrey
                 Manor East)(2)                                     6.000     02/01/2019         1,230,160
                                                                                           ---------------
                                                                                                62,796,477
Mississippi--0.3%
       175,000   Jackson, MS Hsg. Authority (Elton Park
                 Apartments)(2)                                     5.400     04/01/2039           177,786
     3,000,000   Meridian, MS Tax Increment (Meridian
                 Crossroads)(2)                                     8.750     12/01/2024         3,112,770
     4,625,000   MS Business Finance Corp. (Intrinergy
                 Wiggins)(2)                                        8.000     01/01/2023         4,118,748
     1,395,000   Ridgeland, MS Tax Increment (Colony Park)(2)       5.250     10/01/2027         1,424,839
     1,755,000   Ridgeland, MS Tax Increment (Colony Park)(2)       5.375     10/01/2028         1,795,488
    16,410,000   Stonebridge, MS Public Improvement District
                 Special Assessment(3,4)                            7.500     10/01/2042         7,712,700
       175,000   Warren County, MS Environmental Improvement
                 (International Paper Company)(2)                   6.250     09/01/2023           176,647
                                                                                           ---------------
                                                                                                18,518,978
Missouri--1.3%
       250,000   Belton, MO Tax Increment (Belton Town
                 Center)(2)                                         5.500     03/01/2020           234,008
       400,000   Belton, MO Tax Increment (Belton Town
                 Center)(2)                                         5.625     03/01/2025           354,988
       580,000   Branson Hills, MO Infrastructure Facilities(2)     5.000     04/01/2012           574,890
       500,000   Branson Hills, MO Infrastructure Facilities(2)     5.000     04/01/2016           462,285
       500,000   Branson Hills, MO Infrastructure Facilities(2)     5.000     04/01/2017           450,145
       730,000   Branson Hills, MO Infrastructure Facilities(2)     5.500     04/01/2022           610,842
       750,000   Branson Hills, MO Infrastructure Facilities(2)     5.500     04/01/2027           581,348
     4,900,000   Branson, MO Commerce Park Community
                 Improvement District(2)                            5.750     06/01/2026         4,150,986
     2,485,000   Branson, MO IDA (Branson Hills Redevel.)(2)        5.750     05/01/2026         2,168,436
    13,000,000   Branson, MO IDA (Branson Hills Redevel.)(2)        7.050     05/01/2027        12,009,660
     1,665,000   Branson, MO IDA (Branson Landing)(2)               5.250     06/01/2021         1,501,447
     2,470,000   Branson, MO IDA (Branson Landing)(2)               5.500     06/01/2029         2,065,365
    24,220,000   Branson, MO IDA (Branson Shoppe Redevel.)(2)       5.950     11/01/2029        21,111,363
       570,000   Broadway-Fairview, MO Transportation Devel.
                 District (Columbia)(2)                             6.125     12/01/2036           397,655


                 30 | Oppenheimer Rochester National Municipals

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS October 29, 2010*(Unaudited)

   Principal
    Amount                                                         Coupon      Maturity         Value
--------------                                                     ------     ----------   ---------------
Missouri Continued
$    1,215,000   Chillicothe, MO Tax Increment (South U.S.
                 65)(2)                                             5.500%    04/01/2021   $     1,132,684
     1,100,000   Chillicothe, MO Tax Increment (South U.S.
                 65)(2)                                             5.625     04/01/2027           970,277
       200,000   Jackson County, MO IDA (Avila College)(2)          6.500     12/02/2025           200,070
     1,250,000   Jennings, MO Tax Increment & Community
                 Improvement (Northland Redevel. Area)(2)           5.000     11/01/2023         1,146,700
       500,000   Kansas City, MO IDA (Plaza Library)(2)             5.900     03/01/2024           492,255
     1,333,000   Kansas City, MO IDA (West Paseo)(2)                6.750     07/01/2036         1,187,250
       375,000   Kansas City, MO IDA (Woodbridge Apartments)        6.700     08/01/2015           370,163
     3,750,000   Kansas City, MO Tax Increment (Briarcliff
                 West)(2)                                           5.400     06/01/2024         3,328,500
     1,625,000   Lees Summit, MO IDA (Kensington Farms)(2)          5.500     03/01/2021         1,486,713
       750,000   Lees Summit, MO IDA (Kensington Farms)(2)          5.750     03/01/2029           640,155
     2,365,000   Liberty, MO Tax Increment (Liberty Triangle)(2)    5.875     10/01/2029         2,145,575
     3,240,000   MO Dardenne Town Square Transportation Devel.
                 District                                           5.000     05/01/2026         2,065,370
     3,825,000   MO Dardenne Town Square Transportation Devel.
                 District                                           5.000     05/01/2036         2,045,801
     2,620,000   MO Enright Arlington Community Improvement
                 District(2)                                        5.400     03/01/2026         2,337,905
        20,000   MO Environmental Improvement & Energy
                 Resources Authority (Union Electric Company)(2)    5.450     10/01/2028            20,004
     1,810,000   MO Good Shepard Nursing Home District(2)           5.900     08/15/2023         1,710,414
       230,000   MO Grindstone Plaza Transportation Devel.
                 District(2)                                        5.250     10/01/2021           185,063
       400,000   MO Grindstone Plaza Transportation Devel.
                 District(2)                                        5.400     10/01/2026           301,088
       115,000   MO Grindstone Plaza Transportation Devel.
                 District(2)                                        5.550     10/01/2036            77,846
     3,915,000   MO HDC (Mansion Apartments Phase II)(2)            6.170     04/01/2032         3,360,127
         5,000   MO HDC (Single Family Mtg.)(2)                     5.500     09/01/2033             5,139
       775,000   Northwoods, MO Transportation Devel.
                 District(2)                                        5.850     02/01/2031           640,677
     2,000,000   St. Joseph, MO IDA (Shoppes at North
                 Village)(2)                                        5.500     11/01/2027         1,838,380
        10,000   St. Louis County, MO IDA (Century Garden
                 Apartments)(2)                                     5.700     08/20/2039            10,034
     2,461,000   St. Louis, MO Tax Increment (1601 Washington
                 Redevel.)(2)                                       6.000     08/21/2026         1,920,220
     2,034,000   St. Louis, MO Tax Increment (Pet Building
                 Redevel.)                                          5.500     05/29/2028         1,455,876
     1,660,000   St. Louis, MO Tax Increment (Printers Lofts)       6.000     08/21/2026         1,295,232
     3,043,000   St. Louis, MO Tax Increment (Security Building
                 Redevel.)(2)                                       6.300     04/01/2027         2,442,160
     2,429,000   St. Louis, MO Tax Increment (Washington East
                 Condominiums)(2)                                   5.500     01/20/2028         1,739,577
     1,600,000   St. Louis, MO Tax Increment (Washington East
                 Condominiums)(2)                                   5.500     01/20/2028         1,145,872
     1,108,000   St. Louis, MO Tax Increment Financing, Series A    5.500     09/02/2028           788,730
     1,865,000   Stone Canyon, MO Improvement District
                 (Infrastructure)(2)                                5.700     04/01/2022         1,551,232


                 31 | Oppenheimer Rochester National Municipals

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS October 29, 2010*(Unaudited)

   Principal
    Amount                                                         Coupon      Maturity         Value
--------------                                                     ------     ----------   ---------------
Missouri Continued
$      975,000   Stone Canyon, MO Improvement District
                 (Infrastructure)(2)                                5.750%    04/01/2027   $       755,615
       845,000   Suemandy, MO Mid-Rivers Community Improvement
                 District(2)                                        7.000     10/01/2019           869,750
     2,225,000   Suemandy, MO Mid-Rivers Community Improvement
                 District(2)                                        7.500     10/01/2029         2,285,854
                                                                                           ---------------
                                                                                                90,621,726
Montana--0.2%
     5,935,000   Hardin, MT Tax Increment Industrial
                 Infrastructure Devel. (Rocky Mountain Power)(2)    0.000(7)  09/01/2031         3,655,901
     6,800,000   MT Board of Investment Exempt Facilities
                 (Stillwater Mining Company)(2)                     8.000     07/01/2020         6,375,544
     1,125,000   MT Facilities Finance Authority (St. John's
                 Lutheran)(2)                                       6.000     05/15/2025         1,036,800
     1,650,000   MT Facilities Finance Authority (St. John's
                 Lutheran)(2)                                       6.125     05/15/2036         1,439,180
                                                                                           ---------------
                                                                                                12,507,425
Multi States--0.1%
     8,000,000   Munimae TE Bond Subsidiary(2)                      5.900     11/29/2049         4,566,560
Nebraska--0.6%
     1,360,000   Beatrice, NE Community Redevel. Authority
                 (Beatrice Biodiesel)                               6.625     12/01/2021           778,464
    20,000,000   Douglas County, NE Hospital Authority
                 (Methodist Health System)(1)                       5.750     11/01/2048        21,718,951
     1,250,000   Mead Village, NE Tax Increment
                 (Biofuels-Mead)(2)                                 5.750     01/01/2022           538,913
     2,400,000   NE Educational Facilities Authority (Midland
                 Lutheran College)(2)                               5.600     09/15/2029         2,100,720
     5,560,000   Santee Sioux Nation, NE Tribal Health Care
                 (Indian Health Service)(2)                         8.750     10/01/2020         5,776,896
    45,745,000   Saunders County, NE Individual Devel. (Mead
                 Biofuels)(3,4)                                     7.000     12/01/2026         9,098,223
                                                                                           ---------------
                                                                                                40,012,167
Nevada--0.1%
     1,000,000   Clark County, NV Improvement District(2)           5.000     02/01/2026           772,690
       770,000   Clark County, NV Improvement District(2)           5.050     02/01/2031           555,563
    10,000,000   Director of the State of NV Dept. of Business
                 & Industry (Las Ventanas Retirement)(3,4)          7.000     11/15/2034         5,378,100
       100,000   Las Vegas, NV Paiute Tribe, Series A(2)            6.625     11/01/2017            86,183
       130,000   Mesquite, NV Special Improvement District
                 (Canyon Creek)(2)                                  5.400     08/01/2020           100,577
       510,000   Mesquite, NV Special Improvement District
                 (Canyon Creek)(2)                                  5.500     08/01/2025           345,489
     1,895,000   Mesquite, NV Special Improvement District No.
                 07-01 (Anthem at Mesquite)(2)                      6.150     08/01/2037         1,543,800
                                                                                           ---------------
                                                                                                 8,782,402
New Hampshire--0.1%
     1,945,000   NH Business Finance Authority (Air Cargo at
                 Pease)                                             6.750     04/01/2024         1,562,846


                 32 | Oppenheimer Rochester National Municipals

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS October 29, 2010*(Unaudited)

   Principal
    Amount                                                         Coupon      Maturity         Value
--------------                                                     ------     ----------   ---------------
New Hampshire Continued
$       70,000   NH Business Finance Authority (Connecticut
                 Light & Power)(2)                                  5.850%    12/01/2022   $        71,400
     1,500,000   NH Business Finance Authority (Huggins
                 Hospital)(2)                                       6.875     10/01/2039         1,548,795
     4,000,000   NH H&EFA (Franklin Pierce College)(2)              6.050     10/01/2034         3,523,800
       515,000   NH HE&HFA (Franklin Pierce College)(2)             5.300     10/01/2028           427,718
                                                                                           ---------------
                                                                                                 7,134,559
New Jersey--9.6%
    42,830,000   NJ EDA (Continental Airlines)(2)                   6.250     09/15/2019        42,682,237
    59,685,000   NJ EDA (Continental Airlines)(2)                   6.250     09/15/2029        58,809,421
    16,375,000   NJ EDA (Continental Airlines)(2)                   6.400     09/15/2023        16,380,404
     1,600,000   NJ EDA (Continental Airlines)(2)                   6.625     09/15/2012         1,623,024
    25,935,000   NJ EDA (Continental Airlines)(2)                   7.000     11/15/2030        26,106,949
    16,920,000   NJ EDA (Continental Airlines)(2)                   7.200     11/15/2030        17,065,850
    16,500,000   NJ EDA (Continental Airlines)(2)                   9.000     06/01/2033        17,566,065
     1,109,191   NJ EDA (Empowerment Zone-Cumberland)(3,4)          7.750     08/01/2021           537,958
     9,000,000   NJ EDA (GMT Realty)(2)                             6.875     01/01/2037         8,101,170
        10,000   NJ EDA (The Presbyterian Home at Montgomery)(2)    6.375     11/01/2031             9,482
     2,810,000   NJ Health Care Facilities Financing Authority
                 (Raritan Bay Medical Center)(2)                    7.250     07/01/2014         2,669,191
     6,630,000   NJ Health Care Facilities Financing Authority
                 (Raritan Bay Medical Center)(2)                    7.250     07/01/2027         5,551,962
   154,940,000   NJ Tobacco Settlement Financing Corp.(2)           4.750     06/01/2034       114,669,545
    96,125,000   NJ Tobacco Settlement Financing Corp.(1)           5.000     06/01/2029        81,958,199
   352,020,000   NJ Tobacco Settlement Financing Corp.(2)           5.000     06/01/2041       253,788,819
   198,050,000   NJ Tobacco Settlement Financing Corp.              7.389(5)  06/01/2041        11,718,619
       210,000   Weehawken Township, NJ GO(2)                       6.000     08/01/2021           219,599
       210,000   Weehawken Township, NJ GO(2)                       6.000     08/01/2022           217,344
       260,000   Weehawken Township, NJ GO(2)                       6.000     08/01/2023           267,316
       260,000   Weehawken Township, NJ GO(2)                       6.000     08/01/2024           265,554
       235,000   Weehawken Township, NJ GO(2)                       6.000     08/01/2025           239,141
                                                                                           ---------------
                                                                                               660,447,849
New Mexico--0.6%
       467,000   Dona Ana County, NM Multifamily (Montana
                 Meadows Apartments)(2)                             8.500     12/01/2015           473,524
     5,110,000   Eldorado, NM Area Water and Sanitation
                 District(2)                                        6.000     02/01/2025         4,623,221
     3,500,000   Farmington, NM Pollution Control (Public
                 Service Company of New Mexico)(2)                  6.250     06/01/2040         3,640,490
       775,000   Mariposa East, NM Public Improvement
                 District(2)                                        5.500     09/01/2016           731,662
       500,000   Mariposa East, NM Public Improvement
                 District(2)                                        5.750     09/01/2021           434,125
       500,000   Mariposa East, NM Public Improvement
                 District(2)                                        6.000     09/01/2032           400,950
       875,000   Montecito Estates, NM Public Improvement
                 District(2)                                        7.000     10/01/2037           802,095
    21,565,000   NM Hospital Equipment (Presbyterian
                 Healthcare)(1)                                     5.000     08/01/2039        22,101,446


                 33 | Oppenheimer Rochester National Municipals

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS October 29, 2010*(Unaudited)

   Principal
    Amount                                                         Coupon      Maturity         Value
--------------                                                     ------     ----------   ---------------
New Mexico Continued
$      200,000   NM Regional Hsg. Authority (Wildewood
                 Apartments)(2)                                     8.750%    12/01/2020   $       204,118
     1,925,000   NM Trails Public Improvement District(2)           7.750     10/01/2038         1,817,354
     4,750,000   Saltillo, NM Improvement District(2)               7.625     10/01/2037         4,433,888
     1,000,000   Ventana West, NM Public Improvement District
                 Special Levy(2)                                    6.875     08/01/2033           987,970
                                                                                           ---------------
                                                                                                40,650,843
New York--4.0%
     3,000,000   Albany, NY IDA (New Covenant Charter School)(3)    7.000     05/01/2035         1,199,880
    17,700,000   Erie County, NY Tobacco Asset Securitization
                 Corp.                                              6.656(5)  06/01/2055           199,302
   412,100,000   NY Counties Tobacco Trust V                        7.151(5)  06/01/2060         2,806,401
   500,000,000   NY Counties Tobacco Trust V                        7.836(5)  06/01/2060         3,405,000
    32,325,000   NY Liberty Devel. Corp. (Bank of America
                 Tower)(1,10)                                       5.125     01/15/2044        33,000,859
     8,055,000   NY Liberty Devel. Corp. (Bank of America
                 Tower)(2)                                          5.125     01/15/2044         8,223,430
    13,765,000   NY/NJ Port Authority Austin Trust Inverse
                 Certificates                                       7.690(11) 04/01/2036        14,346,709
     2,815,000   NYC IDA (American Airlines)                        5.400     07/01/2020         2,413,159
    11,055,000   NYC IDA (American Airlines)                        6.900     08/01/2024        10,462,894
     4,500,000   NYC IDA (American Airlines)(2)                     7.500     08/01/2016         4,738,995
    28,500,000   NYC IDA (American Airlines)(2)                     7.625     08/01/2025        30,141,885
    37,000,000   NYC IDA (American Airlines)(2)                     7.750     08/01/2031        39,350,240
        35,000   NYC IDA (Brooklyn Navy Yard Cogeneration
                 Partners)(2)                                       5.650     10/01/2028            28,420
     3,020,000   NYC IDA (Brooklyn Navy Yard Cogeneration
                 Partners)(2)                                       5.750     10/01/2036         2,473,138
     6,605,000   NYC IDA (Brooklyn Navy Yard Cogeneration
                 Partners)(2)                                       6.200     10/01/2022         6,048,331
       500,000   NYC IDA (JFK International Airport)(2)             8.000     08/01/2012           513,590
    20,000,000   NYC Municipal Water Finance Authority(1)           5.000     06/15/2036        20,941,600
    20,000,000   NYC Municipal Water Finance Authority(1)           5.000     06/15/2039        21,363,400
    10,000,000   NYS DA (Personal Income Tax)(1)                    5.000     03/15/2038        10,628,600
    22,200,000   NYS DA (St. Mary's Hospital for Children)(2,12)    7.875     11/15/2041        22,763,214
    12,075,000   NYS DA (State Personal Income Tax Authority)(1)    5.000     03/15/2035        12,626,814
    20,000,000   NYS UDC (State Personal Income Tax
                 Authority)(1)                                      5.000     03/15/2037        21,086,400
       250,000   Port Authority  NY/NJ (JFK International Air
                 Terminal)(2)                                       5.750     12/01/2025           250,498
     5,600,000   Syracuse, NY IDA (Carousel Center)(2)              5.000     01/01/2036         5,032,776
                                                                                           ---------------
                                                                                               274,045,535
North Carolina--0.9%
    46,700,000   Charlotte, NC Douglas International Airport
                 Special Facilities (US Airways)(2)                 5.600     07/01/2027        42,015,990
    12,005,000   Charlotte, NC Douglas International Airport
                 Special Facilities (US Airways)(2)                 7.750     02/01/2028        12,031,891
     4,380,000   Gaston, NC IFPCFA (National Gypsum)(2)             5.750     08/01/2035         3,648,715


                 34 | Oppenheimer Rochester National Municipals

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS October 29, 2010*(Unaudited)

   Principal
    Amount                                                         Coupon      Maturity         Value
--------------                                                     ------     ----------   ---------------
North Carolina Continued
$    5,275,000   NC Medical Care Commission Retirement
                 Facilities (Village at Brookwood)(2)               5.250%    01/01/2032   $     4,315,583
                                                                                           ---------------
                                                                                                62,012,179
North Dakota--0.1%
     1,000,000   Cando, ND Nursing Facility (Towner County
                 Medical Center)(2)                                 7.125     08/01/2022           999,870
       100,000   Cass County, ND Industrial Devel. Revenue
                 (Fraser Ltd.)(2)                                   7.000     11/01/2015            95,928
        10,000   ND HFA (Home Mtg.)(2)                              5.400     01/01/2034            10,348
        10,000   ND HFA (Home Mtg.)(2)                              5.550     07/01/2022            10,349
     2,810,000   Richland County, ND Hsg. (Birchwood
                 Properties)(2)                                     6.750     05/01/2029         2,385,381
                                                                                           ---------------
                                                                                                 3,501,876
Ohio--4.2%
    10,000,000   Allen County, OH Hospital Facilities (Catholic
                 Healthcare)(2)                                     5.000     06/01/2038        10,151,800
     5,250,000   Bowling Green, OH Student Hsg. (CFP I-Bowling
                 Green State University)(2)                         6.000     06/01/2045         5,380,358
     3,960,000   Buckeye, OH Tobacco Settlement Financing
                 Authority (TASC)(2)                                5.875     06/01/2030         3,336,617
    38,905,000   Buckeye, OH Tobacco Settlement Financing
                 Authority (TASC)(2)                                5.875     06/01/2047        29,772,440
 2,345,000,000   Buckeye, OH Tobacco Settlement Financing
                 Authority (TASC)                                   7.501(5)  06/01/2052        47,861,450
     1,350,000   Butler County, OH Hsg. (Anthony Wayne
                 Apartments)(2)                                     6.500     09/01/2030         1,041,201
     4,495,000   Centerville, OH Health Care (Bethany Lutheran
                 Village)(2)                                        6.000     11/01/2038         4,047,433
    22,630,000   Cleveland, OH Airport (Continental Airlines)(2)    5.700     12/01/2019        21,106,322
     1,500,000   Cleveland-Cuyahoga County, OH Port Authority
                 (St. Clarence)(2)                                  6.250     05/01/2038         1,311,075
       500,000   Columbus-Franklin County, OH Finance
                 Authority, Series A(2)                             6.000     05/15/2035           501,975
     7,500,000   Grove City, OH Tax Increment Financing(2)          5.375     12/01/2031         6,260,175
     4,500,000   Hickory Chase, OH Community Authority
                 Infrastructure Improvement(2)                      7.000     12/01/2038         2,947,725
       125,000   Lake County, OH Hospital Facilities (Lake
                 Hospital System)(2)                                5.750     08/15/2038           129,349
       125,000   Lake County, OH Hospital Facilities (Lake
                 Hospital System)(2)                                6.000     08/15/2043           131,298
       775,000   Lorain County, OH Port Authority (Alumalloy
                 LLC)(2)                                            6.000     11/15/2025           582,738
    15,770,000   Mahoning County, OH Hospital Facilities (Forum
                 Health/Trumbull Memorial Hospital/Beeghly Oaks)    6.000     11/15/2032        15,852,004
    19,780,000   Montgomery County, OH (Catholic Health
                 Initiatives)(1)                                    5.000     05/01/2039        20,714,605
       960,000   Moraine, OH Solid Waste Disposal (General
                 Motors Corp.)(3,4)                                 5.650     07/01/2024           280,800


                 35 | Oppenheimer Rochester National Municipals

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS October 29, 2010*(Unaudited)

   Principal
    Amount                                                         Coupon      Maturity         Value
--------------                                                     ------     ----------   ---------------
Ohio Continued
$    3,225,000   Moraine, OH Solid Waste Disposal (General
                 Motors Corp.)(3,4)                                 6.750%    07/01/2014   $       943,313
    13,225,000   OH Air Quality Devel. Authority (Fostoria
                 Ethanol)(2)                                        8.500     02/01/2020         9,556,650
    13,500,000   OH Air Quality Devel. Authority (Marion
                 Ethanol)(2)                                        8.500     02/01/2020         9,755,370
        50,000   OH Environmental Facilities (Ford Motor
                 Company)(2)                                        5.750     04/01/2035            47,814
     2,250,000   OH Higher Education Facility Commission
                 (Ashland University)(2)                            6.250     09/01/2024         2,324,880
     4,500,000   OH Higher Education Facility Commission (Summa
                 Health System)(2)                                  5.750     11/15/2040         4,602,645
       550,000   OH Pollution Control (General Motors
                 Corp.)(3,4)                                        5.625     03/01/2015           160,875
     2,050,000   OH Port Authority of Columbiana Solid Waste
                 (A&L Salvage)(3,4)                                14.500     07/01/2028                --
    16,320,000   OH Port Authority of Columbiana Solid Waste
                 (Apex Environmental)(2)                            7.250     08/01/2034        13,922,102
    14,000,000   OH Solid Waste (General Motors Corp.)(3,4)         6.300     12/01/2032         4,095,000
    29,515,000   OH Solid Waste Disposal (USG Corp.)(2)             5.600     08/01/2032        26,817,329
    38,910,000   OH Solid Waste Disposal (USG Corp.)(2)             5.650     03/01/2033        35,678,525
     6,640,000   OH Solid Waste Disposal (USG Corp.)(2)             6.050     08/01/2034         6,396,578
        70,000   Pike County, OH Hospital Facilities (Pike
                 Health Services)                                   7.000     07/01/2022            68,681
       430,000   Toledo-Lucas County, OH Port Authority
                 (Northwest Ohio)(2)                                5.125     11/15/2025           367,865
     1,975,000   Toledo-Lucas County, OH Port Authority (Town
                 Square at Levis Commons)(2)                        5.400     11/01/2036         1,655,544
     3,415,000   Warren County, OH Port Authority (Corridor 75
                 Park)(2)                                           7.500     12/01/2034         3,279,083
                                                                                           ---------------
                                                                                               291,081,619
Oklahoma--0.9%
     1,700,000   Ardmore, OK Devel. Authority (Airpark
                 Increment District)(2)                             5.750     11/01/2022         1,592,152
     1,500,000   Atoka County, OK Healthcare Authority (Atoka
                 Memorial Hospital)(2)                              6.625     10/01/2037         1,358,565
     1,280,000   Cleveland County, OK IDA (Vaughn Foods)            7.750     12/01/2012         1,210,470
     2,365,000   Cleveland County, OK IDA (Vaughn Foods)            8.100     12/01/2024         1,974,941
       220,000   Grady County, OK Industrial Authority
                 (Correctional Facilities)                          7.000     11/01/2011           197,982
     2,245,000   Jackson County, OK Memorial Hospital Authority
                 (Jackson County Memorial)(2)                       7.300     08/01/2015         2,247,110
        50,000   OK Ordnance Works Authority Sewer & Solid
                 Waste Disposal Facilities (Ralston Purina
                 Group)(2)                                          6.500     09/01/2026            50,066
     1,500,000   Oklahoma City, OK Industrial & Cultural
                 Facilities (Aero Obligated Group)(2)               6.750     01/01/2023         1,418,190
     2,950,000   Oklahoma County, OK Finance Authority
                 (Var-Sail Assoc.)(2)                               5.250     05/15/2041         3,038,146
     4,075,000   Tulsa, OK Municipal Airport Trust (American
                 Airlines)(2)                                       6.250     06/01/2020         3,952,057


                 36 | Oppenheimer Rochester National Municipals

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS October 29, 2010*(Unaudited)

   Principal
    Amount                                                         Coupon      Maturity         Value
--------------                                                     ------     ----------   ---------------
Oklahoma Continued
$   43,980,000   Tulsa, OK Municipal Airport Trust (American
                 Airlines)                                          7.750%    06/01/2035   $    45,556,243
                                                                                           ---------------
                                                                                                62,595,922
Oregon--0.0%
        20,000   Lane County, OR Hsg. Authority & Community
                 Services (Firewood)(2)                             6.600     11/01/2015            20,088
       795,000   OR Facilities Authority (Concordia
                 University)(2)                                     6.125     09/01/2030           809,914
     1,100,000   OR Facilities Authority (Concordia
                 University)(2)                                     6.375     09/01/2040         1,126,510
         5,000   OR GO (Elderly & Disabled Hsg.)(2)                 5.250     08/01/2031             5,019
        50,000   Port Astoria, OR Pollution Control (James
                 River)(2)                                          6.550     02/01/2015            50,038
       920,000   Western Generation, OR Agency Cogeneration
                 (Wauna Cogeneration)(2)                            5.000     01/01/2021           868,968
                                                                                           ---------------
                                                                                                 2,880,537
Pennsylvania--1.6%
       937,770   Allegheny County, PA HDA (The Covenant at
                 South Hills)(3,4)                                  8.750     02/01/2031                 9
    25,520,000   Allegheny County, PA HDA (WPAHS)(2)                5.375     11/15/2040        19,771,875
    10,000,000   Allegheny County, PA HDA (WPAHS/AG/Forbes
                 Health System/WPH/WPAON Obligated Group)(2)        5.000     11/15/2028         7,976,800
     1,500,000   Chester County, PA H&EFA (Chester County
                 Hospital)(2)                                       6.750     07/01/2031         1,513,920
        30,000   Chester Guaranteed Host Community, PA, Series
                 B(2)                                               5.800     12/01/2013            29,996
     1,300,000   Luzerne County, PA IDA(2)                          7.500     12/15/2019         1,316,081
       500,000   Luzerne County, PA IDA(2)                          7.750     12/15/2027           508,680
    25,000,000   PA EDFA (Bionol Clearfield)(2)                     8.500     07/15/2015        21,050,750
     5,000,000   PA EDFA (National Gypsum Company)(2)               6.250     11/01/2027         4,484,300
     6,300,000   PA EDFA (Northampton Generating)                   6.500     01/01/2013         3,928,428
     7,450,000   PA EDFA (Northampton Generating)                   6.600     01/01/2019         4,235,698
     1,905,000   PA EDFA (Reliant Energy)(2)                        6.750     12/01/2036         1,965,179
    14,200,000   PA EDFA (Reliant Energy)(2)                        6.750     12/01/2036        14,648,578
     4,100,000   PA EDFA (Reliant Energy)(2)                        6.750     12/01/2036         4,229,519
     5,970,000   PA EDFA (USG Corp.)(2)                             6.000     06/01/2031         5,812,870
    11,500,000   PA Geisinger Authority Health System, Series
                 A(1)                                               5.250     06/01/2039        12,141,930
     2,700,000   PA HEFA (MCP/HUHS/AUS Obligated Group)(2)          5.875     11/15/2016         2,700,567
     3,500,000   PA HEFA (MCP/HUHS/AUS Obligated Group)(2)          5.875     11/15/2021         3,467,695
       100,000   Philadelphia, PA H&HEFA (Temple University
                 Hospital)(2)                                       6.625     11/15/2023           100,103
     5,000,000   Sayre, PA Health Care Facilities Authority
                 (Guthrie Healthcare System)(2)                     0.979(6)  12/01/2024         3,838,950
                                                                                           ---------------
                                                                                               113,721,928
Rhode Island--2.0%
    45,000,000   Central Falls, RI Detention Facility(2)            7.250     07/15/2035        39,428,100
        45,000   RI Health & Educational Building Corp. (Roger
                 Williams General Hospital)(2)                      5.500     07/01/2018            42,753


                 37 | Oppenheimer Rochester National Municipals

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS October 29, 2010*(Unaudited)

   Principal
    Amount                                                         Coupon      Maturity         Value
--------------                                                     ------     ----------   ---------------
Rhode Island Continued
$       20,000   RI Health & Educational Building Corp. (Roger
                 Williams Medical Center)(2)                        5.500%    07/01/2028   $        16,455
    12,560,000   RI Hsg. & Mtg. Finance Corp. (Homeownership
                 Opportunity)(1)                                    5.200     10/01/2047        12,731,108
    52,090,000   RI Tobacco Settlement Financing Corp. (TASC)       6.125(5)  06/01/2052           756,347
    27,675,000   RI Tobacco Settlement Financing Corp. (TASC)(2)    6.250     06/01/2042        27,705,996
 1,839,245,000   RI Tobacco Settlement Financing Corp. (TASC)       7.054(5)  06/01/2052        29,593,452
    42,825,000   RI Tobacco Settlement Financing Corp. (TASC)       7.868(5)  06/01/2052           520,324
    25,605,000   RI Tobacco Settlement Financing Corp. (TASC),
                 Series A(2)                                        6.125     06/01/2032        25,762,727
                                                                                           ---------------
                                                                                               136,557,262
South Carolina--0.5%
     1,375,000   Allendale County, SC School District Energy
                 Savings Special Obligation(2)                      8.500     12/01/2018         1,460,608
        15,000   Georgetown County, SC Environmental
                 Improvement (International Paper Company)(2)       6.250     09/01/2023            15,153
     7,163,000   Hardeeville, SC Assessment Revenue (Anderson
                 Tract Municipal Improvement District)(2)           7.750     11/01/2039         6,206,453
         5,000   Horry County, SC Airport(2)                        5.600     07/01/2017             5,006
     5,145,000   Lancaster County, SC (Edenmoor Improvement
                 District)(3)                                       5.750     12/01/2037         1,697,850
       900,000   Myrtle Beach, SC Tax Increment (Myrtle Beach
                 Air Force Base)(2)                                 5.250     11/01/2026           658,539
     2,000,000   Myrtle Beach, SC Tax Increment (Myrtle Beach
                 Air Force Base)(2)                                 5.300     11/01/2035         1,313,300
    16,467,000   Richland County, SC Assessment Revenue
                 (Village at Sandhill Improvement District)(2)      6.200     11/01/2036        13,724,586
       200,000   SC Connector 2000 Assoc. Toll Road, Series B       6.300(5)  01/01/2026            13,118
     7,620,000   SC Connector 2000 Assoc. Toll Road, Series B       6.453(5)  01/01/2020           708,736
     8,500,000   SC Connector 2000 Assoc. Toll Road, Series B       6.621(5)  01/01/2024           627,810
        50,000   SC Jobs-EDA (JDAM/LH/Franke Home/LS Obligated
                 Group)(2)                                          5.650     05/01/2018            49,188
     3,650,000   SC Jobs-EDA (Palmetto Health)(2)                   5.750     08/01/2036         3,697,487
     1,400,000   SC Jobs-EDA (Palmetto Health)(2)                   5.750     08/01/2039         1,433,698
       790,000   York County, SC Pollution Control
                 (Bowater)(3,4)                                     7.400     01/01/2010           214,288
                                                                                           ---------------
                                                                                                31,825,820
South Dakota--0.5%
     1,000,000   Lower Brule, SD Sioux Tribe, Series B(2)           5.500     05/01/2019           841,130
    33,445,000   SD Educational Enhancement Funding Corp.
                 Tobacco Settlement(2)                              6.500     06/01/2032        34,282,797
     1,425,000   Turner County, SD Tax Increment(2)                 5.000     12/15/2026         1,172,333
                                                                                           ---------------
                                                                                                36,296,260
Tennessee--0.7%
        60,000   Blount County, TN H&EFB (Asbury)(2)                4.750     04/01/2012            59,410
    21,710,000   Maury County, TN Industrial Devel. Board
                 (General Motors Corp.)                             6.500     09/01/2024        21,621,423


                 38 | Oppenheimer Rochester National Municipals

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS October 29, 2010*(Unaudited)

   Principal
    Amount                                                         Coupon      Maturity         Value
--------------                                                     ------     ----------   ---------------
Tennessee Continued
$   15,480,000   McMinn County, TN Industrial Devel. Board
                 Pollution Control (Calhoun Newsprint)(3,4)         7.625%    03/01/2016   $     4,198,950
    19,575,000   McMinn County, TN Industrial Devel. Board
                 Solid Waste (Calhoun Newsprint)(3,4)               7.400     12/01/2022         5,309,719
     8,890,000   Memphis, TN HE&HFB (NH/Mendenhall
                 Hsg./Highland Hsg./NTH/VH Obligated Group)         5.750     04/01/2042         6,604,025
       215,000   Memphis-Shelby County, TN Airport Authority
                 (Express Airlines)(2)                              6.125     12/01/2016           199,948
     7,870,000   Metropolitan Knoxville, TN Airport Authority
                 (Northwest Airlines)(2)                            8.000     04/01/2032         7,943,742
       505,000   Shelby County, TN HE&HF (Lapaloma
                 Apartments)(2)                                     7.750     12/01/2029           434,815
                                                                                           ---------------
                                                                                                46,372,032
Texas--17.2%
    45,625,000   Alliance Airport Authority, TX (American
                 Airlines)                                          5.250     12/01/2029        35,100,225
    93,500,000   Alliance Airport Authority, TX (American
                 Airlines)                                          5.750     12/01/2029        76,374,540
       305,000   Alliance Airport Authority, TX (American
                 Airlines)                                          7.000     12/01/2011           308,209
       230,000   Beaumont, TX Multifamily HDC (Madison on the
                 Lake Apartments)(2)                                7.750     12/01/2028           209,463
       235,000   Bexar County, TX HFC (American Opportunity
                 Hsg.)(2)                                           7.500     01/01/2013           226,582
       980,000   Bexar County, TX HFC (American Opportunity
                 Hsg.)(2)                                           8.000     01/01/2031           809,705
     1,130,000   Bexar County, TX HFC (American Opportunity
                 Hsg.-Nob Hill Apartments)(3,4)                     8.500     06/01/2031           456,735
       980,000   Bexar County, TX HFC (Doral Club)(2)               8.750     10/01/2036           707,295
       200,000   Bexar County, TX HFC (Honey Creek LLC)(3,4)        8.000     04/01/2030           101,448
       100,000   Bexar County, TX HFC (Honey Creek LLC)(3,4)        9.000     04/01/2030            40,395
     1,460,000   Bexar County, TX HFC (Perrin Square)(3,4)          9.750     11/20/2031         1,333,360
    41,315,000   Brazos River Authority, TX Pollution Control
                 (TXU Energy Company)                               5.000     03/01/2041        12,409,787
    13,500,000   Brazos River Authority, TX Pollution Control
                 (TXU Energy Company)                               5.400     05/01/2029         4,732,830
     2,345,000   Brazos River Authority, TX Pollution Control
                 (TXU Energy Company)                               6.300     07/01/2032           821,805
    14,080,000   Brazos River Authority, TX Pollution Control
                 (TXU Energy Company)                               6.750     04/01/2038        10,429,901
    11,420,000   Brazos River Authority, TX Pollution Control
                 (TXU Energy Company)                               6.750     10/01/2038         3,892,850
    10,000,000   Brazos River Authority, TX Pollution Control
                 (TXU Energy Company)                               7.700     03/01/2032         3,709,300
    28,120,000   Brazos River Authority, TX Pollution Control
                 (TXU Energy Company)                               7.700     04/01/2033        10,430,270
    16,720,000   Cambridge, TX Student Hsg. (Cambridge Student
                 Hsg. Devel.)(2)                                    7.000     11/01/2039        16,454,988
       190,000   Cass County, TX IDC (International Paper
                 Company)(2)                                        6.600     03/15/2024           192,084
    45,125,000   Dallas, TX Area Rapid Transit(1)                   5.250     12/01/2048        47,956,576
    10,000,000   Dallas-Fort Worth, TX International Airport(1)     5.000     11/01/2035        10,000,000


                 39 | Oppenheimer Rochester National Municipals

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS October 29, 2010*(Unaudited)

   Principal
    Amount                                                         Coupon      Maturity         Value
--------------                                                     ------     ----------   ---------------
Texas Continued
$       20,000   Dallas-Fort Worth, TX International Airport(2)     5.750%    11/01/2030   $        20,025
    28,500,000   Dallas-Fort Worth, TX International Airport
                 (American Airlines/AMR Corp. Obligated Group)      5.500     11/01/2030        22,642,110
    63,880,000   Dallas-Fort Worth, TX International Airport
                 Facility (American Airlines)                       6.375     05/01/2035        55,734,022
       305,000   Dallas-Fort Worth, TX International Airport
                 Facility (American Airlines)                       8.250     11/01/2036           310,896
    22,100,000   Dallas-Fort Worth, TX International Airport
                 Facility Improvement Corp.                         9.000     05/01/2029        23,279,035
    45,945,000   Dallas-Fort Worth, TX International Airport
                 Facility Improvement Corp.                         9.125     05/01/2029        48,771,536
     2,115,000   Danbury, TX Higher Education Finance Corp.
                 (Island Foundation)(2)                             6.250     02/15/2036         1,956,058
       350,000   Decatur, TX Hospital Authority (Wise Regional
                 Health System)(2)                                  5.625     09/01/2013           362,418
    22,950,000   Donna, TX GO(2)                                    6.250     02/15/2037        18,058,896
            53   El Paso, TX HFC (Single Family)(2)                 6.180     04/01/2033                56
        50,000   Gainesville, TX Hsg. Authority(2)                  6.800     12/01/2020            48,219
     1,000,000   Grapevine, TX IDC (Air Cargo)(2)                   6.500     01/01/2024         1,001,980
        25,000   Gulf Coast, TX IDA (Citgo Petroleum Corp.)(2)      7.500     05/01/2025            25,588
    11,930,493   Gulf Coast, TX IDA (Microgy Holdings)(3)           7.000     12/01/2036           954,439
       150,000   Gulf Coast, TX Waste Disposal Authority
                 (Valero Energy Corp.)(2)                           5.700     04/01/2032           149,900
     3,225,000   Harris County, TX Cultural Education
                 Facilities Finance Corp. (Space Center
                 Houston)(2)                                        7.000     08/15/2028         3,377,446
     5,340,000   Harris County, TX IDC (Continental Airlines)(2)    5.375     07/01/2019         4,962,676
     1,750,000   HFDC of Central TX (Legacy at Willow Bend
                 Retirement Community)(2)                           5.625     11/01/2026         1,580,023
     2,750,000   HFDC of Central TX (Legacy at Willow Bend
                 Retirement Community)(2)                           5.750     11/01/2036         2,329,443
     2,000,000   HFDC of Central TX (Lutheran Social Services
                 of the South)(2)                                   6.875     02/15/2032         1,931,140
     7,290,000   Houston, TX Airport Special Facilities
                 (Continental Airlines)(2)                          5.700     07/15/2029         6,677,786
     7,940,000   Houston, TX Airport Special Facilities
                 (Continental Airlines)(2)                          5.700     07/15/2029         7,378,721
    16,940,000   Houston, TX Airport Special Facilities
                 (Continental Airlines)(2)                          6.125     07/15/2017        16,823,453
    20,245,000   Houston, TX Airport Special Facilities
                 (Continental Airlines)(2)                          6.125     07/15/2027        19,777,745
    18,735,000   Houston, TX Airport Special Facilities
                 (Continental Airlines)(2)                          6.125     07/15/2027        18,208,734
    56,165,000   Houston, TX Airport Special Facilities
                 (Continental Airlines)                             6.750     07/01/2029        56,509,291
       100,000   Houston, TX Airport Special Facilities
                 (Continental Airlines)                             7.000     07/01/2029           101,004
     3,520,000   Houston, TX Airport Special Facilities
                 (Continental Airlines)                             7.375     07/01/2022         3,577,834
       470,000   Houston, TX IDC (Air Cargo)(2)                     6.375     01/01/2023           470,230


                 40 | Oppenheimer Rochester National Municipals

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS October 29, 2010*(Unaudited)

   Principal
    Amount                                                         Coupon      Maturity         Value
--------------                                                     ------     ----------   ---------------
Texas Continued
$   10,000,000   La Vernia, TX Higher Education Finance Corp.(2)    7.125%    02/15/2038   $    10,938,600
     1,945,000   Lubbock, TX HFC (Las Colinas Quail Creek
                 Apartments)(2)                                     6.000     07/01/2032         1,477,714
     1,800,000   Maverick County, TX GO COP(2)                      8.750     03/01/2034         1,832,796
     6,110,000   Maverick County, TX GO COP(2)                      8.750     03/01/2034         6,177,882
       665,000   Midlothian, TX Devel. Authority Tax
                 Increment(2)                                       5.125     11/15/2026           606,520
    38,000,000   North Central TX HFDC (Children's Medical
                 Center)(1)                                         5.750     08/15/2039        40,618,200
       100,000   Northwest Harris County, TX Municipal Utility
                 District (Waterworks & Sewer)(2)                   6.100     04/01/2012           100,157
     4,921,686   Sabine Neches, TX HFC (Single Family Mtg.)(1)      5.430(6)  12/01/2039         5,251,563
     4,100,000   Sabine, TX River Authority Pollution Control
                 (TXU Electric Company)                             6.150     08/01/2022         1,438,895
     1,800,000   Sabine, TX River Authority Pollution Control
                 (TXU Electric Company)                             6.450     06/01/2021           631,602
        20,000   San Antonio, TX HFC (La Risa Apartments)           8.250     01/01/2026            16,882
     6,800,000   San Jacinto, TX Community College District(1)      5.000     02/15/2033         7,184,268
    10,000,000   San Jacinto, TX Community College District(1)      5.125     02/15/2038        10,585,700
     3,600,000   Southeast TX HFC (Forest View Apartments)(3,4)     6.750     07/01/2037         1,403,892
     5,870,000   Springhill, TX Courtland Heights Public
                 Facility Corp.                                     5.850     12/01/2028         3,645,035
    14,000,000   Tarrant County, TX Cultural Education
                 Facilities Finance Corp. (Baylor Health Care
                 System)(1)                                         5.750     11/15/2024        15,962,240
    34,000,000   Tarrant County, TX Cultural Education
                 Facilities Finance Corp. (Baylor Health Care
                 System)(1)                                         6.250     11/15/2029        38,765,440
     3,750,000   Tarrant County, TX Cultural Education
                 Facilities Finance Corp. (Buckingham Senior
                 Living Community)(2)                               5.750     11/15/2037         3,464,963
    13,500,000   Tarrant County, TX Health Facilities Devel.
                 Corp. (Cook Childrens Medical Center)(2)           5.000     12/01/2033        14,030,145
    16,890,000   Tarrant County, TX Health Facilities Devel.
                 Corp. (Cook Childrens Medical Center)(2)           5.000     12/01/2036        17,399,234
     1,600,000   Travis County, TX HFDC (Querencia Barton
                 Creek)(2)                                          5.650     11/15/2035         1,386,928
     2,495,000   Trinity, TX River Authority (TXU Energy
                 Company)                                           6.250     05/01/2028           849,847
    20,500,000   Trophy Club, TX Public Improvement (Highlands
                 Trophy Club)(2)                                    7.750     10/01/2037        19,684,100
     2,320,000   TX Affordable Hsg. Corp. (American Hsg.
                 Foundation)(3,4)                                   8.000     03/01/2032           115,652
     6,170,000   TX Affordable Hsg. Corp. (South Texas
                 Affordable Properties Corp.)(3,4)                  8.000     03/01/2032         1,860,687
    35,600,000   TX Angelina & Neches River Authority (Aspen
                 Power)(2,9)                                        6.500     11/01/2029        21,219,380
       250,000   TX Angelina & Neches River Authority Waste
                 Disposal (Temple-Inland)(2)                        6.950     05/01/2023           252,980
        10,000   TX Dept. of Hsg. & Community Affairs(2)            5.350     07/01/2033            10,158
    38,380,000   TX Multifamily Housing Options (Affordable
                 Hsg.)                                              0.540(6)  01/01/2039        11,659,777
     1,435,000   TX Multifamily Hsg. Revenue Bond Pass-Through
                 Certificates (Skyway Villas)(2)                    5.950     11/01/2034         1,440,898
     5,960,000   TX Municipal Gas Acquisition & Supply Corp.(2)     1.810(6)  12/15/2026         4,183,741


                 41 | Oppenheimer Rochester National Municipals

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS October 29, 2010*(Unaudited)

   Principal
    Amount                                                         Coupon      Maturity         Value
--------------                                                     ------     ----------   ---------------
Texas Continued
$  331,755,000   TX Municipal Gas Acquisition & Supply Corp.(1)     6.250%    12/15/2026   $   373,330,088
     5,000,000   TX Municipal Gas Acquisition & Supply Corp.(2)     6.250     12/15/2026         5,626,600
     4,360,000   TX Panhandle HFA (Amarillo Affordable
                 Hsg.)(3,4)                                         6.750     03/01/2031         2,200,666
     3,075,000   TX Public Finance Authority Charter School
                 Finance Corp. (Cosmos Foundation)(2)               5.375     02/15/2037         3,042,713
     1,600,000   TX Public Finance Authority Charter School
                 Finance Corp. (Ed-Burnham Wood)(2)                 6.250     09/01/2036         1,506,336
        10,000   TX Student Hsg. Corp. (University of North
                 Texas)(2)                                          6.000     07/01/2011             9,846
       635,000   TX Student Hsg. Corp. (University of North
                 Texas)(2)                                          6.750     07/01/2021           514,947
       200,000   TX Student Hsg. Corp. (University of North
                 Texas)(2)                                          6.850     07/01/2031           147,534
     2,500,000   Tyler, TX HFDC (Mother Frances Hospital
                 Regional Health Care Center)(2)                    5.000     07/01/2033         2,354,375
     2,115,000   Vintage Township, TX Public Facilities Corp.(2)    7.375     10/01/2038         2,015,003
       928,000   Vintage Township, TX Public Facilities Corp.(2)    7.375     10/01/2038           884,124
                                                                                           ---------------
                                                                                             1,189,547,160
U.S. Possessions--1.3%
     1,500,000   Guam Government Department of Education COP
                 (John F. Kennedy High School)(2)                   6.625     12/01/2030         1,565,700
     2,200,000   Guam Government Department of Education COP
                 (John F. Kennedy High School)(2)                   6.875     12/01/2040         2,306,128
       600,000   Northern Mariana Islands Commonwealth, Series
                 A(2)                                               6.750     10/01/2033           597,324
     1,765,000   Puerto Rico Highway & Transportation Authority     5.300     07/01/2035         1,809,178
     2,110,000   Puerto Rico Highway & Transportation
                 Authority, Series H(2)                             5.450     07/01/2035         2,186,867
    11,000,000   Puerto Rico Sales Tax Financing Corp., Series
                 A(1)                                               5.250     08/01/2057        11,488,073
    26,610,000   Puerto Rico Sales Tax Financing Corp., Series
                 A(2)                                               5.250     08/01/2057        27,789,621
    13,000,000   Puerto Rico Sales Tax Financing Corp., Series
                 C(2)                                               5.250     08/01/2041        13,594,880
    17,000,000   Puerto Rico Sales Tax Financing Corp., Series
                 C(1)                                               5.750     08/01/2057        18,702,040
     6,300,000   Puerto Rico Sales Tax Financing Corp., Series
                 C(2)                                               6.000     08/01/2039         7,113,393
                                                                                           ---------------
                                                                                                87,153,204
Utah--0.1%
        85,000   Emery County, UT Pollution Control
                 (Pacificorp)(2)                                    5.625     11/01/2023            85,142
     1,655,000   UT HFA (RHA Community Service of Utah)(2)          6.875     07/01/2027         1,565,514
     1,315,000   Utah County, UT Charter School (Lincoln
                 Academy)(2)                                        5.875     06/15/2037         1,154,504
       825,000   Utah County, UT Charter School (Renaissance
                 Academy)(2)                                        5.625     07/15/2037           699,122
     4,425,000   West Valley City, UT Sewer (East Hollywood
                 High School)(2)                                    5.625     06/15/2037         3,680,715
                                                                                           ---------------
                                                                                                 7,184,997
Vermont--0.0%
        10,000   VT EDA (Wake Robin Corp.)(2)                       6.000     03/01/2022            10,009
       100,000   VT EDA (Wake Robin Corp.)(2)                       6.300     03/01/2033            97,880


                 42 | Oppenheimer Rochester National Municipals

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS October 29, 2010*(Unaudited)

   Principal
    Amount                                                         Coupon      Maturity         Value
--------------                                                     ------     ----------   ---------------
Vermont Continued
$    2,323,180   VT Educational & Health Buildings Financing
                 Agency (Marlboro College)(2)                       2.779%    04/01/2019   $     1,887,514
                                                                                           ---------------
                                                                                                 1,995,403
Virginia--1.1%
       570,000   Bedford County, VA IDA (Georgia-Pacific
                 Corp.)(2)                                          5.600     12/01/2025           561,986
     1,875,000   Celebrate, VA North Community Devel. Authority
                 Special Assessment(2)                              6.750     03/01/2034         1,364,288
    14,700,000   Farms New Kent, VA Community Devel. Authority
                 Special Assessment(2)                              5.125     03/01/2036        10,796,856
     9,200,000   Farms New Kent, VA Community Devel. Authority
                 Special Assessment(2)                              5.450     03/01/2036         7,014,540
     3,206,000   Farms New Kent, VA Community Devel. Authority
                 Special Assessment(2)                              5.800     03/01/2036         2,540,050
     4,000,000   Lewistown, VA Commerce Center Community Devel.
                 Authority                                          6.050     03/01/2027         1,780,800
     3,000,000   New Port, VA CDA(2)                                5.600     09/01/2036         1,787,430
     2,050,000   Norfolk, VA EDA, Series A(2)                       6.000     11/01/2036         1,531,494
       760,000   Norfolk, VA Redevel. & Hsg. Authority (First
                 Mtg.-Retirement Community)(2)                      6.125     01/01/2035           691,273
    10,425,000   Peninsula, VA Town Center Community Devel.
                 Authority Special Obligation(2)                    6.450     09/01/2037        10,384,238
    10,000,000   Richmond, VA Public Utility(1)                     5.000     01/15/2040        10,682,600
     5,200,000   VA Celebrate South CDA Special Assessment(2)       6.250     03/01/2037         3,703,388
     3,400,000   VA H2O Community Devel. Authority                  5.200     09/01/2037         1,892,304
     9,770,000   VA Small Business Financing Authority (Hampton
                 Roads Proton)(2)                                   9.000     07/01/2039        10,290,253
   228,700,000   VA Tobacco Settlement Authority                    7.075(5)  06/01/2047         7,716,338
     2,500,000   West Point, VA IDA Solid Waste (Chesapeake
                 Corp.)(3,4)                                        6.375     03/01/2019               250
                                                                                           ---------------
                                                                                                72,738,088
Washington--3.2%
    11,480,000   Chelan County, WA Public Utility District No.
                 001 (Chelan Hydropower)(1)                         5.600     01/01/2036        11,561,813
        25,000   King County, WA Hsg. Authority (Cascadian
                 Apartments)(2)                                     6.800     07/01/2019            25,089
        15,000   King County, WA Hsg. Authority (Kona
                 Village)(2)                                        6.700     01/01/2020            15,004
       125,000   King County, WA Hsg. Authority (Southwood
                 Square Apartments)(2)                              6.100     10/01/2021           121,315
       725,000   King County, WA Hsg. Authority (Southwood
                 Square Apartments)(2)                              6.200     10/01/2031           672,206
        30,000   King County, WA Hsg. Authority (Woodridge
                 Park)(2)                                           6.250     05/01/2015            30,387
        50,000   King County, WA Hsg. Authority (Woodridge
                 Park)(2)                                           6.350     05/01/2025            50,472
    22,595,000   King County, WA Sewer(1)                           5.750     01/01/2043        25,224,962
     1,820,000   Kitsap County, WA Consolidated Hsg.
                 Authority(2)                                       5.500     06/01/2027         1,552,842
     2,350,000   Kitsap County, WA Consolidated Hsg.
                 Authority(2)                                       5.600     06/01/2037         1,900,187


                 43 | Oppenheimer Rochester National Municipals

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS October 29, 2010*(Unaudited)

   Principal
    Amount                                                         Coupon      Maturity         Value
--------------                                                     ------     ----------   ---------------
Washington Continued
$       50,000   Kitsap County, WA Consolidated Hsg. Authority
                 (Heritage Apartments)(2)                           6.100%    10/01/2031   $        44,541
    36,900,000   Port of Seattle, WA(1)                             5.000     10/01/2032        37,569,403
     5,000,000   Port of Seattle, WA Special Facility
                 (Northwest Airlines)(2)                            7.125     04/01/2020         5,008,200
    13,700,000   Port of Seattle, WA Special Facility
                 (Northwest Airlines)(2)                            7.250     04/01/2030        13,779,323
     2,390,000   Snohomish County, WA Hsg. Authority (Westwood
                 Crossing Apartments)(2)                            5.250     05/01/2037         1,858,201
       100,000   Snohomish County, WA Hsg. Authority
                 (Whispering Pines Apartments)(2)                   5.100     09/01/2015            97,874
     1,675,000   Snohomish County, WA Hsg. Authority
                 (Whispering Pines Apartments)(2)                   5.600     09/01/2025         1,497,467
     1,250,000   Snohomish County, WA Hsg. Authority
                 (Whispering Pines Apartments)(2)                   5.750     09/01/2030         1,092,113
     1,500,000   Tes Properties, WA(1)                              5.500     12/01/2029         1,646,130
    12,000,000   Tes Properties, WA(1)                              5.625     12/01/2038        12,899,280
    19,500,000   WA Health Care Facilities Authority
                 (Peacehealth)(1)                                   5.000     11/01/2018        22,035,000
    17,410,000   WA Health Care Facilities Authority
                 (Peacehealth)(1)                                   5.000     11/01/2028        18,621,213
    19,690,000   WA Health Care Facilities Authority
                 (Providence Helath & Services)(2)                  5.000     10/01/2039        20,423,256
    15,000,000   WA Health Care Facilities Authority (Seattle
                 Childrens Hospital)(1)                             5.625     10/01/2038        16,216,800
       115,000   WA HEFA (Seattle University)(2)                    5.250     05/01/2039           118,393
    10,760,000   WA Kalispel Tribe Indians Priority District(2)     6.750     01/01/2038         9,523,891
    14,285,000   WA Tobacco Settlement Authority (TASC)(2)          6.625     06/01/2032        14,508,846
                                                                                           ---------------
                                                                                               218,094,208
West Virginia--0.4%
    13,435,000   Harrison County, WV Tax Increment (Charles
                 Pointe)(2)                                         7.000     06/01/2028        11,810,305
     1,840,000   Harrison County, WV Tax Increment (Charles
                 Pointe)(2)                                         7.000     06/01/2035         1,685,458
    13,710,000   Harrison County, WV Tax Increment (Charles
                 Pointe)(2)                                         7.000     06/01/2035        11,515,989
     1,920,000   WV Hospital Finance Authority (Charleston Area
                 Medical Center)(2)                                 5.500     09/01/2025         1,987,354
        10,000   WV Hospital Finance Authority (Charleston Area
                 Medical Center)(2)                                 7.250     10/01/2014            10,041
     4,000,000   WV Hospital Finance Authority (UTD Health
                 System)(2)                                         5.500     06/01/2039         4,104,360
                                                                                           ---------------
                                                                                                31,113,507
Wisconsin--0.7%
    27,100,000   Aztalan, WI Exempt Facility (Renew Energy)(3,4)    7.500     05/01/2018         3,441,700
       610,000   Milwaukee, WI (Aero Milwaukee)(2)                  6.500     01/01/2025           610,964
     1,195,000   Milwaukee, WI (Air Cargo)(2)                       7.500     01/01/2025         1,162,388
     1,350,000   Monroe, WI Redevel. Authority (Monroe
                 Clinic)(2)                                         5.875     02/15/2039         1,400,517


                 44 | Oppenheimer Rochester National Municipals

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS October 29, 2010*(Unaudited)

   Principal
    Amount                                                         Coupon      Maturity         Value
--------------                                                     ------     ----------   ---------------
Wisconsin Continued
$    3,970,000   Necedah, WI Community Devel. Authority Exempt
                 Facility (Castle Rock Renewable Fuels)(2)          7.500%    03/01/2018   $     1,647,113
       165,000   New Berlin, WI Hsg. Authority (Pinewood
                 Creek)(2)                                          6.800     11/01/2012           162,139
       160,000   New Berlin, WI Hsg. Authority (Pinewood
                 Creek)(2)                                          6.850     05/01/2013           156,422
     1,625,000   New Berlin, WI Hsg. Authority (Pinewood
                 Creek)(2)                                          7.125     05/01/2024         1,395,193
       200,000   Reedsburg, WI Industrial Devel. Revenue
                 (Seats, Inc.)(2)                                   6.250     05/01/2019           185,670
     1,750,000   Sokaogon, WI Chippewa Community (Gaming)(2)        7.000     01/01/2026         1,062,075
     1,800,000   Sokaogon, WI Chippewa Community (Gaming)(2)        8.250     01/01/2017         1,097,802
     3,000,000   WI H&EFA (AE Nursing Centers)(2)                   7.250     06/01/2038         2,859,300
        55,000   WI H&EFA (Aurora Health Care)(2)                   5.625     02/15/2029            55,024
       750,000   WI H&EFA (Beloit College)(2)                       6.125     06/01/2035           783,390
       900,000   WI H&EFA (Beloit College)(2)                       6.125     06/01/2039           935,046
     1,000,000   WI H&EFA (Eastcastle Place)(2)                     6.125     12/01/2034           887,340
    13,000,000   WI H&EFA (Froedtert & Community Health)(1)         5.000     04/01/2034        13,451,143
        70,000   WI H&EFA (Marshfield Clinic)(2)                    6.250     02/15/2029            70,113
     7,335,000   WI H&EFA (Wellington Homes)(2)                     6.750     09/01/2037         6,923,580
     2,385,000   WI H&EFA (Wisconsin Illinois Senior Hsg.)(2)       5.800     08/01/2029         2,282,612
     7,025,000   WI Hsg. & EDA (Home Ownership), Series D(1)        5.100     09/01/2024         7,137,691
                                                                                           ---------------
                                                                                                47,707,222
                                                                                           ---------------
Total Municipal Bonds and Notes (Cost $10,019,754,577)                                       8,363,996,843
Corporate Bonds and Notes--0.2%
    14,486,137   Delta Air Lines, Inc., Sr. Unsec. Nts.(2,13)
                 (Cost $14,341,277)                                 8.000     12/01/2015        11,607,307

    Shares
--------------
Common Stocks--0.0%
       146,685   Delta Air Lines, Inc.(4,13) (Cost $943,887)                                     2,037,455
Preferred Stocks--0.1%
        12,500   Converted Organics, Inc., Series A(4,13)
                 (Cost $12,500,000)                                                              5,884,125
                                                                                           ---------------
Total Investments, at Value (Cost $10,047,539,741)-121.5%                                    8,383,525,730
Liabilities in Excess of Other Assets-(21.5)                                                (1,482,536,357)
                                                                                           ---------------
Net Assets-100.0%                                                                          $ 6,900,989,373
                                                                                           ===============

Footnotes to Statement of Investments

* October 29, 2010 is the last business day of the Fund's quarterly period. See accompanying Notes.

(1.) Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently transferred to a trust. See accompanying Notes.

(2.) All or a portion of the security position has been segregated for collateral to cover borrowings. See accompanying Notes.

(3.) Issue is in default. See accompanying Notes.

(4.) Non-income producing security.

(5.) Zero coupon bond reflects effective yield on the date of purchase.

(6.) Represents the current interest rate for a variable or increasing rate security.

(7.) Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

(8.) Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $2,763,420 or 0.04% of the Fund's net assets as of October 29, 2010.

(9.) Subject to a forbearance agreement. Rate shown is current rate. See accompanying Notes.


                 45 | Oppenheimer Rochester National Municipals

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS October 29, 2010*(Unaudited)

(10.) Restricted security. The aggregate value of restricted securities as of October 29, 2010 was $44,142,678, which represents 0.64% of the Fund's net assets. See accompanying Notes. Information concerning restricted securities is as follows:

                                                                                                  UNREALIZED
                                                    ACQUISITION                                  APPRECIATION
SECURITY                                                DATE            COST         VALUE      (DEPRECIATION)
--------                                          ---------------   -----------   -----------   --------------
IL Finance Authority (Monarch Landing)                    6/11/09   $ 1,582,902   $   317,420    $ (1,265,482)
IL Finance Authority (Monarch Landing)            6/10/09-6/11/09     7,292,783     1,555,358      (5,737,425)
IL Finance Authority (Monarch Landing)                    12/6/07    27,315,443     3,809,041     (23,506,402)
IL Finance Authority (Sedgebrook)                         5/15/09     1,345,921       560,000        (785,921)
IL Finance Authority (Sedgebrook)                          6/4/09     5,440,026     2,520,000      (2,920,026)
IL Finance Authority (Sedgebrook)                          8/9/07     7,882,285     2,380,000      (5,502,285)
NY Liberty Devel. Corp. (Bank of America Tower)           7/21/10    32,312,416    33,000,859         688,443
                                                                    -----------   -----------    ------------
                                                                    $83,171,776   $44,142,678    $(39,029,098)
                                                                    ===========   ===========    ============

(11.) Represents the current interest rate for a variable rate bond known as an "inverse floater." See accompanying Notes.

(12.) When-issued security or delayed delivery to be delivered and settled after October 29, 2010. See accompanying Notes.

(13.) Received as a result of a corporate action.

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The table below categorizes amounts as of October 29, 2010 based on valuation input level:

                                                                  LEVEL 3--
                              LEVEL 1--         LEVEL 2--        SIGNIFICANT
                              UNADJUSTED    OTHER SIGNIFICANT   UNOBSERVABLE
                            QUOTED PRICES   OBSERVABLE INPUTS      INPUTS           VALUE
                            -------------   -----------------   ------------   --------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Municipal Bonds and Notes
   Alabama                    $       --      $   35,776,307     $        --   $   35,776,307
   Alaska                             --          15,207,187              --       15,207,187
   Arizona                            --         228,797,940              --      228,797,940
   Arkansas                           --           5,788,616              --        5,788,616
   California                         --       1,297,339,518              --    1,297,339,518
   Colorado                           --         357,153,297              --      357,153,297
   Connecticut                        --           7,612,194              --        7,612,194
   Delaware                           --           6,253,354              --        6,253,354
   District of Columbia               --         216,863,651              --      216,863,651
   Florida                            --       1,082,087,957              --    1,082,087,957
   Georgia                            --          97,921,093               5       97,921,098
   Hawaii                             --           9,340,102              --        9,340,102
   Idaho                              --              55,521              --           55,521
   Illinois                           --         467,072,179              --      467,072,179
   Indiana                            --         160,814,499              --      160,814,499
   Iowa                               --         145,873,080              --      145,873,080
   Kansas                             --           6,110,686              --        6,110,686
   Kentucky                           --          19,807,678           1,336       19,809,014


                 46 | Oppenheimer Rochester National Municipals

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS October 29, 2010*(Unaudited)

   Louisiana                          --         107,226,613              --      107,226,613
   Maine                              --          32,473,183              --       32,473,183
   Maryland                           --          19,036,317              --       19,036,317
   Massachusetts                      --         141,340,339              --      141,340,339
   Michigan                           --         241,580,446              --      241,580,446
   Minnesota                          --          62,795,843             634       62,796,477
   Mississippi                        --          18,518,978              --       18,518,978
   Missouri                           --          90,621,726              --       90,621,726
   Montana                            --          12,507,425              --       12,507,425
   Multi States                       --           4,566,560              --        4,566,560
   Nebraska                           --          40,012,167              --       40,012,167
   Nevada                             --           8,782,402              --        8,782,402
   New Hampshire                      --           7,134,559              --        7,134,559
   New Jersey                         --         660,447,849              --      660,447,849
   New Mexico                         --          40,650,843              --       40,650,843
   New York                           --         274,045,535              --      274,045,535
   North Carolina                     --          62,012,179              --       62,012,179
   North Dakota                       --           3,501,876              --        3,501,876
   Ohio                               --         291,081,619              --      291,081,619
   Oklahoma                           --          62,595,922              --       62,595,922
   Oregon                             --           2,880,537              --        2,880,537
   Pennsylvania                       --         113,721,919               9      113,721,928
   Rhode Island                       --         136,557,262              --      136,557,262
   South Carolina                     --          31,825,820              --       31,825,820
   South Dakota                       --          36,296,260              --       36,296,260
   Tennessee                          --          46,372,032              --       46,372,032
   Texas                              --       1,177,887,316      11,659,844    1,189,547,160
   U.S. Possessions                   --          87,153,204              --       87,153,204
   Utah                               --           7,184,997              --        7,184,997
   Vermont                            --           1,995,403              --        1,995,403
   Virginia                           --          72,737,838             250       72,738,088
   Washington                         --         218,094,208              --      218,094,208
   West Virginia                      --          31,113,507              --       31,113,507
   Wisconsin                          --          47,707,222              --       47,707,222
Corporate Bonds and Notes             --          11,607,307              --       11,607,307
Common Stocks                  2,037,455                  --              --        2,037,455
Preferred Stocks                      --                  --       5,884,125        5,884,125
                              ----------      --------------     -----------   --------------
Total Assets                  $2,037,455      $8,363,942,072     $17,546,203   $8,383,525,730
                              ----------      --------------     -----------   --------------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION METHODOLOGIES, IF ANY, DURING THE REPORTING PERIOD.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

ABH       Adventist Bolingbrook Hospital
ACMC      Advocate Condell Medical Center
AG        Allegheny General Hospital
AGH       Adventist Glenoaks Hospital
AH        Ascension Health
AHCN      Advocate Condell Medical Center
AH&HC     Advocate Health & Hospital Center
AHF       American Housing Foundation
AHSGA     Adventist Health System-Georgia


                 47 | Oppenheimer Rochester National Municipals

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS October 29, 2010*(Unaudited)

ANSHN     Advocate North Side Health Network
AUS       Allegheny United Hospital
CAB       Capital Appreciation Bond
CDA       Communities Devel. Authority
CDHA      Central Dupage Hospital Association
CDHS      Central Dupage Health System
CFGH      Central Florida Group Homes
CMH       Copley Memorial Hospital
COP       Certificates of Participation
DA        Dormitory Authority
DRIVERS   Derivative Inverse Tax Exempt Receipts
EDA       Economic Devel. Authority
EDC       Economic Devel. Corp.
EDFA      Economic Devel. Finance Authority
EF&CD     Environmental Facilities and Community Devel.
EMH       Elmhurst Memorial Hospital
EMHC      Elmhurst Memorial Healthcare
EMHH      Elmhurst Memorial Home Health
GO        General Obligation
H&EFA     Health and Educational Facilities Authority
H&EFB     Health and Educational Facilities Board
H&HEFA    Hospitals and Higher Education Facilities Authority
HAPM      Health Alliance Plan of Michigan
HDA       Hospital Devel. Authority
HDC       Housing Devel. Corp.
HE&HF     Higher Educational and Housing Facilities
HE&HFA    Higher Education and Health Facilities Authority
HE&HFB    Health Educational and Housing Facility Board
HEFA      Higher Education Facilities Authority
HFA       Housing Finance Agency
HFC       Housing Finance Corp.
HFDC      Health Facilities Devel. Corp.
HFHS      Henry Ford Health System
HUHS      Hahnemann University Hospital System
IDA       Industrial Devel. Agency
IDC       Industrial Devel. Corp.
IFPCFA    Industrial Facilities and Pollution Control Financing Authority
JDAM      Julia Dyckman Andrus Memorial
JFK       John Fitzgerald Kennedy
JGCCF     Jewish Geriatric & Convalescent Center Foundation
JHF       Jewish Hospital Foundation
LH        Lowman Home
LS        Lutheran Services
MA        Mercy Alliance
MCP       Medical College Of Pennsylvania
MetroF    Metro Foundation
MetroH    Metropolitan Hospital
MetroHC   Metropolitan Health Corporation
M-S-R Modesto Irrigation District of the City of Santa Clara and the City of Redding
NH        Northgate Housing
NTH       North Terrace Housing
NY/NJ     New York/New Jersey
NYC       New York City
NYS       New York State
PHC       Piedmont Healthcare
PHF       Piedmont Hospital Foundation
RCF       Rush-Copley Foundation
RCMC      Rush-Copley Medical Center


                 48 | Oppenheimer Rochester National Municipals

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS October 29, 2010*(Unaudited)

RHA       Resource Healthcare of America
RITES     Residual Interest Tax Exempt Security
ROLs      Residual Option Longs
RUMC      Rush University Medical Center
Res Rec   Resource Recovery Facility
SJHCN     St. Joseph Home Care Network
SJHE      St. Joseph Hospital of Eureka
SJHO      St. Joseph Hospital of Orange
SJHS      St. Joseph Health System
SMHC      St. Marys Healthcare Center
SVH       Saint Vincent's Hospital
TASC      Tobacco Settlement Asset-Backed Bonds
TYW       The YMCA of Wichita
UDC       Urban Devel. Corp.
VH        Village Housing
VS        Village Shalom
VSCF      Village Shalom Charitable Foundation
WH&MC     Wyandotte Hospital & Medical Center
WPAHS     West Penn Allegheny Health System
WPAON     West Penn Allegheny Oncology Network
WPH       Western Pennsylvania Hospital
WSREC     West Suburban Recycling and Energy Corp.

NOTES TO STATEMENT OF INVESTMENTS

QUARTERLY PERIOD. Since October 29, 2010 represents the last day during the Fund's quarterly period on which the New York Stock Exchange was open for trading, the Fund's financial statements have been presented through that date to maintain consistency with the Fund's net asset value calculations used for shareholder transactions.

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," inputs other than unadjusted quoted prices for an asset that are observable are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.


                 49 | Oppenheimer Rochester National Municipals

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS October 29, 2010*(Unaudited)

U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and "money market-type" debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the "bid" and "asked" prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of October 29, 2010, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

                         WHEN-ISSUED OR
                        DELAYED DELIVERY
                       BASIS TRANSACTIONS
                       ------------------
Purchased securities       $16,100,000
Sold securities              5,520,290

INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund may expose up to 35% of its total assets to the effects of leverage from its investments in inverse floaters. The Fund's exposure to the effects of leverage from its investments in inverse floaters amount to $1,544,960,000 as of October 29, 2010.

Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the "municipal bond") to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the "sponsor") creates a trust (the "Trust") and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a


                 50 | Oppenheimer Rochester National Municipals

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS October 29, 2010*(Unaudited)

residual interest in the municipal bond (referred to as an "inverse floating rate security") to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund's repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities in the annual and semiannual reports. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust's liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund's Statement of Operations in the annual and semiannual reports. At October 29, 2010, municipal bond holdings with a value of $2,471,683,579 shown on the Fund's Statement of Investments are held by such Trusts and serve as collateral for the $1,544,960,000 in short-term floating rate notes issued and outstanding at that date.

The Fund's investments in inverse floaters involve certain risks. The market value of an inverse floating rate security can be more volatile than that of a conventional fixed-rate bond having similar credit quality, maturity and redemption provisions. Typically, an inverse floating rate security tends to underperform fixed rate bonds when long-term interest rates are rising but tends to outperform fixed rate bonds when long-term interest rates are stable or falling. An inverse floating rate security entails a degree of leverage because the trust issues short-term securities in a ratio to the inverse floating rate security with the underlying long-term bond providing collateral for the obligation to pay the principal value of the short-term securities if and when they are tendered. If the Fund has created the inverse floater by depositing a long-term bond into a trust, it may be required to provide additional collateral for the short-term securities if the value of the underlying bond deposited in the trust falls.

At October 29, 2010, the Fund's residual exposure to these types of inverse floating rate securities were as follows:

  PRINCIPAL                                                                        COUPON    MATURITY
   AMOUNT      INVERSE FLOATER(1)                                                 RATE (2)     DATE         VALUE
------------   ------------------                                                 --------   --------   ------------
$  3,515,000   AL HFA (Single Family Mtg.) ROLs(3)                                  14.037%   10/1/32   $  3,569,869
   5,046,000   Aurora, IL Single Family Mtg. ROLs(3)                                14.513    12/1/39      6,061,709
   5,370,000   Aurora, IL Single Family Mtg. ROLs(3)                                19.109    12/1/45      8,009,355
  57,275,000   AZ Health Facilities Authority ROLs(3)                                1.007     1/1/37     33,182,271
  17,620,000   AZ Health Facilities Authority ROLs(3)                                1.025     1/1/37     10,208,147
  53,605,000   AZ Health Facilities Authority ROLs(3)                                1.025     1/1/37     31,056,057
   4,125,000   Broward County, FL Water and Sewer ROLs(3)                           15.570    10/1/34      5,321,910
   3,715,000   CA Dept. of Veterans Affairs Home Purchase ROLs(3)                   15.391    12/1/28      3,727,148
   4,400,000   CA GO ROLs(3)                                                        13.681    12/1/36      4,072,596
  76,860,000   CA Golden State Tobacco Securitization Corp. ROLs(3)                  7.483     6/1/47     46,093,711
   3,855,000   CA Health Facilities Financing Authority ROLs(3)                     17.308     7/1/39      4,883,051
   5,000,000   CA Infrastructure and Economic Devel. (Sanford Consortium) RITES      7.902    5/15/40      5,459,300
   2,615,000   Cerritos, CA Community College District DRIVERS                      15.349     8/1/33      3,400,128
   4,710,000   Chelan County, WA Public Utility District No. 1 ROLs(3)              10.213     1/1/36      4,791,813
  13,125,000   CO Health Facilities Authority (Catholic Health Initiatives)
               DRIVERS                                                               7.654     7/1/39     13,585,425
  11,985,000   Dallas, TX Area Rapid Transit ROLs(3)                                14.707    12/1/48     14,816,576
   2,500,000   Dallas-Fort Worth, TX International Airport ROLs(3)                  12.618    11/1/35      2,500,000
   8,250,000   Desert, CA Community College District(3)                             14.701     8/1/37      9,248,250
   2,525,000   Detroit, MI City School District ROLs(3)                             15.510     5/1/29      3,878,602
  12,015,000   Detroit, MI Sewer Disposal System ROLs(3)                             0.786     7/1/32      1,169,180
   5,000,000   District of Columbia GO ROLs(3)                                       7.760     4/1/43      5,186,100


                 51 | Oppenheimer Rochester National Municipals

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS October 29, 2010*(Unaudited)

   9,265,000   District of Columbia GO ROLs(3)                                       7.759     4/1/43      9,609,658
   2,595,000   District of Columbia HFA RITES                                       14.126     6/1/38      2,815,575
   4,675,000   Douglas County, NE Hospital Authority ROLs(3)                        15.745    11/1/48      6,393,951
   1,395,000   FL HFC ROLs(3)                                                       15.095     7/1/38      1,577,578
  14,530,000   Fulton County, GA Devel. Authority (PHC/Piedmont Hospital/PHF
               Obligated Group) DRIVERS                                              7.654    6/15/29     15,896,692
   6,865,000   Fulton County, GA Devel. Authority (PHC/Piedmont Hospital/PHF
               Obligated Group) DRIVERS                                              8.086    6/15/37      7,474,063
   5,000,000   Highlands County, FL Health Facilities Authority ROLs(3)              8.255   11/15/36      5,233,400
   6,670,000   IL Finance Authority (Advocate Health Care) DRIVERS                  12.279     4/1/44      7,814,172
   5,790,000   IL Finance Authority (Advocate Health Care) DRIVERS                  11.963     4/1/44      6,634,240
   3,670,000   IL Finance Authority (Advocate Health Care) DRIVERS                  11.950     4/1/44      4,204,462
   3,335,000   IL Finance Authority (Advocate Health Care) DRIVERS                  11.955     4/1/44      3,820,876
   2,935,000   IL Finance Authority (Advocate Health Care) DRIVERS                  11.954     4/1/44      3,362,571
   1,670,000   IL Finance Authority (AH&HC/ANSHN/ACMC/AHCN Obligated Group)         11.938     4/1/44      1,912,935
   6,250,000   IL Finance Authority (CDHS/CDHA Obligated Group) DRIVERS              8.519    11/1/39      7,062,375
   2,500,000   IL Finance Authority (CDHS/CDHA Obligated Group) DRIVERS              8.303    11/1/39      2,779,300
   1,445,000   IL Finance Authority (Piedmont Healthcare) DRIVERS                    7.642    6/15/29      1,580,671
  20,000,000   IL Metropolitan Pier & Exposition Authority ROLs(3)                   8.710    6/15/50     22,262,400
   8,000,000   IN Finance Authority (Trinity Health Credit Group) DRIVERS           11.636    12/1/38      9,403,040
   5,650,000   King County, WA Sewer ROLs(3)                                        17.305     1/1/43      8,279,962
   3,500,000   KY EDFA (Baptist Healthcare System) ROLs(3)                          16.005    8/15/24      4,974,620
   9,000,000   Lakeland, FL Energy System DRIVERS                                    8.090    10/1/36     10,193,400
   7,985,000   Los Angeles, CA Dept. of Airports (Los Angeles International
               Airport) DRIVERS                                                     15.535    5/15/30      9,598,928
   1,250,000   Los Angeles, CA Dept. of Water & Power DRIVERS                       14.459     7/1/34      1,572,050
   1,250,000   Los Angeles, CA Dept. of Water & Power DRIVERS                       14.459     7/1/39      1,550,600
   4,065,000   Los Angeles, CA Harbor Dept. DRIVERS                                 15.342     8/1/39      5,126,128
   2,750,000   Los Angeles, CA Unified School District ROLs(3)                      14.221     7/1/32      3,266,560
   1,835,000   Los Angeles, CA Unified School District ROLs(3)                      14.682     1/1/34      2,125,077
   2,640,000   Los Angeles, CA Unified School District ROLs(3)                      14.688     1/1/34      3,057,331
   2,190,000   Los Angeles, CA Unified School District ROLs(3)                      14.663     1/1/34      2,536,195
   7,500,000   Los Angeles, CA Unified School District ROLs(3)                      14.701     7/1/32      8,908,800
   7,605,000   MA Educational Financing Authority ROLs(3)                           15.259     1/1/30      9,396,510
   2,125,000   MA H&EFA ROLs(3)                                                      7.791     7/1/34      2,285,225
  11,550,000   MA H&EFA ROLs(3)                                                      7.791     7/1/39     12,269,796
   3,940,000   MA HFA ROLs(3)                                                       10.350     6/1/49      3,974,160
   3,125,000   MA HFA ROLs(3)                                                       10.584    12/1/49      3,175,063
  13,020,000   MA HFA ROLs(3)                                                       14.494     7/1/25     13,865,128
   7,330,000   Metropolitan Washington D.C. Airport Authority ROLs(3)               14.609    10/1/32      7,892,944
   4,035,000   Metropolitan Washington D.C. Airport Authority, Series B DRIVERS     10.787    10/1/34      4,187,039
   6,660,000   MI Hospital Finance Authority (McLaren Health Care Corp.)
               DRIVERS                                                               7.707     8/1/35      6,726,067
   5,000,000   Miami-Dade County, FL Aviation ROLs(3)                               11.186    10/1/40      4,918,700
   2,500,000   Miami-Dade County, FL School Board ROLs(3)                           15.570     2/1/27      3,370,900
   2,500,000   Miami-Dade County, FL School Board ROLs(3)                           14.701     2/1/27      3,153,200
  12,500,000   Miami-Dade County, FL School Board ROLs(3)                           16.005     2/1/34     15,450,000


                 52 | Oppenheimer Rochester National Municipals

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS October 29, 2010*(Unaudited)

   3,000,000   Montgomery County, OH (Catholic Health Initiatives) DRIVERS          14.319     5/1/39      3,567,000
   1,945,000   Montgomery County, OH Sewer (Catholic Health Initiatives)            14.319     5/1/39      2,312,605
   2,885,000   Newport Beach, CA GO ROLs(3)                                         14.695    12/1/24      3,358,717
  60,560,000   NJ Tobacco Settlement Financing Corp. ROLs(3)                         5.132     6/1/29     46,393,199
   7,190,000   NM Hospital Equipment ROLs(3)                                        11.243     8/1/39      7,726,446
   9,500,000   North Central Texas HFDC (Children's Medical Center) DRIVERS         17.075    8/15/39     12,118,200
  16,165,000   NY Liberty Devel. Corp. ROLs(3)                                       8.097    1/15/44     16,840,859
   5,000,000   NYC Municipal Water Finance Authority DRIVERS                        14.476    6/15/36      5,941,600
   5,000,000   NYC Municipal Water Finance Authority DRIVERS                        14.476    6/15/39      6,363,400
   3,020,000   NYS DA (State Personal Income Tax Authority) DRIVERS                 14.470    3/15/35      3,571,814
   2,500,000   NYS DA ROLs(3)                                                       14.701    3/15/38      3,128,600
   5,000,000   NYS UDC (State Personal Income Tax Authority) DRIVERS                14.476    3/15/37      6,086,400
   3,335,000   Orange County, FL Health Facilities Authority (The Nemours
               Foundation) DRIVERS                                                  10.981     1/1/39      3,704,285
   4,625,000   Orlando, FL Utilities Commission ROLs(3)                             15.570    10/1/39      6,160,870
   3,750,000   Orlando, FL Utilities Commission ROLs(3)                             14.701    10/1/33      4,752,300
   2,875,000   PA Geisinger Authority Health System, Series A DRIVERS               15.342     6/1/39      3,516,930
   3,100,000   Pima County, AZ IDA ROLs(3)                                          15.944     7/1/39      3,631,340
  11,070,000   Port of Seattle, WA Special Facilities ROLs(3)                       12.257    10/1/32     11,739,403
   3,670,000   Puerto Rico Sales Tax Financing Corp. DRIVERS                        11.731     8/1/57      4,158,073
   4,250,000   Puerto Rico Sales Tax Financing Corp. ROLs(3)                        17.278     8/1/57      5,952,040
   3,150,000   RI Hsg. & Mtg. Finance Corp. ROLs(3)                                 15.470    10/1/47      3,321,108
   2,500,000   Richmond, VA Public Utility ROLs(3)                                  14.701    1/15/40      3,182,600
   1,305,000   Sabine Neches, TX HFC (Single Family Mtg.) ROLs                      13.159    12/1/39      1,561,563
   3,750,000   San Diego, CA Public Facilities Financing Authority DRIVERS          15.775     8/1/34      5,080,650
   5,425,000   San Francisco, CA Bay Area Toll Authority ROLs(3)                    11.562     4/1/47      6,219,383
   7,370,000   San Francisco, CA Bay Area Toll Authority ROLs(3)                    11.246     4/1/31      8,355,222
   1,700,000   San Jacinto, TX Community College District ROLs(3)                   14.251    2/15/33      2,084,268
   2,500,000   San Jacinto, TX Community College District ROLs(3)                   14.686    2/15/38      3,085,700
   3,000,000   Southern CA Metropolitan Water District DRIVERS                      14.476     7/1/35      3,948,960
   3,500,000   Tampa Bay, FL Regional Water Supply Authority DRIVERS                14.476    10/1/34      4,334,820
   3,500,000   Tarrant County, TX Cultural Education Facilities Finance Corp.
               ROLs(3)                                                              16.858   11/15/24      5,462,240
   8,500,000   Tarrant County, TX Cultural Education Facilities Finance Corp.
               ROLs(3)                                                              18.596   11/15/29     13,265,440
     375,000   Tes Properties, WA DRIVERS                                           16.208    12/1/29        521,130
   3,000,000   Tes Properties, WA DRIVERS                                           16.641    12/1/38      3,899,280
 110,625,000   TX Municipal Gas Acquisition & Supply Corp. ROLs(3)                  11.975   12/15/26    152,200,088
   4,355,000   WA Health Care Facilities Authority (Peacehealth) DRIVERS            14.311    11/1/28      5,566,213
   5,000,000   WA Health Care Facilities Authority (Seattle Children's
               Hospital/Seattle Children's Healthcare System)                       12.610    10/1/38      6,216,800
   4,875,000   WA Health Care Facilities Authority ROLs(3)                          12.498    11/1/18      7,410,000
   5,670,000   Wayne County, MI Airport Authority ROLs(3)                           11.180    12/1/29      5,802,168
   3,645,000   Wayne County, MI Airport Authority ROLs(3)                           11.181    12/1/29      3,729,965
   8,335,000   Wayne County, MI Airport Authority ROLs(3)                           11.184    12/1/29      8,529,289
   3,335,000   Wayne County, MI Airport Authority ROLs(3)                           11.181    12/1/34      3,408,237
   1,875,000   Westminster, CA Redevel. Agency Tax Allocation ROLs(3)               19.046    11/1/39      3,049,650
   3,750,000   Westminster, CA Redevel. Agency Tax Allocation ROLs(3)               17.308    11/1/45      5,137,350


                 53 | Oppenheimer Rochester National Municipals

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS October 29, 2010*(Unaudited)

   4,335,000   WI H&EFA (CMHMF/F&CH/FMLH Obligated Group) DRIVERS                   10.982     4/1/34      4,786,143
   3,515,000   WI Hsg. & EDA DRIVERS                                                 7.745     9/1/24      3,627,691
                                                                                                        ------------
                                                                                                        $926,723,579
                                                                                                        ============

(1.) For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table on page 47-49 of the Statement of Investments.

(2.) Represents the current interest rate for a variable rate bond known as an "inverse floater."

(3.) Security is subject to a shortfall and forbearance agreement.

The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the short-term floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. The Manager monitors the Fund's potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund's investment in such inverse floating rate securities, if it deems it appropriate to do so. As of October 29, 2010, in addition to the exposure detailed in the preceding table, the Fund's maximum exposure under such agreements is estimated at $1,148,330,000.

CREDIT RISK. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently default. Information concerning securities in default as of October 29, 2010 is as follows:

Cost                                $896,949,287
Market Value                        $324,897,197
Market Value as a % of Net Assets           4.71%

The Fund has entered into forbearance agreements with certain obligors under which the Fund has agreed to temporarily forego receipt of the original principal or coupon interest rates. As of October 29, 2010, securities with an aggregate market value of $39,377,098, representing 0.57% of the Fund's net assets, were subject to these forbearance agreements. Principal payments of $735,000 are contractually owed to the Fund with respect to these securities and will not be collected under these forbearance agreements.

RESTRICTED SECURITIES

As of October 29, 2010, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of October 29, 2010 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities   $ 8,445,224,963(1)
                                 ===============
Gross unrealized appreciation    $   557,555,127
Gross unrealized depreciation     (2,293,163,653)
                                 ---------------
Net unrealized depreciation      $(1,735,608,526)
                                 ===============

(1.) The Federal tax cost of securities does not include cost of $1,673,909,293, which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions. See the Inverse Floating Rate Securities note.


                 54 | Oppenheimer Rochester National Municipals

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 10/29/2010, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Multi-State Municipal Trust


By: /s/ William F. Glavin, Jr.
    --------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 12/07/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ William F. Glavin, Jr.
    --------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 12/07/2010


By: /s/ Brian W. Wixted
    --------------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 12/07/2010